SEC. File Nos. 2-86838
                                                             811-3857

                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                  FORM N-1A
                            Registration Statement
                                   Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 22
                                    and
                            Registration Statement
                                   Under
                      The Investment Company Act of 1940
                             Amendment No. 22

                      AMERICAN VARIABLE INSURANCE SERIES
                (Exact Name of Registrant as specified in charter)
                           333 South Hope Street
                           Los Angeles, CA 90071
                     (Address of principal executive offices)

               Registrant's telephone number, including area code:
                               (213) 486-9200


                               Chad L. Norton
                    Capital Research and Management Company
                            333 South Hope Street
                            Los Angeles, CA 90071
                    (name and address of agent for service)


                                 Copies to:
                            Cary I. Klafter, Esq.
                             Morrison & Foerster
                            345 California Street
                       San Francisco, California 94104
                         (Counsel for the Registrant)

          The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.
         On January 29, 1996, it filed its 24f-2 notice for fiscal 1995.

                  Approximate date of proposed public offering:
   It is proposed that this filing become effective on April 1, 1996, pursuant to paragraph (b) of rule 485.

                       AMERICAN VARIABLE INSURANCE SERIES
                             CROSS REFERENCE SHEET

ITEM NUMBER OF                                   CAPTIONS IN PROSPECTUS (PART "A")

PART "A" OF FORM N-1A

 1.      COVER PAGE                              COVER PAGE

 2.      SYNOPSIS                                N/A

 3.      FINANCIAL HIGHLIGHTS                    FINANCIAL HIGHLIGHTS

 4.      GENERAL DESCRIPTION OF REGISTRANT       INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

 5.      MANAGEMENT OF THE FUND                  FINANCIAL HIGHLIGHTS; FUND ORGANIZATION AND MANAGEMENT

 6.      CAPITAL STOCK AND OTHER SECURITIES      INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS; FUND

                                                 ORGANIZATION AND MANAGMENT; DIVIDENDS,DISTRIBUTIONS AND

                                                 TAXES

 7.      PURCHASE OF SECURITIES BEING OFFERED    PURCHASES AND REDEMPTIONS OF SHARES

 8.      REDEMPTION OR REPURCHASE                PURCHASES AND REDEMPTIONS OF SHARES

 9.      LEGAL PROCEEDINGS                       N/A



ITEM NUMBER OF                                    CAPTIONS IN STATEMENT OF

PART "B" OF FORM N-1A                             ADDITIONAL INFORMATION (PART "B")

10.      COVER PAGE                               COVER

11.      TABLE OF CONTENTS                        TABLE OF CONTENTS

12.      GENERAL INFORMATION AND HISTORY          NONE

13.      INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

                                                  (PART "A")

14.      MANAGEMENT OF THE REGISTRANT             SERIES OFFICERS AND TRUSTEES

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS    SERIES OFFICERS AND TRUSTEES

         OF SECURITIES

16.      INVESTMENT ADVISORY AND OTHER SERVICES    INVESTMENT ADVISORY AND SERVICE AGREEMENT

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES   EXECUTION OF PORTFOLIO TRANSACTIONS

18.      CAPITAL STOCK AND OTHER SECURITIES       NONE

19.      PURCHASE, REDEMPTION AND PRICING OF      PURCHASES AND REDEMPTIONS OF SHARES (PART "A");

         SECURITIES BEING OFFERED

20.      TAX STATUS                               DIVIDENDS, DISTRIBUTIONS AND TAXES

21.      UNDERWRITERS                             N/A

22.      CALCULATION OF PERFORMANCE DATA          FINANCIAL HIGHLIGHTS

23.      FINANCIAL STATEMENTS                     FINANCIAL STATEMENTS



ITEM IN PART "C"

24.      FINANCIAL STATEMENTS AND EXHIBITS

25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

26.      NUMBER OF HOLDERS OF SECURITIES

27.      INDEMNIFICATION

28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

29.      PRINCIPAL UNDERWRITERS

30.      LOCATION OF ACCOUNTS AND RECORDS

31.      MANAGEMENT SERVICES

32.      UNDERTAKINGS

         SIGNATURE PAGE

                                   PROSPECTUS

                      AMERICAN VARIABLE INSURANCE SERIES (r)

                                  April 1, 1996



                      AMERICAN VARIABLE INSURANCE SERIES

                             333 South Hope Street
                         Los Angeles, California 90071
                                (213) 486-9200

  American Variable Insurance Series (the "Series") is a fully managed, diversified, open-end investment company. The Series consists of eight funds, each of which has its own investment objective(s) and policies.

  Shares of the Series are offered only to insurance company separate accounts to serve as the funding vehicle for certain variable annuity and life insurance contracts ("Contract" or "Contracts").

  THE CONTRACTS INVOLVE CERTAIN FEES AND EXPENSES NOT DESCRIBED IN THIS PROSPECTUS AND ALSO MAY INVOLVE CERTAIN RESTRICTIONS OR LIMITATIONS ON THE ALLOCATION OF PURCHASE PAYMENTS OR CONTRACT VALUES TO ONE OR MORE FUNDS OF THE SERIES. IN PARTICULAR, CERTAIN FUNDS MAY NOT BE AVAILABLE IN CONNECTION WITH A PARTICULAR CONTRACT. SEE THE APPLICABLE CONTRACT PROSPECTUS FOR INFORMATION REGARDING FEES AND EXPENSES OF THE CONTRACT AND ANY APPLICABLE RESTRICTIONS OR LIMITATIONS.

  The GROWTH FUND seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stocks, which demonstrate the potential for appreciation.

  The INTERNATIONAL FUND seeks long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.

  The GROWTH-INCOME FUND seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

  The ASSET ALLOCATION FUND seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed-income securities and money market instruments in any combination.

  The HIGH-YIELD BOND FUND seeks high current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. IN ADDITION TO OTHER RISKS, HIGH-YIELD, HIGH-RISK BONDS (ALSO KNOWN AS "JUNK BONDS") ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER YIELDING, HIGHER RATED BONDS.

  The BOND FUND seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

  The U.S. GOVERNMENT/AAA-RATED SECURITIES FUND seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA or Aaa.

  The CASH MANAGEMENT FUND seeks high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

  This prospectus sets forth concisely the information an investor should know before investing in the Series. You may obtain the statement of additional information dated April 1, 1996, which contains the Series' financial statements, without charge, by writing to the Secretary of the Series at the above address or telephoning 800/421-0180.

   IT IS POSSIBLE TO  LOSE MONEY BY INVESTING  IN THE FUNDS. THE LIKELIHOOD
      OF LOSS IS GREATER IF YOU INTEND TO INVEST FOR A SHORTER PERIOD OF
         TIME. SHARES OF  THE FUNDS  ARE NOT  DEPOSITS OR OBLIGATIONS
            OF, OR INSURED, OR GUARANTEED BY, THE U.S. GOVERNMENT,
               ANY FINANCIAL  INSTITUTION, THE  FEDERAL DEPOSIT
                  INSURANCE   CORPORATION,   OR  ANY   OTHER
                     AGENCY, ENTITY OR PERSON.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE  COMMISSION  OR  ANY  STATE SECURITIES  COMMISSION  NOR  HAS  THE
   SECURITIES AND  EXCHANGE COMMISSION  OR ANY STATE  SECURITIES COMMISSION
    PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN  ACCOMPANIED BY A CURRENT PROSPECTUS OF THE
 APPLICABLE CONTRACT. THIS PROSPECTUS AND THE APPLICABLE CONTRACT PROSPECTUS
       SHOULD BE READ CAREFULLY AND THEN RETAINED FOR FUTURE REFERENCE.

                 The date of this prospectus is April 1, 1996

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
   The following condensed financial information for 1991 through 1995 has been derived from financial statements which have been audited by Price Waterhouse LLP, independent accountants. The information for the years prior to 1991 was audited by other independent accountants. This information should be read in conjunction with the financial statements and accompanying notes which are included in the statement of additional information.

                             Net realized   Total
        Net asset            & unrealized   income   Dividends    Distributions               Net asset           Net assets,
Period   value,      Net     gain (loss)     from     from net      from net                   value,               end of
ended   beginning investment      on      investment investment     realized        Total      end of   Total       period
11/30   of period   income   investments  operations   income         gains     distributions  period   return   (in millions)
------  --------- ---------- ------------ ---------- ----------   ------------- ------------- --------- ------   -------------
                                  Growth Fund
1985     $ 9.72     $  .06      $ 1.88      $ 1.94     $ (.03)          --         $ (.03)     $11.63   20.11%      $   20
1986      11.63        .10        4.30        4.40       (.13)       $ (.24)         (.37)      15.66   38.77           44
1987      15.66        .14        (.78)       (.64)      (.11)         (.34)         (.45)      14.57   (4.34)          99
1988      14.57        .33        2.85        3.18       (.28)         (.61)         (.89)      16.86   22.34           48
1989      16.86        .49        6.01        6.50       (.45)          --           (.45)      22.91   38.87          173
1990      22.91        .54       (2.27)      (1.73)      (.56)         (.64)        (1.20)      19.98   (7.87)         304
1991      19.98        .41        4.48        4.89       (.47)         (.22)         (.69)      24.18   24.90          700
1992      24.18        .29        4.25        4.54       (.31)/2/       --           (.31)      28.41   18.90        1,212
1993      28.41        .25        4.13        4.38       (.24)         (.21)         (.45)      32.34   15.59        1,737
1994      32.34        .24         .69         .93       (.24)        (1.09)        (1.33)      31.94    2.92        2,027
1995      31.94        .33       10.63       10.96       (.29)         (.80)        (1.09)      41.81   35.35        3,154
--------------------------------------------------------------------------------------------------------------------------------
                             International Fund/3/
1990     $10.00     $  .11      $ (.62)     $ (.51)    $ (.04)          --         $ (.04)     $ 9.45   (5.08)%     $   66
1991       9.45        .22         .59         .81       (.24)          --           (.24)      10.02    8.67          197
1992      10.02        .19        (.09)        .10       (.21)       $ (.02)         (.23)       9.89     .90          360
1993       9.89        .17        2.50        2.67       (.16)          --           (.16)      12.40   27.20          840
1994      12.40        .25        1.04        1.29       (.20)         (.22)         (.42)      13.27   10.48        1,405
1995      13.27        .34        1.02        1.36       (.33)         (.41)         (.74)      13.89   10.78        1,703
--------------------------------------------------------------------------------------------------------------------------------
                              Growth-Income Fund
1985     $10.54     $  .20      $ 3.28      $ 3.48     $ (.07)          --         $ (.07)     $13.95   33.13%      $   42
1986      13.95        .41        3.91        4.32       (.48)       $ (.33)         (.81)      17.46   32.10          129
1987      17.46        .47       (1.87)      (1.40)      (.46)         (.08)         (.54)      15.52   (8.59)         217
1988      15.52        .72        2.66        3.38       (.68)         (.18)         (.86)      18.04   22.13          102
1989      18.04        .78        3.93        4.71       (.74)         (.58)        (1.32)      21.43   27.32          305
1990      21.43        .82       (1.91)      (1.09)      (.86)         (.25)        (1.11)      19.23   (5.27)         535
1991      19.23        .75        2.63        3.38       (.79)         (.10)         (.89)      21.72   17.83        1,022
1992      21.72        .65        2.74        3.39       (.67)         (.27)         (.94)      24.17   15.90        1,704
1993      24.17        .63        2.12        2.75       (.63)         (.28)         (.91)      26.01   11.63        2,436
1994      26.01        .68         .14         .82       (.65)         (.88)        (1.53)      25.30    3.21        2,740
1995      25.30        .73        7.20        7.93       (.73)        (1.03)        (1.76)      31.47   33.14        3,953
--------------------------------------------------------------------------------------------------------------------------------
                           Asset Allocation Fund/5/
1989     $10.00     $  .08      $  .10      $  .18     $ (.01)          --         $ (.01)     $10.17    1.70%      $   33
1990      10.17        .50        (.75)       (.25)      (.42)          --           (.42)       9.50   (2.34)         106
1991       9.50        .53        1.11        1.64       (.55)          --           (.55)      10.59   17.63          194
1992      10.59        .48         .94        1.42       (.49)       $ (.05)         (.54)      11.47   13.69          359
1993      11.47        .51         .67        1.18       (.49)         (.15)         (.64)      12.01   10.59          578
1994      12.01        .51        (.57)       (.06)      (.52)         (.18)         (.70)      11.25    (.54)         637
1995      11.25        .50        2.69        3.19       (.50)         (.17)         (.67)      13.77   29.45          870
--------------------------------------------------------------------------------------------------------------------------------
                             High-Yield Bond Fund
1985     $10.96     $  .81      $ 1.54      $ 2.35     $ (.29)          --         $ (.29)     $13.02   21.79%      $   23
1986      13.02       1.35        1.30        2.65      (1.98)       $ (.20)        (2.18)      13.49   22.64           53
1987      13.49       1.35        (.94)        .41      (1.36)         (.32)        (1.68)      12.22    2.96           70
1988      12.22       1.26         .68        1.94      (1.33)         (.17)        (1.50)      12.66   16.95           26
1989      12.66       1.22         .10        1.32      (1.16)          --          (1.16)      12.82   10.85           50
1990      12.82       1.33       (1.02)        .31      (1.30)          --          (1.30)      11.83    2.49           58
1991      11.83       1.17        1.78        2.95      (1.25)          --          (1.25)      13.53   26.22          107
1992      13.53       1.10         .62        1.72      (1.08)          --          (1.08)      14.17   13.14          197
1993      14.17       1.09        1.20        2.29      (1.10)         (.19)        (1.29)      15.17   17.09          379
1994      15.17       1.27       (2.07)       (.80)     (1.23)         (.25)        (1.48)      12.89   (5.71)         390
1995      12.89       1.32        1.10        2.42      (1.32)          --          (1.32)      13.99   19.81          534
--------------------------------------------------------------------------------------------------------------------------------
                 U.S. Government/AAA-Rated Securities Fund/6/
1986     $10.00     $  .53      $ 1.45      $ 1.98     $ (.36)          --         $ (.36)     $11.62   19.65%      $   32
1987      11.62        .85       (1.21)       (.36)      (.79)          --           (.79)      10.47   (3.17)          47
1988      10.47        .93         .02         .95       (.97)          --           (.97)      10.45    9.50           28
1989      10.45        .78         .30        1.08       (.79)          --           (.79)      10.74   10.82           78
1990      10.74        .83        (.11)        .72       (.80)          --           (.80)      10.66    7.11          126
1991      10.66        .77         .58        1.35       (.79)          --           (.79)      11.22   13.24          240
1992      11.22        .75         .32        1.07       (.76)          --           (.76)      11.53    9.83          360
1993      11.53        .74         .68        1.42       (.75)       $ (.05)         (.80)      12.15   12.65          505
1994      12.15        .76       (1.30)       (.54)      (.74)         (.07)         (.81)      10.80   (4.58)         463
1995      10.80        .82         .71        1.53       (.81)          --           (.81)      11.52   14.73          542
--------------------------------------------------------------------------------------------------------------------------------
                             Cash Management Fund
1985     $10.77     $  .78         --       $  .78     $ (.43)          --         $ (.43)     $11.12    7.41%      $   13
1986      11.12        .67      $ (.02)        .65      (1.12)          --          (1.12)      10.65    6.30           19
1987      10.65        .54         .08         .62       (.54)          --           (.54)      10.73    6.01           57
1988      10.73        .60         .11         .71       (.56)          --           (.56)      10.88    6.88           31
1989      10.88        .81         .12         .93       (.81)          --           (.81)      11.00    8.90           58
1990      11.00        .71         .13         .84       (.70)          --           (.70)      11.14    7.91          143
1991      11.14        .62         .01         .63       (.66)          --           (.66)      11.11    5.84          163
1992      11.11        .35         .01         .36       (.43)          --           (.43)      11.04    3.31          197
1993      11.04        .29         --          .29       (.31)          --           (.31)      11.02    2.67          206
1994      11.02        .37         .02         .39       (.32)          --           (.32)      11.09    3.59          221
1995      11.09        .63        (.02)        .61       (.59)          --           (.59)      11.11    5.65          193

        Ratio of     Ratio
        expenses    of net
           to      income to
Period  average     average    Portfolio
ended     net         net      turnover
11/30    assets     assets       rate
------- ---------- ----------- ----------
1985       .83%        .78%       28.4%
1986       .71         .76        27.4
1987       .63         .97        14.0
1988       .72        1.72         7.1/1/
1989       .60        2.97        29.2
1990       .59        3.00        16.8
1991       .56        1.94         9.8
1992       .53        1.15        11.2
1993       .50         .86        20.4
1994       .49         .78        29.6
1995       .47         .92       35.47
------------------------------------------
1990      1.03%/4/    3.18%/4/     4.5%
1991      1.04        2.62         8.2
1992      1.00        2.11        16.7
1993       .96        1.75        17.7
1994       .80        2.03        19.7
1995       .75        2.64       24.66
------------------------------------------
1985       .73%       2.88%       25.6%
1986       .61        3.08        11.2
1987       .59        2.85         6.8
1988       .67        3.59        14.3/1/
1989       .58        4.94        16.7
1990       .56        4.77         9.7
1991       .56        3.80        11.1
1992       .52        3.01        13.6
1993       .49        2.66        24.9
1994       .47        2.72        29.3
1995       .44        2.70       26.91
------------------------------------------
1989       .59%/2/    5.78%/2/     --
1990       .64        6.70        14.4%
1991       .59        5.56        15.1
1992       .57        4.73        19.7
1993       .55        4.66        19.0
1994       .53        4.55        36.1
1995       .52        4.11       39.89
------------------------------------------
1985       .87%      11.71%       67.7%
1986       .67       11.59        56.3
1987       .63       10.89        61.9
1988       .77       10.62        23.6/1/
1989       .72       12.30        28.2
1990       .68       11.17        22.7
1991       .63        9.81        18.1
1992       .59        8.88        47.4
1993       .56        8.18        34.1
1994       .54        9.37        38.5
1995       .54       10.12       31.73
------------------------------------------
1986       .64%       6.86%       18.7%
1987       .67        8.24       105.6
1988       .77        8.32        47.5/1/
1989       .66        8.61        14.5
1990       .61        8.58        24.0
1991       .58        7.91        27.1
1992       .57        7.08        40.0
1993       .55        6.42        21.7
1994       .54        6.69        45.2
1995       .54        7.37       30.11
------------------------------------------
1985      1.07%       6.99%        --
1986       .85        5.82         --
1987       .68        5.90         --
1988       .76        6.75         --
1989       .68        8.26         --
1990       .60        7.48         --
1991       .58        5.65         --
1992       .53        3.24         --
1993       .51        2.57         --
1994       .49        3.60         --
1995       .49        5.37         --

------
 1. Percentages are exclusive of the redemption in kind which occurredMarch 29, 1988.
                                        4. Annualized
                                        5. Commenced operations August 1,
 2. Amount includes net realized           1989.
    short-term gains treated as net     6. Commenced operations December 1,
    investment income for federal          1985.
    income tax purposes.                No information is given for the Bond
 3. Commenced operations May 1, 1990.   Fund because it had not yet commenced
                                        operations at November 30, 1995.

--------------------------------------------------------------------------------

                       THE FUNDS The Series consists of eight funds,
          INVESTMENT   each representing a separate fully managed diver-
      OBJECTIVES AND   sified portfolio of securities. The eight funds
     POLICIES OF THE   are the Growth Fund, the International Fund, the
               FUNDS   Growth-Income Fund, the Asset Allocation Fund,
                       the High-Yield Bond Fund, the Bond Fund, the U.S.
 The Series consists   Government/AAA-Rated Securities Fund and the Cash
                  of   Management Fund. The Board of Trustees may estab-
   eight funds, each   lish additional funds in the future. The invest-
                with   ment objective(s) and policies of each fund are
  its own investment   discussed below. Investment policy limits as
    objective(s) and   stated below are measured at the time of pur-
           policies.   chase.

                       Shares of the Series are currently offered only to separate accounts of various insurance compa-nies to serve as the underlying investment for both variable annuity and variable life insurance Contracts. All such shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value. Due to differences in tax treatment or other con-siderations, the interests of various Contract owners participating in a fund might at some time be in conflict. The Board of Trustees will moni-tor for any material conflicts and determine what action, if any, should be taken.

                       INVESTMENT RESTRICTIONS Each fund has certain in-vestment restrictions that are described in the statement of additional information. The invest-ment restrictions and the objective(s) of each fund cannot be changed without shareholder ap-proval. All other investment practices may be changed by the Series' Board of Trustees.

     The Growth Fund   GROWTH FUND The investment objective of the
               seeks   Growth Fund is growth of capital. Whatever cur-
 to provide you with   rent income is generated by the fund is likely to
  growth of capital.   be incidental to the objective of capital growth.
                       Ordinarily, the fund seeks to achieve this objec-tive by investing primarily in common stocks or securities with common stock characteristics.
                       When the outlook for common stocks is not consid-ered promising, for temporary defensive purposes, a substantial portion of the assets may be in-vested in securities of the U.S. Government, its agencies and instrumentalities, cash, and money market instruments. See "Certain Securities and Investment Techniques" below.

                       The fund's assets may be invested in securities of non-U.S. issuers, which are generally denomi-nated in currencies other than the U.S. dollar, although there is no requirement that the fund maintain investments in non-U.S. issuers. See "Certain Securities and Investment Techniques-- Investing Around the World" below.

                       Up to 10% of the fund's assets may be invested in straight debt securities rated BB or below by Standard & Poor's Corporation and Ba or below by Moody's Investors Services, Inc. or in unrated securities that are determined to be of equiva-lent quality, provided the fund's investment ad-viser, Capital Research and Management Company, determines that these securities have character-istics similar to the equity securities eligible for purchase by the fund. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk bonds," carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a further description of the various bond ratings. See "High-Yield Bond Fund--Risks of Investing in High-Yield, High-Risk Securities" below and the statement of additional information. As of Novem-ber 30, 1995, the last day of the fund's fiscal year, the portfolio did not contain any bonds.

--------------------------------------------------------------------------------

   The International   INTERNATIONAL FUND The investment objective of
        Fund aims to   the International Fund is to achieve long-term
    provide you with   growth of capital by investing primarily in secu-
    long-term growth   rities of issuers domiciled outside the United
        ofcapital by   States. The fund's investment approach is based
         investingin   on the belief that economic and political devel-
          securities   opments have helped to create new opportunities
           ofissuers   outside the U.S.
    domiciledoutside
            the U.S.

                       The fund may also invest in securities through depositary receipts which may be denominated in various currencies. For example, the fund may purchase American Depositary Receipts which are U.S. dollar denominated securities designed for use in the U.S. securities markets which repre-sent and may be converted to the underlying secu-rity.

                       When prevailing market, economic, political or currency conditions warrant, the fund may invest in securities convertible into common stocks, straight debt securities (generally rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or determined to be of equivalent quality by Capital Research and Management Company), government se-curities, or nonconvertible preferred stocks; however, up to 5% of the fund's assets may be in-vested in lower rated straight debt securities (including securities commonly referred to as "junk bonds" or "high-yield, high-risk bonds") or in unrated securities that are determined to be of equivalent quality. High-yield, high-risk bonds carry a higher degree of investment risk than higher rated bonds and are considered specu-lative. See the Appendix for a description of the various bond ratings. These securities may also be issued by non-U.S. entities.

                       Under normal circumstances, the fund will invest at least 65% of its assets in equity securities (including depositary receipts) of issuers domi-ciled outside the U.S. The fund may at times hold a portion of its assets in various currencies or in cash equivalents which may be denominated in U.S. dollars or other currencies (including U.S. Government securities, certificates of deposit, time deposits, commercial paper, bankers' accept-ances and other high-quality short-term debt se-curities). Additionally, for temporary defensive purposes the fund may at times maintain all or any part of its assets in cash and cash equiva-lents.

                       Investments may be made from time to time in is-suers domiciled in, or governments of, developing countries. The fund's investment adviser, Capital Research and Management Company, currently does not intend to invest more than 20% of the fund's total assets (taken at cost) in issuers domiciled in, or governments of, developing countries. See "Certain Securities and Investment Techniques-- Investing Around the World."

   The Growth-Income   GROWTH-INCOME FUND  The investment objective of
       Fund seeks to   the Growth-Income Fund is growth of capital and
    provide you with   income. In the selection of securities for in-
  capital growth and   vestment, the possibilities of appreciation and
             income.   potential dividends are given more weight than
                       current yield. Ordinarily, the fund will invest primarily in common stocks. But the fund may in-vest in other types of securities, including other equity-type securities (such as convertible bonds and preferred stocks), bonds (and other types of fixed-income securities) and money mar-ket instruments, to the extent consistent with its investment objective.

                       Up to 5% of the fund's assets may be invested in straight debt securities rated BB or below by Standard & Poor's Corporation and Ba or below by Moody's Investors Services, Inc. or in unrated securities that are determined to be of equiva-lent quality by Capital Research and Management Company. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk bonds," carry a higher degree of investment risk than higher rated bonds and are considered specu-lative. See the Appendix for a description of the various bond ratings.

--------------------------------------------------------------------------------

                       Up to 10% of the fund's assets may be invested in the equity securities of issuers domiciled outside the U.S., provided those securities are either held through depositary receipts which are U.S. dollar denominated or are traded on the New York Stock Exchange. Since the fund limits its investments in non-U.S. securities as described above, the fund has no current intention to engage in forward currency transactions. See "Investing Around the World."

           The Asset   ASSET ALLOCATION FUND The investment objective of
     Allocation Fund   the Asset Allocation Fund is high total return
 aims to provide you   (including income and capital gains) consistent
     with high total   with preservation of capital over the long-term.
          return and   The fund seeks to achieve its objective by in-
     preservation of   vesting in a diversified portfolio that can in-
    capital over the   clude common stocks and other equity-type securi-
          long-term.   ties (such as convertible bonds and preferred
                       stocks), bonds and other intermediate and long-term fixed income securities, and money market instruments (debt securities maturing in one year or less).

                       Capital Research and Management Company will de-termine the relative mix of equities, fixed-in-come securities and money market instruments for the fund's portfolio. The determination will be based on its view of long-term economic and mar-ket trends and the relative risks and opportuni-ties for long-term total return of the different classes of assets. Under normal conditions, Capi-tal Research and Management Company expects (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equities; 20% to 50% in fixed-income securi-ties, and 0% to 40% in money market instruments. Capital Research and Management Company does not intend to make frequent shifts within these broad ranges. Rather it intends in normal situations to make any shifts in the fund's asset allocation gradually over time based on its views of long-term trends and conditions.

                       Up to 10% of the fund's assets may be invested in the equity securities of issuers domiciled out-side the U.S., provided those securities are ei-ther held through depositary receipts which are U.S. dollar denominated or are traded on the New York Stock Exchange. Since the fund limits its investments in non-U.S. securities as described above, the fund has no current intention to en-gage in forward currency transactions. See "Cer-tain Securities and Investment Techniques--In-vesting Around the World."

                       The fund's fixed-income investments will consist primarily of "investment grade" bonds; that is, bonds that are rated BBB or better by Standard & Poor's Corporation or Baa or better by Moody's Investors Service, Inc., or that are unrated but considered by Capital Research and Management Company to be of equivalent credit quality. Up to 25% of the fund's fixed-income assets may be in-vested in securities that are below investment grade as defined above, including securities rated as low as CC by S&P or Ca by Moody's. See "High-Yield Bond Fund--Risks of Investing in High-Yield, High-Risk Securities" below and the statement of additional information. See the Ap-pendix for a further description of the various bond ratings. The fund's investments in non-U.S. fixed-income securities will be concentrated in securities issued or guaranteed as to principal and interest by foreign governments or their agencies or instrumentalities or by multinational agencies. During the previous fiscal year, the approximate monthly average percentages of the Asset Allocation Fund's fixed-income net assets based on the higher of the Moody's or S&P rating categories were: Aaa/AAA --13.45%; Aa/AA --
                        0.15%; A/A -- 2.43%; Baa/BBB -- 5.09%; Ba/BB --
                       0.76%; B/B -- 1.80%; and Caa/CCC -- 0.18%. Non-
                       rated investments (including equity-type securi-ties) and cash or cash equivalents amounted to 69.03% and 7.11%, respectively, of the fund's as-sets.

--------------------------------------------------------------------------------

 The High-Yield Bond   HIGH-YIELD BOND FUND The primary investment ob-
       Fund seeks to   jective of the High-Yield Bond Fund is high cur-
    provide you with   rent income and its secondary investment objec-
 high current income   tive is capital appreciation. Under normal market
   and, secondarily,   conditions the fund will be invested in fixed-in-
             capital   come securities, with emphasis on higher yield-
       appreciation.   ing, higher risk, lower rated or unrated corpo-
                       rate bonds. These "high-yield, high-risk bonds" typically are subject to greater market fluctua-tions and risk of loss of income and principal due to default by the issuer than are lower yielding, higher rated bonds.

                       High-yield, high-risk bonds (also known as "junk bonds") generally include any bonds rated Ba or below by Moody's Investors Service, Inc. and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent qual-ity by Capital Research and Management Company. Bonds rated Ba or BB or below are considered speculative. The High-Yield Bond Fund may invest without limitation in bonds rated as low as Ca by Moody's or CC by S&P (or bonds that are unrated but are determined to be of equivalent quality). In addition, the fund may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P (or bonds that are unrated but are determined to be of equivalent quality). See the Appendix for a further description of the various bond ratings. During the previous fiscal year, the ap-proximate monthly average percentages of the High-Yield Bond Fund's net assets based on the higher of the Moody's or S&P rating categories were: Aaa/AAA -- 7.27%; Baa/BBB -- 0.72%;
                       Ba/BB -- 26.16%; B/B --52.80%; and Caa/CCC --
                        5.30%. Non-rated investments (including equity-
                       type securities) and cash or cash equivalents amounted to 1.77% and 5.98%, respectively, of the fund's assets.

                       Up to 25% of the fund's assets may be invested in securities of non-U.S. issuers, which are gener-ally denominated in currencies other than the U.S. dollar. See "Certain Securities and Invest-ment Techniques--Investing Around the World" and "Currency Transactions" below.

                       Under normal conditions the fund will invest pri-marily in higher yielding obligations which may include loan participations in addition to corpo-rate bonds. The fund also may invest in securi-ties of the U.S. Government, its agencies and in-strumentalities, cash and money market instru-ments. See "Certain Securities and Investment Techniques" below. See also the statement of ad-ditional information.

                       RISKS OF INVESTING IN HIGH-YIELD, HIGH-RISK
                       SECURITIES High-yield, high-risk bonds, also known as "junk bonds," typically are subject to greater market fluctuations and to greater loss of income and principal due to the lower credit quality of the issuer than are higher rated bonds. Their values tend to be more sensitive to adverse economic changes than lower yielding, higher rated bonds. In addition, it may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds.

                       High-yield, high-risk bonds can be very sensitive to adverse economic changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and in-terest payment obligations, to meet projected fi-nancial goals, and to obtain additional financ-ing. If the issuer of a bond defaulted on its ob-ligations to pay interest or principal, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds and the fund's net asset value.

--------------------------------------------------------------------------------

                       High-yield, high-risk bonds may contain redemp-tion or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the secu-rity with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the fund's assets. If the fund experi-ences unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby de-creasing the asset base upon which expenses can be spread and possibly reducing the fund's rate of return.

                       There may be little trading in the secondary mar-ket for particular bonds, which may affect ad-versely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and in-vestor perceptions, whether or not based on fun-damental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, espe-cially in a thin market.

                       Capital Research and Management Company attempts to reduce these risks through diversification of the portfolio and by credit analysis of each is-suer, as well as by monitoring broad economic trends and corporate and legislative develop-ments.

                       There can be, of course, no assurance that the fund's investment objective will be realized or that the net return on an investment in the fund will equal or exceed that which could have been obtained through other investment or savings ve-hicles. Contract owners should carefully review the investment objectives and policies of the fund and consider their ability to assume the risks involved before making any investment in the fund.

 The Bond Fund seeks   BOND FUND The investment objective of the Bond
 to provide you with   Fund is to provide as high a level of current in-
 high current income   come as is consistent with the preservation of
    while preserving   capital. The fund invests in a broad variety of
        yourcapital.   fixed-income securities, including marketable
                       corporate debt securities, loan participations,
                       U.S. Government securities, mortgage-related se-curities, other asset-backed securities and cash or money market instruments. Normally, at least
                       65% of the fund's assets will be invested in bonds. (For this purpose, bonds are considered any debt securities having initial maturities in excess of one year.) In addition, the fund may invest up to 20% in preferred stocks.

                       At least 65% of the value of the fund's assets, measured at the time of purchase, must be in-vested in securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or bet-ter by Standard & Poor's Corporation (all ratings discussed below refer to those assigned by these two rating agencies) or, if not rated by either of these rating agencies, determined by Capital Research and Management Company as being of in-vestment quality equivalent to securities rated Baa/BBB or better. Securities rated Baa or BBB have speculative characteristics. See the Appen-dix for a description of the various bond rat-ings.

                       At least 35% of the value of the fund's assets, measured at the time of purchase, must be in-vested in securities that are rated A or better or, if not rated, determined as being of equiva-lent quality.

                       Up to 35% of the assets of the fund may be in-vested in debt securities rated Ba and BB or be-low, or in unrated securities that are determined to be of equivalent quality. These securities may be rated as low as Ca by Moody's or CC by S&P.

                       Securities rated Ba and BB or below or unrated securities that are determined to be of equiva-lent quality (commonly known as "junk" or "high-yield, high-risk" bonds) are subject to special review before purchase. These bonds

--------------------------------------------------------------------------------

                       are considered speculative and typically are sub-ject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower yield-ing, higher-rated bonds. See "High-Yield Bond Fund--Risks of Investing in High-Yield, High-Risk Securities" above and the statement of additional information.

                       The fund may invest in fixed-income securities of corporations or governmental entities outside the U.S.; however, no more than 20% of the fund's as-sets will be invested in non-U.S. dollar denomi-nated securities. The fund may purchase or sell various currencies on either a spot or forward basis in connection with non-U.S. dollar invest-ments. See "Certain Securities and Investment Techniques--Currency Transactions" below.

                       The fund may invest up to 20% of its assets in issuers domiciled in, or governments of, develop-ing countries. See "Certain Securities and In-vestment Techniques--Investing Around the World" and the statement of additional information.

            The U.S.   U.S. GOVERNMENT/AAA-RATED SECURITIES FUND The in-
     Government/AAA-   vestment objective of the U.S. Government/AAA-
    Rated Securities   Rated Securities Fund is a high level of current
        Fund aims to   income consistent with prudent investment risk
    provide you with   and preservation of capital. It seeks to achieve
 high current income   its objective by investing primarily in a combi-
    while preserving   nation of (i) securities guaranteed by the U.S.
       your capital.   Government (i.e., backed by the full faith and
                       credit of the United States) and (ii) other debt securities (including corporate bonds) rated AAA by Standard & Poor's Corporation or Aaa by
                       Moody's Investors Service, Inc. (or that have not received a rating but are determined to be of comparable quality by Capital Research and Man-agement Company). The fund may purchase obliga-tions of non-U.S. corporations or governmental entities, provided they are dollar denominated and highly liquid. Except when the fund is in a temporary defensive investment position, at least
                       65% of its total assets will be invested in these securities, including the securities held subject to repurchase agreements.

                       The fund anticipates that it will invest in Gov-ernment National Mortgage Association ("GNMA") certificates, which are mortgage-backed securi-ties representing part ownership of a pool of mortgage loans on which timely payment of inter-est and principal is guaranteed by the U.S. Gov-ernment. The fund also may invest in securities issued by U.S. Government agencies or instrumen-talities that are not backed by the full faith and credit of the U.S. Government; in short-term debt securities of private issuers (including certificates of deposit, bankers' acceptances, and commercial paper rated A-1 by S&P or Prime-1 by Moody's); and in securities issued by finan-cial institutions such as commercial banks, sav-ings and loan associations, mortgage bankers and securities broker-dealers which represent a di-rect or indirect interest in a pool of mortgages. See "Certain Securities and Investment Tech-niques" below. See also the statement of addi-tional information. The fund may not purchase any security other than a U.S. Government security or a short-term debt security described above, that is not rated AAA by S&P or Aaa by Moody's (or that has not received a rating but is determined to be of comparable quality by Capital Research and Management Company). However, if the rating of a security currently being held by the fund is reduced below AAA or Aaa the fund is not required to dispose of the security.

--------------------------------------------------------------------------------

 The Cash Management   CASH MANAGEMENT FUND The investment objective of
       Fund seeks to   the Cash Management Fund is high current yield
    provide you with   while preserving capital. It seeks to achieve
  high current yield   this objective by investing in high quality money
    while preserving   market instruments that mature, or may be re-
            capital.   deemed or resold, in 13 months or less (25 months
                       or less in the case of U.S. Government securi-
                       ties). The fund invests only in such instruments that are determined, in accordance with proce-dures established by the Series' Board of Trust-ees, to present minimal credit risks. The fund's investments may include, but are not limited to, commercial paper rated in the highest rating cat-egory by Moody's Investors Service, Inc. and
                       Standard & Poor's Corporation, instruments is-sued, guaranteed or insured by the U.S. Govern-ment, its agencies or instrumentalities as to the payment of principal and interest, and other se-curities rated in the highest two categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating cat-egory by Moody's or S&P. The fund also may enter into repurchase agreements. See "Certain Securi-ties and Investment Techniques" below. See also the statement of additional information.

                       Although there is no guarantee that the fund's investment objective will be achieved, invest-ments in the Cash Management Fund should present the least market risk of any of the funds because it invests only in high-quality short-term debt obligations. However, an investment in this fund is subject to the risks of changes in market in-terest rates and of the economy as a whole. Note that the return on an investment in the Cash Man-agement Fund should not be the same as the return on an investment in a money market fund which is available directly to the public, even where gross yields are equivalent, due to the fees im-posed at the Contract level. The Cash Management Fund yield for the seven days ended November 30, 1995 was 5.28% on an annualized basis.

  CERTAIN SECURITIES   PORTFOLIO TURNOVER With respect to all funds,
      AND INVESTMENT   portfolio changes will be made without regard to
          TECHNIQUES   the length of time a particular investment may
                       have been held. Under certain market conditions,
  The eight funds of   the investment policies of the Asset Allocation
   the Series invest   Fund, the High-Yield Bond Fund, the Bond Fund,
   in a wide variety   and the U.S. Government/AAA-Rated Securities Fund
 of securities which   may result in higher portfolio turnover than
      are subject to   those of the other funds, although no fund's an-
  varying degrees of   nual portfolio turnover rate is expected to ex-
               risk.   ceed 100%. A 100% annual portfolio turnover rate
                       would occur, for example, if all the investments in a fund's portfolio (exclusive of securities with less than one year to maturity) were re-placed in a period of one year. High portfolio turnover involves correspondingly greater broker-age commissions, to the extent such commissions are payable, and other transaction costs, which will be borne directly by the fund involved.

                       RISKS OF INVESTING IN STOCKS AND BONDS Those funds that invest in stocks or securities con-vertible into stocks are subject to various stock market related risks. For example, these funds are subject to the possibility that stock prices in general will decline over short or even ex-tended periods.

                       The market values of fixed-income securities such as bonds tend to vary inversely with the level of interest rates -- when interest rates rise, their values generally will decline; when interest rates decline, their values generally will rise. Under normal market conditions longer term secu-rities yield more than short term securities but are subject to greater price fluctuations. Fluc-tuations in the value of a fund's investments will be reflected in the fund's net asset value per share.

                       U.S. GOVERNMENT SECURITIES Securities guaranteed by the U.S. Government include: (1) direct obli-gations of the U.S. Treasury (such as Treasury

--------------------------------------------------------------------------------

                       bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and inter-est by the U.S. Treasury (such as securities is-sued by the Government National Mortgage Associa-tion which are commonly known as "GNMA certifi-cates," (described below) and Federal Housing Ad-ministration debentures). In these securities, the payment of principal and interest is uncondi-tionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to varia-tions in market value due to fluctuations in in-terest rates, but, if held to maturity, will be paid in full.

                       Securities issued by U.S. Government instrumen-talities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the dis-cretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing gov-ernment agency or instrumentality. These agencies and instrumentalities include, but are not lim-ited to, Federal Land Banks, Farmers Home Admin-istration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

                       MORTGAGE-RELATED SECURITIES The funds may invest in various types of mortgage-related securities and the U.S. Government/AAA-Rated Secu- rities Fund expects to invest substantially in these se-curities. Mortgage- related securities may be is-sued by governmental agencies (such as the GNMA or the Federal Home Loan Mortgage Corporation ("FHLMC")), by the Federal National Mortgage As-sociation ("FNMA"), which is a federally chart-ered and privately-owned corporation, or by pri-vate financial institutions such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or sepa-rate trusts or affiliates of such institutions established to issue these securities).

                       Most mortgage-related securities, including the securities issued by GNMA, FHLMC and FNMA, are so-called "pass-through" securities representing interests in a pool of underlying mortgage loans, on which the regular interest and principal pay-ments (including any prepayments) are passed through to the holder of the securities. Although the mortgage loans in a pool will have stated ma-turities of up to 30 years, due to both normal principal repayment and prepayments, the average effective maturities of these securities will vary and will tend to fall when interest rates fall and to rise when interest rates rise. Their value also may change due to changes in the mar-ket's perception of the credit worthiness of the entity that issues or guarantees them. For addi-tional information regarding mortgage-related se-curities see the statement of additional informa-tion.

                       MONEY MARKET INSTRUMENTS These are shorter-term debt securitiesgenerally maturing in one year or less which include (1) commercial paper (short-term notes (up to 9 months) issued by corporations or governmental bodies), (2) commercial bank obligations (certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity)), (3) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less), and (4) savings association obligations (certificates of deposit issued by savings banks or savings and loan associations). Although certain floating or variable rate obligations

--------------------------------------------------------------------------------

                       (securities which have a coupon rate that changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered to be short-term debt securities.

                       REPURCHASE AGREEMENTS The funds may enter into repurchase agree- ments, under which a fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must main-tain with the Series' custodian collateral equal to at least 100% of the repurchase price includ-ing accrued interest, as monitored daily by Capi-tal Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in con-nection with liquidating the collateral. If bank-ruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

                       WHEN-ISSUED SECURITIES, FIRM COMMITMENT AGREE-MENTS AND "ROLL" TRANSACTIONS The funds may pur-chase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment ob-ligation and interest rate are fixed at the time of the transaction but the settlement is de-layed). These transactions may involve either corporate or government securities. A fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. As a fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. Should the market values of a fund's portfolio securities decline while the fund is in this po-sition, greater depreciation would likely occur than were it not in such a position.

                       The Asset Allocation Fund, the High-Yield Bond Fund, the Bond Fund and the U.S. Government/AAA-Rated Securities Fund also may enter into "roll" transactions, which consist of the sale of GNMA certificates or other securities together with a commitment (for which the fund typically receives a fee) to purchase similar, but not identical se-curities at a future date.

                       Each fund will segregate liquid assets such as cash, U.S. Government securities or other appro-priate high grade debt obligations in an amount sufficient to meet its payment obligations in these transactions.

                       PRIVATE PLACEMENTS The Growth Fund, the
                       International Fund, the Growth-Income Fund, the Asset Allocation Fund, and the High-Yield Bond Fund may invest in private placements. Private placements may either be purchased from another institutional investor that originally acquired the securities in a private placement or directly from the issuers of the securities. Generally, securities acquired in private placements are subject to contractual restrictions on resale and may not be resold except pursuant to a registra-tion statement under the Securities Act of 1933 or in reliance upon an exemption from the regis-tration requirements under the Act (for example, private placements sold pursuant to Rule 144A). Accordingly, any such obligations will be deemed illiquid unless it has been specifically deter-mined to be liquid under procedures adopted by the Series' board.

                       In determining whether these securities are liquid, factors such as frequency and volume of trading and the commitment of dealers to make markets will be considered. Additionally, the li-quidity of any particular security will depend on such factors as the availability of "qualified" institutional investors and the extent of in-vestor interest in the security, which can change from time to time.

--------------------------------------------------------------------------------

                       INVESTING AROUND THE WORLD The Growth Fund, the International Fund, the Growth-Income Fund, the Asset Allocation Fund, the High-Yield Bond Fund and the Bond Fund may invest in the securities of issuers domiciled outside the U.S. Of course, in-vesting outside the U.S. involves special risks, particularly in developing countries, caused by, among other things: fluctuating currency values; less stringent accounting, auditing, and finan-cial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; differing secu-rities market structures; and various administra-tive difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, global investing also can reduce certain portfolio risks due to greater diversification opportunities.

                       Additional costs could be incurred in connection with the funds' investment activities outside the U.S. Brokerage commissions are generally higher outside the U.S., and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

                       In addition, the U.S. Government/AAA-Rated Secu-rities Fund also may invest in the securities of issuers domiciled outside the U.S.; however, these securities must be dollar denominated and highly liquid. Accordingly, while the risks men-tioned above are still present, they are present to a lesser extent.

                       CURRENCY TRANSACTIONS The Growth Fund, the
                       International Fund, the High-Yield Bond Fund and the Bond Fund have the ability to purchase and sell currencies to facilitate securities transactions and to enter into forward currency contracts to hedge against changes in currency exchange rates. While entering into forward transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The Growth Fund has no current intention of entering into forward currency contracts.

                       For additional information, see "Currency Trans-actions" in the statement of additional informa-tion.

                       MATURITY The maturity composition of the fixed-income securities of the High-Yield Bond Fund and the Bond Fund will be adjusted in response to market conditions and expectations. There are no restrictions on the maturity composition of the portfolios, although it is anticipated that the funds normally will be invested substantially in intermediate-term (3 to 10 years to maturity) and long-term (over 10 years to maturity) securities.

--------------------------------------------------------------------------------

                       MULTIPLE PORTFOLIO COUNSELOR SYSTEM The basic in-vestment philosophy of Capital Research and Man-agement Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund as-sets. Under this system the portfolios of the funds are divided into segments which are managed by individual counselors. Each counselor decides how their segment will be invested (within the limits provided by each fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's re-search professionals make investment decisions with respect to a portion of each fund's portfo-lio. The primary individual portfolio counselors for the Series are listed below.

                                                                          YEARS OF EXPERIENCE AS
                                                              PORTFOLIO COUNSELOR (AND RESEARCH PROFESSIONAL,
      PORTFOLIO                                                        IF APPLICABLE) FOR THE FUNDS
      COUNSELORS                                                                 INDICATED
    FOR THE SERIES                 PRIMARY TITLE(S)                            (APPROXIMATE)
-------------------------------------------------------------------------------------------------------------
                         YEARS OF EXPERIENCE AS
                         INVESTMENT PROFESSIONAL
                              (APPROXIMATE)
                          WITH CAPITAL
                          RESEARCH AND
      PORTFOLIO            MANAGEMENT
      COUNSELORS         COMPANY OR ITS     TOTAL
    FOR THE SERIES         AFFILIATES       YEARS
-------------------------------------------------------------------------------------------------------------
 James F. Rothenberg     President and Trustee of the Series. Asset Allocation Fund--2 years;
                         President and Director, Capital      Growth Fund--4 years
                         Research and Management Company
-------------------------------------------------------------------------------------------------------------
 James K. Dunton         Senior Vice President of the Series. Growth-Income Fund--since the fund
                         Senior Vice President and Director,  began operations in 1984
                         Capital Research and Management
                         Company
-------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine      Senior Vice President of the Series. Asset Allocation Fund--since the fund
                         Senior Vice President and Director,  began operations in 1989;
                         Capital Research and Management      Bond Fund--since the fund began
                         Company                              operations in 1996;
                                                              U.S. Government Fund--since the fund
                                                              began operations in 1985
-------------------------------------------------------------------------------------------------------------
 Claudia P. Huntington   Vice President of the Series.        Growth Fund--2 years (plus 5 years as a
                         Senior Vice President,               research professional prior to becoming a
                         Capital Research Company*            portfolio counselor for the fund);
                                                              Growth-Income Fund--2 years (plus 5 years
                                                              as a research professional prior to becoming
                                                              a portfolio counselor for the fund);
                                                              Asset Allocation Fund--1 year
-------------------------------------------------------------------------------------------------------------
 Dina N. Perry           Vice President of the Series.        Asset Allocation Fund--2 years;
                         Vice President, Capital Research and Growth-Income Fund--4 years
                         Management Company
-------------------------------------------------------------------------------------------------------------
 John H. Smet            Vice President of the Series.        Bond Fund--since the fund began
                         Vice President, Capital Research and operations in 1996;
                         Management Company                   U.S. Government Fund--4 years
-------------------------------------------------------------------------------------------------------------
 David C. Barclay        Executive Vice President, Capital    High-Yield Bond Fund--3 years
                         Research Company*
-------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler       Senior Vice President and Director,  International Fund--since the fund
                         Capital Research Company*            began operations in 1990
-------------------------------------------------------------------------------------------------------------
 Martial Chaillet        Senior Vice President, Capital       International Fund--3 years
                         Research Company*
-------------------------------------------------------------------------------------------------------------
 Gordon Crawford         Senior Vice President and Director,  Growth Fund--2 years (plus 5 years as a
                         Capital Research and Management      research professional prior to becoming a
                         Company                              portfolio counselor for the fund)
-------------------------------------------------------------------------------------------------------------
 James E. Drasdo         Senior Vice President and Director,  Growth Fund--9 years;
                         Capital Research and Management      Growth-Income Fund--2 years
                         Company
-------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace      Executive Vice President, Capital    International Fund--2 years
                         Research Company*
-------------------------------------------------------------------------------------------------------------
 Robert G. O'Donnell     Senior Vice President and Director,  Growth-Income Fund--6 years (plus
                         Capital Research and Management      1 year as a research professional prior to
                         Company                              becoming a portfolio counselor for the fund)
-------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal        Vice President, Capital Research and Growth Fund--5 years (plus 4 years as a
                         Management Company                   research professional prior to becoming a
                                                              portfolio counselor for the fund)
-------------------------------------------------------------------------------------------------------------
 Victor M. Parachini     Senior Vice President, Capital       Asset Allocation Fund--less than 1 year
                         Research and Management Company
-------------------------------------------------------------------------------------------------------------
 Richard T. Schotte      Senior Vice President, Capital       High-Yield Bond Fund--9 years;
                         Research and Management Company      Bond Fund--since the fund began
                                                              operations in 1996
-------------------------------------------------------------------------------------------------------------
 Susan M. Tolson         Vice President, Capital Research     High-Yield Bond Fund--1 year
                         Company*                             (plus 2 years as a research professional prior
                                                              to becoming a portfolio counselor for the fund)
 James F. Rothenberg              26           26
-------------------------------------------------------------------------------------------------------------
 James K. Dunton                  34           34
-------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine               29           44
-------------------------------------------------------------------------------------------------------------
 Claudia P. Huntington            18           20
-------------------------------------------------------------------------------------------------------------
 Dina N. Perry                     4           29
-------------------------------------------------------------------------------------------------------------
 John H. Smet                     13           14
-------------------------------------------------------------------------------------------------------------
 David C. Barclay                  8           15
-------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler                23           30
-------------------------------------------------------------------------------------------------------------
 Martial Chaillet                 24           24
-------------------------------------------------------------------------------------------------------------
 Gordon Crawford                  25           25
-------------------------------------------------------------------------------------------------------------
 James E. Drasdo                  19           24
-------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace               11           11
-------------------------------------------------------------------------------------------------------------
 Robert G. O'Donnell              21           24
-------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal                 11           11
-------------------------------------------------------------------------------------------------------------
 Victor M. Parachini              19           29
-------------------------------------------------------------------------------------------------------------
 Richard T. Schotte               18           29
-------------------------------------------------------------------------------------------------------------
 Susan M. Tolson                   6            8
-------------------------------------------------------------------------------------------------------------

*-COMPANY-AFFILIATED-WITH-CAPITAL-RESEARCH-AND-MANAGEMENT-COMPANY.

--------------------------------------------------------------------------------

          DIVIDENDS,   It is the Series' policy to distribute to the
   DISTRIBUTIONS AND   shareholders (the insurance company separate ac-
               TAXES   counts) all of its net investment income and cap-
                       ital gains realized during each fiscal year.
          The Series
      distributes to   Each fund of the Series is subject to asset di-
    shareholders all   versification regulation prescribed by the U.S.
      its income and   Treasury Department under the Internal Revenue
       capital gains   Code (the "Code"). These regulations generally
     realized during   provide that, as of the end of each calendar
   each fiscal year.   quarter or within 30 days thereafter, no more
                       than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all secu-rities of the same issuer are considered a single investment. Furthermore, each U.S. Government agency or instrumentality is treated as a sepa-rate issuer. There are also alternative diversi-fication tests which may be satisfied by the funds under the regulations. The Series intends to comply with the diversification regulations.
                       If a fund should fail to comply with these regu-lations, Contracts invested in that fund shall not be treated as annuity, endowment or life in-surance contracts under the Code.

                       See the applicable Contract prospectus for infor-mation regarding the federal income tax treatment of the Contracts and distributions to the sepa-rate accounts.

                       FEDERAL TAXES Each fund of the Series intends to operate as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its net investment income and real-ized capital gains, the fund itself is relieved of federal income tax.

              SERIES   SERIES ORGANIZATION The Series, an open-end in-
    ORGANIZATION AND   vestment company, was organized as a Massachu-
          MANAGEMENT   setts business trust in 1983. The Series' Board
                       of Trustees supervises Series operations and per-forms duties required by applicable state and federal law. Members of the board who are not em-ployed by Capital Research and Management Company or its affiliates are paid for services rendered to the Series as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The
                       Board of Trustees has approved the retention of the companies listed below to provide certain services to the Series.

                       INVESTMENT ADVISER Capital Research and Manage-ment Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Research and Management Company is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92621. See the statement of additional information under "Management" for a listing of these funds.

                       Capital Research and Management Company manages the investment portfolio and business affairs of the Series and receives a monthly fee as compen-sation for its services pursuant to an Investment Advisory and Service Agreement. The fee, which is accrued daily, is based on the net assets of each fund as indicated below.

                       Growth Fund: 0.60% of the first $30 million, plus 0.50% greater than $30 million but not exceeding $600 million, plus 0.45% greater than $600 mil-lion but not exceeding $1.2 billion, plus 0.42% greater than $1.2 billion but not exceeding $2.0 billion, plus 0.37% in excess of $2.0 billion;

--------------------------------------------------------------------------------

                       International Fund: 0.90% of the first $60 mil-lion, plus 0.78% greater than $60 million but not exceeding $600 million, plus 0.60% greater than $600 million but not exceeding $1.2 billion, plus 0.48% greater than $1.2 billion but not exceeding $2.0 billion, plus 0.465% in excess of $2.0 bil-lion;

                       Growth-Income Fund: 0.60% of the first $30 mil-lion, plus 0.50% greater than $30 million but not exceeding $600 million, plus 0.45% greater than $600 million but not exceeding $1.5 billion, plus 0.40% greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% in excess of $2.5 bil-lion;

                       Asset Allocation Fund: 0.60% of the first $30 million, plus 0.50% greater than $30 million but not exceeding $600 million, plus 0.42% in excess of $600 million;

                       High-Yield Bond Fund: 0.60% of the first $30 mil-lion, plus 0.50% greater than $30 million but not exceeding $600 million, plus 0.46% in excess of $600 million;

                       Bond Fund: 0.60% of the first $30 million, plus 0.50% in excess of $30 million;

                       U.S. Government/AAA-Rated Securities Fund: 0.60% of the first $30 million, plus 0.50% greater than $30 million but not exceeding $600 million, plus 0.40% in excess of $600 million;

                       Cash Management Fund: 0.50% of the first $100 million, plus 0.42% greater than $100 million but not exceeding $400 million, plus 0.38% in excess of $400 million.

                       The compensation paid to the Investment Adviser for the most recent fiscal year as a percentage of average net assets amounted to the following:
                       Growth Fund -- .44%; International Fund -- .65%; Growth-Income Fund -- .41%; Asset Allocation
                       Fund -- .49%; High-Yield Bond Fund -- .51%; U.S. Government/AAA-Rated Securities Fund -- .51%; and Cash Management Fund -- .46%.

                       Capital Research and Management Company is a wholly owned subsidiary of the The Capital Group Companies, Inc. (formerly "The Capital Group, Inc."), 333 South Hope Street, Los Angeles, CA 90071. The research activities of Capital Re-search and Management Company are conducted by affiliated companies which have offices in Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo.

                       Capital Research and Management Company and its affiliated companies have adopted a personal in-vesting policy that is consistent with the recom-mendations contained in the report dated May 9, 1994 issued by the Investment Company Institute's Advisory Group on Personal Investing. (See the statement of additional information.) This policy has been incorporated into the Series' "code of ethics" which is available from the Series' Sec-retary upon request.

                       PORTFOLIO TRANSACTIONS Order for the Series' portfolio securities transac- tions are placed by Capital Research and Management Company which strives to obtain the best available prices, tak-ing into account the costs and quality of execu-tions. There is no agreement or commitment to place orders with any broker-dealer. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own ac-count without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securi-ties are usually purchased at a fixed price which includes an amount of compensation to the under-writer, generally referred to as the underwrit-er's concession or discount. On occasion, securi-ties may be purchased directly from an issuer, in which case no commissions or discounts are paid.

--------------------------------------------------------------------------------

                       Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold Contracts or have provided investment research, statistical and other re-lated services for the benefit of the Series and/or of other funds served by Capital Research and Management Company.

                       SHAREHOLDER VOTING RIGHTS All shares of the Se-ries have equal voting rights and are entitled to one vote per share with proportional voting for fractional shares. There will not usually be a shareholder meeting in any year, except, for ex-ample, when the election of the board is required to be acted upon by shareholders under the In-vestment Company Act of 1940.

                       In matters which only affect a particular fund, the matter shall have been effectively acted upon by a majority vote of that fund even though: (1) the matter has not been approved by a majority vote of any other fund; or (2) the matter has not been approved by a majority vote of the Series.

                       The insurance company separate accounts, as the shareholders of the Series, have the right to vote Series shares at any meeting of sharehold-ers. However, the Contracts provide that the sep-arate accounts will vote Series shares in accor-dance with instructions received from owners of the Contracts. See the applicable Contract pro-spectus for information regarding Contract own-ers' voting rights. Since the funds use a com-bined prospectus, each fund may be liable for misstatements, inaccuracies, or incomplete dis-closure concerning any other fund contained in this prospectus.

       PURCHASES AND   Shares of the Series are currently offered only
         REDEMPTIONS   to insurance company separate accounts which fund
           OF SHARES   the Contracts. All such shares may be purchased
                       or redeemed by the separate accounts at net asset value, without any sales or redemption charges.
                       Such purchases and redemptions are made subse-quent to corresponding purchases and redemptions of units of the separate accounts without delay.

                       Except in extraordinary circumstances and as per-missible under the 1940 Act, the redemption pro-ceeds will be paid on or before the seventh day following the request for redemption.

                       PRICE OF SHARES The net asset value per share is calculated once daily at the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of each fund's total assets, less all lia-bilities, is divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share. For a more com-plete description of the procedures involved in valuing assets, see the statement of additional information.

                                   APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

"AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"BA -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

  Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."


                                 This prospectus has been printed on recycled
                [LOGO RECYCLED]  paper that meets the guidelines of the United
                                 States Environmental Protection Agency

                       AMERICAN VARIABLE INSURANCE SERIES

                                   PART B
                     STATEMENT OF ADDITIONAL INFORMATION
                                APRIL 1, 1996
         This document is not a prospectus but should be read in conjunction with the current prospectus of American Variable Insurance Series (the "Series") dated April 1, 1996. The prospectus may be obtained from your investment dealer or financial planner or by writing to the Series at the following address:

                        AMERICAN VARIABLE INSURANCE SERIES
                              Attention:  Secretary
                              333 South Hope Street
                              Los Angeles, CA  90071
                                  (213) 486-9200

                               TABLE OF CONTENTS

ITEM                                                              PAGE NO.

INVESTMENT POLICIES                                                1

INVESTMENT RESTRICTIONS                                            8

SERIES OFFICERS AND TRUSTEES                                      13

TRUSTEE COMPENSATION                                              13

MANAGEMENT                                                        17

PRICE OF SHARES                                                   18

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                        19

EXECUTION OF PORTFOLIO TRANSACTIONS                               20

GENERAL INFORMATION                                               20

APPENDIX                                                          23

FINANCIAL STATEMENTS                                              ATTACHED


                              INVESTMENT POLICIES

     The discussion below is intended to supplement the information contained in the prospectus.

GROWTH FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, HIGH-YIELD BOND FUND AND BOND FUND

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK SECURITIES:

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk securities can be sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, each fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds and each fund's net asset value.

PAYMENT EXPECTATIONS - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, each fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of each fund's assets. If a fund experiences unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing each fund's rate of return.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely each fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

GROWTH FUND, INTERNATIONAL FUND, HIGH-YIELD BOND FUND AND BOND FUND

   CURRENCY TRANSACTIONS -- The Growth Fund, the International Fund, the High-Yield Bond Fund and the Bond Fund have the ability to purchase and sell currencies to facilitate securities transactions and to enter into forward currency contracts to hedge against changes in currency exchange rates. The funds purchase or sell currencies in connection with settling transactions involving securities denominated in currencies other than the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date and price, both of which are set at the time of the contract. For example, the funds might sell a currency on a forward basis to hedge against an anticipated decline in the currency in which a portfolio security is denominated. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency.

         The Growth Fund does not currently intend to engage in any transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades.

     The High-Yield Bond Fund and the Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodities Futures Trading Association ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodities Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, require these funds to use futures for bona fide "hedging" purposes only (as defined by CFTC rules) and to limit initial margin deposits to no more than 5% of its net assets.

     The High-Yield Bond Fund and the Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives the funds, as purchasers, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the funds, as purchasers, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The funds might purchase a currency put option, for example, to protect themselves during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the funds would be reduced by the premium they had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the funds anticipate purchasing securities.

     Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The High-Yield Bond Fund and Bond Fund will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

     To avoid having an amount greater than its net assets subject to market risk in connection with currency contract transactions, each fund will segregate cash, cash equivalents, or high quality debt instruments in an amount equal to the value of the currency it has committed to purchase.

ASSET ALLOCATION FUND, BOND FUND AND U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

GNMA CERTIFICATES, FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS, OTHER MORTGAGE-RELATED SECURITIES -- The funds may purchase certificates issued by the Government National Mortgage Association ("GNMA") and the U.S. Government/AAA-Rated Securities Fund expects to invest in these securities. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

     The Federal National Mortgage Association ("FNMA"), a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

     The funds may invest in mortgage-related securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue the securities) including collateralized mortgage obligations ("CMO's") and mortgage-backed bonds. CMO's (including real estate mortgage investment conduits as authorized under the Internal Revenue Code of 1986, as amended) are issued in series that are made up of a group of bonds that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of principal and interest are dedicated to payment of principal and interest on the bonds in the series.
Each class of bonds in the series may have a different maturity than the other classes of bonds in the series, bear a different coupon and have a different priority in receiving payments. The different maturities come from the fact that all principal payments, both regular principal payments as well as any prepayment of principal, are passed through first to the holders of the class with the shortest maturity until it is completely retired. Thereafter, principal payments are passed through to the next class of bonds in the series, until all the classes have been paid off. As a result, an acceleration in the rate of prepayments that may be associated with declining interest rates shortens the expected life of each class, with the greatest impact on those classes with the shortest maturities. Similarly, should the rate of prepayments slow down, as may happen in times of rising interest rates, the expected life of each class lengthens, again with the greatest impact on those classes with the shortest maturities. In the case of some CMO series, each class may receive a differing proportion of the monthly interest and principal repayments on the underlying collateral. In these series the classes having proportionally greater interests in principal repayments generally would be more affected by an acceleration (or slowing) in the rate of prepayments.

     Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMO's). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).

BOND FUND AND U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

REVERSE REPURCHASE AGREEMENTS -- Although the Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, each fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will maintain in a segregated account with its custodian cash, cash equivalents or U.S. Government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements may be considered borrowings by a fund. The use of reverse repurchase agreements by each fund creates leverage which increases the funds' investment risk. As the funds' aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the funds' earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

ASSET ALLOCATION FUND, HIGH-YIELD BOND FUND, BOND FUND AND U.S.
GOVERNMENT/AAA-RATED SECURITIES FUND

LOANS OF PORTFOLIO SECURITIES -- Although the Asset Allocation Fund, the High-Yield Bond Fund, the Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, these funds are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by Capital Research and Management Company (the "Investment Adviser"). The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

PORTFOLIO TRADING OF FIXED-INCOME SECURITIES -- The funds intend to engage in portfolio trading of fixed-income securities when it is believed that the sale of a fixed-income security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

   "ROLL" TRANSACTIONS -- Although the Asset Allocation Fund, the High-Yield Bond Fund, the Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, these funds may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which a fund may receive a fee) to purchase similar, but not identical, securities at a future date. The funds intend to treat "roll" transactions as two separate transactions; one involving the purchase of a security and a separate transaction involving the sale of a security. Since the funds do not intend to enter into "roll" transactions for for financing purposes, they may treat these transaction as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the 1940 Act. The funds will segregate liquid assets such as cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the fund temporarily will be in a leveraged position (I.E., it will have an amount greater than its net assets subject to market risk). Should market value of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the funds' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

HIGH-YIELD BOND FUND AND BOND FUND

LOAN PARTICIPATIONS The High-Yield Bond Fund and the Bond Fund may each invest up to 10% of their assets in loan participations. These participations, which can also include loan assignments, typically involve loans made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes which may be secured or unsecured, and will vary in term and legal structure. Typically, price quotations with respect to loan participations are available from the originating bank (the bank that makes the underlying loan). The originating bank also serves as the market maker for the resale of loan participations. When purchasing such instruments, a fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. In addition, if the loan is foreclosed, a fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations generally are not rated by major rating agencies and may not be protected by the securities laws. Also, loan participations may be liquid or illiquid. To the extent these instruments are illiquid, each fund may have difficulty determining their value or selling the instruments as generally there is no secondary market. Each fund will purchase these instruments only to the extent that such a purchase would be consistent with each fund's investment policies regarding debt securities and/or illiquid securities.

     In determining whether to purchase a particular loan participation, the Investment Adviser will take into account all relevant factors including the instrument's potential volatility, liquidity and risks (including whether the fund could be put in an undesirable position as lender and/or owner of collateral).

CASH MANAGEMENT FUND

     The Cash Management Fund seeks to achieve its investment objective by investing in a diversified selection of money market instruments, and the other funds generally will invest a portion of their assets in money market instruments. These money market instruments include the following:

     1. Commercial Paper: Short-term notes (up to nine months) issued by companies or governmental bodies. The Cash Management Fund may only purchase commercial paper judged by the Investment Adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by Standard & Poor's Corporation and by Moody's Investors Service, Inc. or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Fund. (No more than 5% of the Cash Management Fund's assets may be invested in commercial paper rated in the second highest rating category by either Moody's or Standard & Poor's; no more than the greater of 1% of the Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer.) See the Appendix for a description of the ratings. The commercial paper in which the Cash Management Fund may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Fund to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participations. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Fund unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. (Generally, the Cash Management Fund attempts to invest in instruments having a one-day notice provision). In connection with master demand note arrangements, the Investment Adviser, subject to the direction of the Trustees, monitors on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Investment Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's. The Cash Management Fund may invest in them only if it is deemed that at the time of investment the notes are of comparable quality to the other commercial paper in which the Cash Management Fund may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Investment Adviser has reason to believe that the borrower could not make timely repayment upon demand.

     2. Commercial Bank Obligations: Certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

     3. Corporate Bonds and Notes: The Cash Management Fund may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

     4. Savings Association Obligations:  Certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

     5. Floating Rate Obligations: These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Investment Adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

                            INVESTMENT RESTRICTIONS

     The Series has adopted certain investment restrictions for each fund which are fundamental policies and cannot be changed without approval by a majority of its outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made.

INVESTMENT RESTRICTIONS OF THE GROWTH FUND, INTERNATIONAL FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, HIGH-YIELD BOND FUND AND BOND FUND

      The Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Yield Bond Fund and Bond Fund may not:

 1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

 2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

 3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

 4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

 5. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

 6. Purchase commodities or commodity contracts; except that the International Fund, Asset Allocation Fund, High-Yield Bond Fund and Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

 7. Invest in companies for the purpose of exercising control or management.

 8. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

 9. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

 10. Purchase securities on margin.

 11. Pledge or hypothecate the fund's assets.

 12. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

 13. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 6.

 14. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization).

 15. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

     Notwithstanding investment restriction number 14, the funds may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

     The International Fund and High-Yield Bond Fund may not invest more than 10% of the value of their total assets in securities which are restricted as to resale. The Growth Fund, Growth-Income Fund and Asset Allocation Fund may not invest more than 5% of the value of their total assets in securities which are restricted as to resale. As a condition to the acquisition of the type of securities mentioned herein, the funds will ordinarily require that the issuer of such securities shall agree to bear the expenses of registration under the Securities Act of 1933, if and when the funds desire to sell such securities. The need to effect such registration could result in a delay in disposing of such securities. The Bond Fund may not invest more than 10% of the value of its total assets in securities which are not readily marketable or engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933. These policies of the Series are not deemed fundamental policies and therefore may be changed without shareholder approval.

     To the extent a fund invests in non-U.S. securities, the Series has undertaken to the California Department of Insurance (which regulates certain contracts that use the Series as an underlying investment) to adhere to the following guidelines with respect to such investments:

1. The fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country. An additional 15% of the fund's assets may be invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or the former West Germany.

2. The fund will be invested in a minimum of five different non-U.S. countries at all times. However, this minimum is reduced to four countries when non-U.S. investments comprise less than 80% of the fund's net asset value; to three countries when less than 60%; to two countries when less than 40% and to one country when less than 20%.

INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

 The U.S. Government/AAA-Rated Securities Fund may not:

 1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

 2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities or other securities to the extent they are backed by or represent interests in U.S. Government securities or U.S. Government-guaranteed mortgages.

 3. Invest in companies for the purpose of exercising control or management.

 4. Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

 5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

 6. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets.

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

 8. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

 10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

 11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

 12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement.

 13. Write, purchase or sell puts, calls or combinations thereof.

     Notwithstanding investment restriction number 4, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT FUND

 The Cash Management Fund may not:

 1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of fund's total assets.

 2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

 3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

 4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

 5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

 6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

 7. Pledge or hypothecate the fund's assets.

 8. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

 9. Invest in puts, calls, straddles, spreads or any combination thereof.

 10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

 11. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

     Notwithstanding investment restriction number 10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

     Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Fund has adopted a non-fundamental policy (that may be changed by the Board of Trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by the Cash Management Fund of securities that have "put" or "stand-by" commitment features.

                             *   *   *   *   *   *

     To the extent that any fund is used with a variable life insurance contract sold in the state of California, it will limit its borrowing activities to (1) 10% of net asset value when borrowing for any general purpose and (2) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions. For this purpose, reverse repurchase agreements shall constitute borrowing. This policy is not deemed a fundamental policy and therefore may be changed without shareholder approval.
                          SERIES TRUSTEES AND OFFICERS
                       TRUSTEES AND TRUSTEE COMPENSATION

NAME, ADDRESS AND AGE       POSITION WITH   PRINCIPAL OCCUPATION(S)     AGGREGATE COMPENSATION   TOTAL COMPENSATION   TOTAL

                            REGISTRANT    DURING PAST 5 YEARS         (INCLUDING            FROM ALL FUNDS      NUMBER OF
                                          (POSITIONS WITHIN THE ORGANIZATIONS LISTED MAY HAVE CHANGED DURING THIS PERIOD)
VOLUNTARILY DEFERRED   MANAGED BY CAPITAL   FUND BOARDS
                                                                      COMPENSATION/1/) FROM   RESEARCH AND        ON WHICH
                                                                      SERIES DURING FISCAL   MANAGEMENT          TRUSTEE
                                                                      YEAR ENDED 11/30/95    COMPANY/2/          SERVES/2/

 Charles H. Black           Trustee       Private investor and consultant;   $23,050               $101,700            4

 525 Alma Real Drive                      Former Executive Vice President

Pacific Palisades, CA 90272                 and Director, Kaiser Steel
 Age: 70                                  Corporation

+ H. Frederick Christie     Trustee       Private Investor;   Former President   $22,258/3/            $140,200            18

 P. O. Box 144                            and Chief Executive Officer, The

 Palos Verdes, CA 90274                   Mission Group (non-utility holding

Age: 62                                   Company, subsidiary of Southern

                                          California Edison Company)

 Joe E. Davis               Trustee       Private Investor;  Former Chairman,   $22,600               $22,600             1

3436 Caribeth Drive                       Linear Corporation; former
Encino, CA 91436                          President and Chief Executive
 Age: 61                                  Officer, National Health
                                          Enterprises, Inc.

 Martin Fenton, Jr.         Trustee       Chairman, Senior Resource Group   $17,250               $103,650            16

 4350 Executive Drive                     (management of senior living
 Suite 101                                centers)
 San Diego, CA  92123
 Age: 60

++ Richard H. M. Holmes     Trustee       Retired.  Former Vice President,   $20,050               $55,450             4

 580 Laurent Road                         Capital Research and Management

Hillsborough, CA 94010                    Company
 Age: 70

Mary Myers Kauppila         Trustee       Founder and President, Energy   $20,650/3/            $78,150             4
286 Congress Street                       Investment, Inc.
Boston, MA 02110
 Age: 41

@ James F. Rothenberg       President and   President and Director, Capital   none/4/               none/4/             1

 333 South Hope Street      Trustee       Research and Management
 Los Angeles, CA 90071                    Company
Age: 49

@ Thomas E. Terry           Chairman of   Retired.  Former Vice President and   none/4/               none/4/             3

 6034 S. Highlands Avenue   the Board     Secretary, Capital Research and

 Madison, WI 53705                        Management Company
Age: 58



   + May be deemed an "interested person" within the meaning of the Investment Company Act of 1940 (the "1940 Act") due to membership on the board of directors of the parent company of a registered broker-dealer.

   ++ Not considered an "interested person" within the meaning of the 1940 Act, but he does not participate on the Contracts or Nominating Committees due to his former affiliation with the Investment Adviser.

   @ Trustees who are "interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the Investment Adviser.

/1/ Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages Anchor Pathway Fund which serves as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations. These amounts reflect the aggregate compensation paid during the most recent fiscal year of the funds involved.

   /3/ Since the plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) for participating Trustees is as follows: H. Frederick Christie ($15,043); and Mary Myers Kauppila ($43,706). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the Trustee.

/4/ James F. Rothenberg and Thomas E. Terry are affiliated with the Investment Adviser and, accordingly, receive no remuneration from the Series.

                              OFFICERS
            (with their principal occupations during the past five years)#

 THOMAS E. TERRY, CHAIRMAN OF THE BOARD (see above).

 JAMES F. ROTHENBERG, PRESIDENT (see above).

* JAMES K. DUNTON, SENIOR VICE PRESIDENT.
 Senior Vice President and Director, Capital Research and Management Company.

ABNER D. GOLDSTINE, SENIOR VICE PRESIDENT. 11100 Santa Monica Boulevard, Los Angeles, CA 90025. Senior Vice President and Director, Capital Research and Management Company.

* MICHAEL J. DOWNER, VICE PRESIDENT.
Assistant General Counsel - Legal Division, The Capital Group Companies, Inc.; Secretary, Capital Research and Managment Company; Secretary, American Funds Distributors, Inc.

* CLAUDIA P. HUNTINGTON, VICE PRESIDENT.
 Senior Vice President, Capital Research Company.

   STEVEN N. KEARSLEY, VICE PRESIDENT. 135 South State College Boulevard, Brea, CA 92621.
    Vice President and Treasurer, Capital Research and Management Company.

* DINA N. PERRY, VICE PRESIDENT.
 Vice President, Capital Research and Management Company.

 JOHN H. SMET, VICE PRESIDENT. 11100 Santa Monica Boulevard, Los Angeles, CA 90025.
 Vice President, Capital Research and Management Company.

* CHAD L. NORTON, SECRETARY.
 Vice President - Fund Business Management Group, Capital Research and Management Company.

    ROBERT P. SIMMER, TREASURER. 5300 Robin Hood Road, Norfolk, VA 23513. Vice President - Fund Business Management Group, Capital Research and
Management Company.

__________________________________

# Positions within the organizations listed may have changed during this period.

* Address is 333 South Hope Street, Los Angeles, CA  90071.

         All of the officers listed above also are officers and/or directors/trustees of one or more of the other funds served by the Investment Adviser or its affiliated companies. Each unaffiliated Trustee is paid a fee of $15,000 per annum, plus $1,200 for each Board of Trustees meeting attended, plus $600 for each meeting attended as a member of a committee of the Board of Trustees. No pension or retirement benefits are accrued as part of fund expenses. No compensation is paid by the Series to any Officer or Trustee who is a director or officer of the Investment Adviser or its affiliated companies. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad, with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel.

     An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

         The Investment Adviser and its affiliated companies are responsible for more than $100 billion of stocks, bonds and money market instruments and serve over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the Series and the Investment Adviser, unless sooner terminated, will continue in effect until November 30, 1995, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

     The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, and related administrative functions of the Series, provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the office of the Series relating to the services furnished by the Investment Adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer, and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the Series.

     The Agreement provides for an advisory fee reduction to the extent that each fund's annual ordinary net operating expenses, except the International Fund's, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For the International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

         During the fiscal years ended November 30, 1995, 1994 and 1993, the Investment Adviser's total fees, respectively, amounted to the following:
Growth Fund $11,222,000, $8,735,000 and $7,048,000; International Fund
$9,882,000, $8,330,000 and $4,318,000; Growth-Income Fund $13,593,000,
$11,517,000 and $9,526,000; Asset Allocation Fund $3,620,000, $3,129,000 and
$2,390,000; High-Yield Bond Fund $2,350,000, $2,022,000 and $1,454,000; U. S.
Government/AAA-Rated Securities Fund $2,550,000, $2,459,000 and $2,238,000; and Cash Management Fund $907,000, $905,000 and $750,000.

                                PRICE OF SHARES

     The price paid for shares, the net asset value price, is calculated for each of the funds once daily at the close of trading (currently 4:00 p.m., New York Time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

 1. Stocks, and convertible bonds and debentures traded on securities exchanges or the over-the-counter market are valued at the last reported sale price on the day of valuation, or, lacking any sales on that day, at the last-reported bid price.

     2. Non-convertible bonds and debentures, and other long-term debt securities and Treasury notes normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available on the day of valuation; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at such prices for securities of comparable maturity, quality and type. Securities traded on exchanges outside the U.S. are valued at the last sale price on the day of valuation, or lacking any sales on that day, at the last-reported bid price. Short-term securities other than Treasury notes with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices or, if such prices are not available, at such prices for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Options on currencies purchased by the fund are valued at their last sale price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Futures contracts involving foreign currencies traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or, lacking any sales, at the mean between the last reported bid and asked prices. Other securities are valued on the basis of last sale or bid prices in what is, in the opinion of the Investment Adviser, the broadest and most representative market, which may be either a securities exchange or over-the-counter market.

 3. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective fund's total assets;

 4. The value of any security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Series' officers;

 5. There are deducted from the total assets, thus determined, the liabilities of the respective funds including proper accruals of expense items; and

 6. The net assets of the respective fund so obtained is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the fund's net asset value per share.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

     Each fund of the Series intends to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for the tax treatment afforded a regulated investment company under the Code, a fund must annually distribute at least 90% of its net investment income and certain short-term capital gains and meet certain diversification of assets and other requirements of the Code. If a fund qualifies for such tax treatment, it will not be subject to Federal income tax on the part of its ordinary income and its net realized capital gains which it distributes to shareholders. To meet the requirements of the Code, a fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which each fund controls and which are engaged in the same or similar trades or businesses. It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and net realized capital gains during each fiscal year.

     Under the Code, the Asset Allocation Fund's and the International Fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

     The amount of any realized gain or loss of the Asset Allocation Fund and the International Fund on closing out a currency contract will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, currency contracts held by each fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder of gain or loss from deemed and actual sales will be treated as short-term capital gain or loss. Code Section 988 may also apply to currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

     Each fund, except for Cash Management Fund, may be required to pay withholding and other taxes imposed by foreign countries which would reduce investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issue of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund shall not be treated as annuity, endowment or life insurance contracts under the Code.

     See the applicable Contract prospectus for information regarding the Federal income tax treatment of the Contracts and distributions to the separate accounts.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

     There are occasions on which portfolio transactions for the Series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Series, they are effected only when the Investment Adviser believes that to do so is in the interest of the Series. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The Series will not pay a mark-up for research in principal transactions.

         Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings for the fiscal years ended November 30, 1995, 1994 and 1993, respectively, amounted to the following: Growth Fund $2,930,000, $2,230,000, and $1,927,000; International Fund $1,889,000, $2,251,000, and
$1,078,000; Growth-Income Fund $2,452,000, $2,590,000, and $2,218,000; Asset
Allocation Fund $849,000, $628,000, and $586,000; High-Yield Bond Fund $1,456,000, $2,760,000, and $2,123,000. Brokerage commissions were paid by the U.S. Government/AAA-Rated Securities Fund during 1995 only and amounted to $73,190. Because all portfolio transactions for the Cash Management Fund were on a "net price" basis and involved short-term money market instruments only, that fund did not pay any brokerage commissions during those periods.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the Series', including proceeds from the sale of shares of the Series and of securities in the Series portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

   INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the Series' independent accountants since March 18, 1991, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Prior to March 18, 1991, KPMG Peat Marwick, 725 South Figueroa Street, Los Angeles, CA 90017, served as the Series' independent public accountants. The selection of the Series' independent accountant is reviewed and determined annually by the Board of Trustees.

REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends November 30. Contract owners are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The financial statements included in the Annual Report are audited by the independent accounting firm of Price Waterhouse LLP.

PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the Series. The prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this Statement of Additional Information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts Business Trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of a single class.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

      Moody's Investors Service, Inc.'s top two rating designations for commercial paper are described as follows: issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Standard & Poor's Corporation's top two rating categories for commercial paper are described as follows: A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1 or 2 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

American Variable Insurance Series
GROWTH-INCOME FUND
Investment Portfolio - November 30, 1995
Equity-Type Securities       83.30%
Cash & Equivalents           16.70%
                                                   Percent
                                                   of Net
LARGEST INDIVIDUAL EQUITY HOLDINGS             Assets
AT&T                                                2.17%
Merck & Co.                                         1.38
Philip Morris Companies                             1.35
Aluminum Co. of America                             1.33
Boeing                                              1.32
WMX Technologies                                    1.29
Minnesota Mining and Manufacturing                  1.26
Potash Corp. of Saskatchewan                        1.19
Schering-Plough                                     1.16
Phillips Petroleum                                  1.03

                                                               Number         Market           Percent

                                                               of             Value            of Net

Stocks (common and preferred)                                  Shares         (000)            Assets



HEALTH & PERSONAL CARE - 7.79%

Merck & Co., Inc.                                              880,000        $54,450          1.38%

Schering-Plough Corp.                                          800,000        45,900           1.16

Pfizer Inc                                                     570,000        33,060           .84

American Home Products Corp.                                   330,000        30,112           .76

Bristol-Myers Squibb Co.                                       295,000        23,674           .60

Warner-Lambert Co.                                             260,000        23,205           .59

Eli Lilly and Co.                                              220,000        21,890           .55

Abbott Laboratories                                            500,000        20,312           .51

Pharmacia & Upjohn Inc. (formerly Upjohn Co.)                  384,250        13,785           .35

Johnson & Johnson                                              150,000        12,994           .33

Kimberly-Clark Corp.                                           155,800        11,977           .30

Tambrands Inc.                                                 150,000        7,819            .20

McKesson Corp.                                                 125,000        6,422            .16

Bausch & Lomb Inc.                                             67,400         2,435            .06

BANKING - 6.64%

Banc One Corp.                                                 666,250        25,401           .64

First Fidelity Bancorporation                                  300,000        22,012           .56

First Interstate Bancorp                                       150,000        20,100           .51

BankAmerica Corp.                                              310,000        19,724           .50

PNC Bank Corp.                                                 636,000        18,603           .47

Boatmen's Bancshares, Inc.                                     400,000        15,500           .39

SunTrust Banks, Inc.                                           225,000        15,356           .39

Chase Manhattan Corp.                                          240,000        14,610           .37

Fleet Financial Group, Inc.                                    300,000        12,525           .32

First Union Corp.                                              225,000        12,291           .31

Comerica Inc.                                                  296,000        11,063           .28

KeyCorp                                                        300,000        11,063           .28

Northern Trust Corp.                                           200,000        10,450           .26

Norwest Corp.                                                  300,000        9,900            .25

Bankers Trust New York Corp.                                   150,000        9,731            .25

CoreStates Financial Corp                                      250,000        9,687            .24

Bank of New York Co., Inc.                                     200,000        9,425            .24

J.P. Morgan & Co. Inc.                                         100,000        7,850            .20

Citicorp                                                       100,000        7,075            .18

BROADCASTING & PUBLISHING - 5.83%

Capital Cities/ABC, Inc.                                       320,000        39,560           1.00

Tele-Communications, Inc., Series A, TCI Group/1/              1,575,000      29,137           .74

E.W. Scripps Co., Class A                                      630,000        25,594           .65

News Corp. Ltd. (American Depositary Receipts)

 (Australia)                                                   800,000        16,800

News Corp. Ltd., preferred shares

 (American Depositary Receipts)                                400,000        7,550            .61

Time Warner Inc.                                               592,000        23,680           .60

Viacom Inc./1/                                                 335,000        16,164           .41

Gannett Co., Inc.                                              260,000        15,860           .40

Times Mirror Co., Series A                                     224,220        7,287

Times Mirror Co., preferred equity redemption

 cumulative stock, Series B                                    155,641        4,008            .28

Tele-Communications, Inc., Series A, Liberty

 Media Group/1/                                                393,750        11,025           .28

U S WEST Media Group/1/                                        588,200        10,587           .27

New York Times Co., Class A                                    344,300        10,157           .26

Tribune Co.                                                    140,000        9,030            .23

Cox Communications, Inc., Class A/1/                           196,892        3,938            .10

TELECOMMUNICATIONS- 5.61%

AT&T Corp.                                                     1,300,000      85,800           2.17

Telefonos de Mexico, SA de CV, Class L

 (American Depositary Receipts)(Mexico)                        788,800        26,030           .66

MCI Communications Corp.                                       859,800        23,000           .58

Sprint Corp.                                                   565,000        22,600           .57

U S WEST Communications, Inc.                                  588,200        18,381           .47

AirTouch Communications/1/                                     449,621        13,095           .33

Ameritech Corp.                                                175,000        9,625            .24

Pacific Telesis Group                                          300,000        9,000            .23

ALLTEL Corp.                                                   300,000        8,850            .22

SBC Communications Inc.                                        100,000        5,400            .14

 (formerly Southwestern Bell Corp.)

ENERGY SOURCES - 5.15%

Phillips Petroleum Co.                                         1,225,000      40,731           1.03

Amoco Corp.                                                    355,000        24,051           .61

Exxon Corp.                                                    305,000        23,600           .60

Valero Energy Corp.                                            785,000        20,312           .51

Royal Dutch Petroleum Co. (New York Registered

 Shares) (Netherlands)                                         145,000        18,614           .47

Unocal Corp.                                                   650,000        17,469           .44

Texaco Inc.                                                    235,000        17,390           .44

Tosco Corp.                                                    290,000        11,056           .28

Atlantic Richfield Co.                                         100,000        10,838           .28

Chevron Corp.                                                  200,000        9,875            .25

Murphy Oil Corp.                                               163,200        6,426            .16

TOTAL, Class B (American Depositary Receipts)                  102,454        3,163            .08
(France)

BUSINESS & PUBLIC SERVICES - 4.32%

WMX Technologies, Inc.                                         1,730,000      51,035           1.29

Dun & Bradstreet Corp.                                         580,000        36,177           .92

General Motors Corp., Class E                                  549,500        27,750           .70

Browning-Ferris Industries, Inc.                               500,000        15,062           .38

Federal Express Corp./1/                                       190,000        14,203           .36

Omnicom Group Inc.                                             170,000        11,348           .29

Pitney Bowes Inc.                                              175,000        7,831            .20

Ecolab Inc.                                                    250,000        7,188            .18

CHEMICALS - 3.59%

Monsanto Co.                                                   223,400        25,579           .65

Praxair, Inc.                                                  850,000        24,756           .63

Eastman Chemical Co.                                           325,000        21,328           .54

E.I. du Pont de Nemours and Co.                                275,000        18,287           .46

Dow Chemical Co.                                               230,000        16,301           .41

Imperial Chemical Industries PLC (American

 Depositary Receipts) (United Kingdom)                         200,000        9,350            .24

Great Lakes Chemical Corp.                                     100,000        7,113            .18

Engelhard Corp.                                                284,400        6,648            .17

PPG Industries, Inc.                                           140,000        6,353            .16

Betz Laboratories, Inc.                                        150,000        6,038            .15

MULTI-INDUSTRY - 3.57%

Minnesota Mining and Manufacturing Co.                         760,000        49,780           1.26

Harsco Corp.                                                   515,000        30,385           .77

Tenneco Inc.                                                   555,000        26,640           .67

Textron Inc.                                                   240,000        18,390           .47

AlliedSignal Inc.                                              200,000        9,450            .24

Hanson PLC (American Depositary Receipts)

 (United Kingdom)                                              420,000        6,405            .16

INSURANCE - 3.42%

SAFECO Corp.                                                   525,000        37,275           .94

Allstate Corp.                                                 889,055        36,451           .92

CIGNA Corp.                                                    120,000        13,200           .34

Liberty Corp.                                                  350,000        11,594           .29

St. Paul Companies, Inc.                                       120,000        6,720            .17

Arthur J. Gallagher & Co.                                      195,600        6,406            .16

General Re Corp.                                               40,000         5,985            .15

AMBAC Inc.                                                     129,900        5,732            .15

American General Corp.                                         120,000        4,065            .10

TIG Holdings, Inc.                                             150,000        4,050            .10

American International Group, Inc.                             41,250         3,702            .10

BEVERAGES & TOBACCO - 3.20%

Philip Morris Companies Inc.                                   610,000        53,527           1.35

Seagram Co. Ltd. (Canada)                                      1,050,000      38,325           .97

PepsiCo, Inc.                                                  435,000        24,034           .61

American Brands, Inc.                                          250,000        10,437           .27

FOREST PRODUCTS & PAPER - 3.19%

Union Camp Corp.                                               750,000        36,844           .93

ITT Rayonier Inc.                                              525,000        20,081           .51

International Paper Co.                                        350,000        13,344           .34

Federal Paper Board Co., Inc.                                  250,000        13,000           .33

Georgia-Pacific Corp.                                          150,000        11,662           .29

Weyerhaeuser Co.                                               250,000        11,313           .28

James River Corp. of Virginia                                  300,000        9,450            .24

Louisiana-Pacific Corp.                                        200,000        5,400            .14

Westvaco Corp.                                                 187,500        5,133            .13

AEROSPACE & MILITARY TECHNOLOGY - 3.12%

Boeing Co.                                                     715,000        52,106           1.32

Litton Industries, Inc./1/                                     461,200        20,696           .52

General Motors Corp., Class H                                  370,000        17,575           .45

Sundstrand Corp.                                               250,000        16,187           .41

United Technologies Corp                                       160,000        15,000           .38

Coltec Industries Inc./1/                                      160,000        1,760            .04

MERCHANDISING - 2.64%

Wal-Mart Stores, Inc.                                          1,404,000      33,696           .85

Giant Food Inc., Class A                                       450,000        14,513           .37

Walgreen Co.                                                   480,000        13,980           .35

May Department Stores Co.                                      300,000        13,088           .33

Sears, Roebuck and Co.                                         300,000        11,812           .30

J.C. Penney Co., Inc.                                          200,000        9,375            .24

Gap, Inc.                                                      100,000        4,525            .11

Melville Corp.                                                 112,400        3,498            .09

DATA PROCESSING & REPRODUCTION - 2.14%

International Business Machines Corp.                          375,000        36,234           .91

Xerox Corp.                                                    250,000        34,281           .87

Apple Computer, Inc.                                           280,500        10,694           .27

Novell, Inc./1/                                                212,000        3,578            .09

TRANSPORTATION: RAIL & ROAD - 2.03%

Conrail, Inc.                                                  460,000        32,142           .81

Union Pacific Corp.                                            425,000        28,794           .73

Norfolk Southern Corp.                                         245,000        19,294           .49

INDUSTRIAL COMPONENTS - 1.96%

Johnson Controls, Inc.                                         310,900        21,530           .54

Goodyear Tire & Rubber Co.                                     500,000        21,187           .54

Dana Corp.                                                     581,800        17,018           .43

Rockwell International Corp.                                   250,000        12,250           .31

TRW Inc.                                                       75,000         5,616            .14

METALS: NONFERROUS - 1.96%

Aluminum Co. of America                                        900,000        52,650           1.33

Inco Ltd. (Canada)                                             530,000        18,881           .48

Phelps Dodge Corp.                                             50,000         3,394            .08

Alumax Inc./1/                                                 80,000         2,660            .07

FOOD & HOUSEHOLD PRODUCTS - 1.96%

CPC International Inc.                                         400,000        27,500           .70

ConAgra, Inc.                                                  360,000        14,355           .36

Archer Daniels Midland Co.                                     700,000        12,075           .31

H.J. Heinz Co.                                                 375,000        11,953           .30

General Mills, Inc.                                            210,200        11,587           .29

MACHINERY & ENGINEERING - 1.74%

Caterpillar Inc.                                               300,000        18,413           .46

Deere & Co.                                                    516,600        16,983           .43

Ingersoll-Rand Co.                                             350,000        13,431           .34

Parker Hannifin Corp.                                          300,000        11,025           .28

Crompton & Knowles Corp.                                       700,000        9,100            .23

UTILITIES: ELECTRIC & GAS - 1.59%

Union Electric Co.                                             450,000        18,057           .46

Pacific Gas and Electric Co.                                   500,000        13,750           .35

Consolidated Edison Co. of New York, Inc.                      350,000        10,106           .25

Entergy Corp.                                                  350,000        9,756            .25

Detroit Edison Co.                                             200,000        6,525            .16

General Public Utilities Corp.                                 120,000        3,795            .09

Long Island Lighting Co.                                       62,200         1,065            .03

MISCELLANEOUS MATERIALS & COMMODITIES - 1.45%

Potash Corp. of Saskatchewan Inc. (Canada)                     680,000        47,005           1.19

Cleveland-Cliffs Inc                                           180,000        7,043            .18

TRINOVA Corp.                                                  100,000        3,075            .08

ELECTRONIC COMPONENTS - 1.41%

Intel Corp.                                                    400,000        24,350           .61

Motorola, Inc.                                                 240,000        14,700           .37

Micron Technology, Inc.                                        200,000        10,950           .28

Texas Instruments Inc.                                         100,000        5,787            .15

LEISURE & TOURISM - 1.16%

Walt Disney Co.                                                585,000        35,173           .89

Marriott International, Inc.                                   200,000        7,450            .19

Host Marriot Corp./1/                                          240,000        3,090            .08

FINANCIAL SERVICES - 1.11%

Household International, Inc.                                  300,000        18,750           .47

Beneficial Corp.                                               200,000        10,150           .26

American Express Co.                                           170,000        7,225            .18

ADVANTA Corp., Class A                                         100,000        4,150            .10

Capital One Financial Corp.                                    150,000        3,788            .10

RECREATION & OTHER CONSUMER PRODUCTS - 1.07%

Eastman Kodak Co.                                              220,000        14,960           .38

American Greetings Corp., Class A                              380,000        10,355           .26

Stanley Works                                                  200,000        10,125           .26

Polaroid Corp.                                                 150,000        6,919            .17

AUTOMOBILES - 0.97%

General Motors Corp.                                           500,000        24,250           .61

Ford Motor Co., Class A                                        500,000        14,125           .36

ENERGY EQUIPMENT - 0.96%

Western Atlas Inc./1/                                          346,800        16,603           .42

Schlumberger Ltd. (Netherlands Antilles)                       170,000        10,795           .27

Cooper Industries, Inc.                                        179,802        6,563            .17

Cooper Cameron Corp./1/                                        157,945        4,106            .10

ELECTRICAL & ELECTRONICS - 0.60%

General Electric Co.                                           350,000        23,537           .60

TRANSPORTATION: AIRLINES - 0.46%

AMR Corp./1/                                                   175,000        13,409           .34

Delta Air Lines, Inc.                                          60,000         4,658            .12

APPLIANCES & HOUSEHOLD DURABLES - 0.34%

Corning Inc.                                                   300,000        9,038            .23

LADD Furniture, Inc.                                           326,466        4,366            .11

TEXTILES & APPAREL - 0.30%

VF Corp.                                                       230,000        11,960           .30

MISCELLANEOUS

Other stocks in initial period of acquisition                                 73,190           1.85

                                                                              -                -

TOTAL STOCKS (COST: $2,458,738,000)                                           3,286,346        83.13

                                                                              -                -

                                                               Principal

                                                               Amount

CONVERTIBLE DEBENTURES                                         (000)



ELECTRONIC COMPONENTS - 0.17%

Seagate Technology 5.00% 2003/2/                               $3,280         6,790            .17

                                                                              -                -

TOTAL CONVERTIBLE DEBENTURES (COST: $3,543,000)                               6,790            .17

                                                                              -                -

TOTAL EQUITY-TYPE SECURITIES (COST: $2,462,281,000)                           3,293,136        83.30

                                                                              -                -

SHORT-TERM SECURITIES



CORPORATE SHORT-TERM NOTES - 15.95%

Xerox Corp. 5.68%-5.70% due 12/5/95-1/18/96                    74,100         73,660           1.86

Procter & Gamble Co. 5.65%-5.67% due 12/28/95-1/18/96          63,300         62,901           1.59

Wal-Mart Stores, Inc. 5.68%-5.70% due 12/5-12/15/95            62,200         62,119           1.57

J.C. Penney Funding Corp. 5.68% due 1/18-1/22/96               50,000         49,595           1.25

CIT Group Holdings, Inc. 5.70%-5.75% due                       47,200         47,141           1.19
12/1-12/18/95

Pitney Bowes Inc. 5.66%-5.68% due 12/14/95-1/31/96             47,200         46,937           1.19

Pfizer Inc 5.70% due 12/8/95/2/                                45,500         45,442           1.15

Coca-Cola Co. 5.68%-5.70% due 12/13-12/14/95/2/                44,100         44,006           1.11

Beneficial Corp. 5.69%-5.75% due 12/7/95-1/2/96                44,000         43,872           1.11

AT&T Corp. 5.59%-5.70% due 12/21/95-2/27/96                    42,600         42,293           1.07

General Electric Capital Corp. 5.69%-5.70%

 due 12/4-12/11/95                                             34,800         34,761           .88

Motorola, Inc. 5.70% due 12/29/95                              30,000         29,862           .76

Sara Lee Corp. 5.67%-5.68% due 12/28-12/29/95                  24,100         23,993           .61

National Rural Utilities Cooperative Finance Corp.

 5.68% due 1/19/96                                             18,200         18,058           .46

Nordstrom Credit Inc. 5.70% due 12/26/95                       5,900          5,876            .15

                                                                              -                -

TOTAL SHORT-TERM SECURITIES (COST: $630,521,000)                              630,516          15.95

                                                                              -                -

TOTAL INVESTMENT SECURITIES (COST: $3,092,802,000)                            3,923,652        99.25

Excess of money market account, cash

 and receivables over payables                                                29,617           .75

                                                                              -                -

NET ASSETS                                                                    $3,953,269       100.00%

                                                                              ============     ========




/1/ Non-income-producing securities.

/2/ Purchased in a private placement transaction; resale potential extends only to qualifed institutional buyers.

See Notes to Financial Statements

Equity-type securities appearing in the portfolio since May 31, 1995
--------------------------------------------------------------------
AMBAC
Archer Daniels Midland
Boatmen's Bancshares
Chevron
Cooper Cameron
CoreStates Financial
Ecolab
Federal Paper Board
Gap
General Mills
Georgia-Pacific
Great Lakes Chemical
International Paper
KeyCorp
Kimberly-Clark
Liberty
Louisiana-Pacific
Murphy Oil
Polaroid
Tambrands
U S WEST Media Group
Union Electric
Viacom

Equity-type securities eliminated from the portfolio
since May 31, 1995
-----------------------------------------------------
Baxter International
Bell Atlantic
British Petroleum
CBS
Central and South West
Chubb
First Tennessee National
General Signal
GTE
Hubbell
Huntington Bancshares
Limited
Microsoft
Mobil
Oracle Systems
Signet Banking
Student Loan Marketing
UAL
Wachovia
Wells Fargo

AMERICAN VARIABLE INSURANCE SERIES
GROWTH FUND
Investment Portfolio November 30, 1995
EQUITY-TYPE SECURITIES     83.22%
CASH & EQUIVALENTS         16.78%

                                                                    Percent

                                                                    Of Net

Largest Individual Equity Holdings                                  Assets

---------------------------------                                   --------

Walt Disney                                                         2.72

Intel                                                               2.39

Viacom                                                              2.31

United HealthCare                                                   1.97

LSI Logic                                                           1.89

Adobe Systems                                                       1.81

Capital Cities/ABC                                                  1.67

Tele-Communications, TCI Group                                      1.67

Turner Broadcasting System                                          1.66

Silicon Graphics                                                    1.59



                                                                                    Market          Percent

                                                                    Number of       Value           of Net

Stocks (common and preferred)                                       Shares          (000)           Assets

--------------------------------------------                        ---------       -------         -------

BROADCASTING & PUBLISHING- 14.05%

Viacom Inc., Class B/1/                                             1,513,500       $73,026         2.31%

Capital Cities/ABC, Inc.                                            427,000         52,788          1.67

Tele-Communications, Inc., Series A, TCI Group/1/                   2,849,950       52,724          1.67

Turner Broadcasting System, Inc., Class B                           1,865,100       52,223          1.66

News Corp. Ltd. (American Depositary Receipts)

 (Australia)                                                        1,270,000       26,670

News Corp. Ltd., preferred shares (American                                                         1.23

 Depositary Receipts)                                               635,000         11,986

Time Warner Inc.                                                    933,000         37,320          1.18

BHC Communications, Inc., Class A                                   286,189         25,793          .82

Tele-Communications, Inc., Series A, Liberty

 Media Group/1/                                                     819,187         22,937          .73

LIN Television Corp./1/                                             591,300         17,000          .54

Gaylord Entertainment Co., Class A                                  660,000         16,665          .53

Cablevision Systems Corp., Class A/1/                               240,000         13,320          .42

Comcast Corp., Class A, special stock                               500,000         9,875           .31

United International Holdings, Inc., Class A/1/                     685,000         9,590           .30

New York Times Co., Class A                                         300,000         8,850           .28

Infinity Broadcasting Corp., Class A/1/                             168,750         5,400           .17

Jones Intercable, Inc., Class A/1/                                  370,000         4,856           .15

Adelphia Communications Corp., Class A/1/                           350,000         2,625           .08

BUSINESS & PUBLIC SERVICES- 13.82%

United HealthCare Corp.                                             990,000         62,246          1.97

America Online, Inc./1/                                             1,123,800       45,935          1.46

CUC International Inc./1/                                           1,207,500       45,885          1.45

Columbia/HCA Healthcare Corp.                                       665,000         34,331          1.09

 (formerly Columbia Healthcare Corp.)

WMX Technologies, Inc.                                              1,060,000       31,270          .99

FHP International Corp./1/                                          960,000         27,840          .88

General Motors Corp., Class E                                       525,000         26,513          .84

Federal Express Corp./1/                                            350,000         26,163          .83

Oxford Health Plans, Inc./1/                                        289,500         21,713          .69

ADT Ltd./1/                                                         1,255,000       17,570          .56

Avery Dennison Corp.                                                310,000         14,764          .47

PacifiCare Health Systems, Inc., Class B/1/                         165,000         14,314          .45

Value Health, Inc./1/                                               500,000         12,563          .40

Ecolab Inc.                                                         350,000         10,063          .31

U.S. Healthcare, Inc.                                               200,000         9,100           .29

Apria Healthcare Group Inc./1/                                      300,000         9,075           .29

Pitney Bowes Inc.                                                   150,000         6,713           .21

H&R Block, Inc.                                                     150,000         6,675           .21

Ceridian Corp./1/                                                   150,000         6,300           .20

Dun & Bradstreet Corp.                                              50,000          3,119           .09

BHA Group, Inc., Class A                                            195,000         2,730           .09

Air & Water Technologies Corp., Class A/1/                          285,000         1,568           .05

DATA PROCESSING & REPRODUCTION- 9.68%

Adobe Systems Inc.                                                  842,100         56,947          1.81

Silicon Graphics, Inc./1/                                           1,370,000       50,005          1.59

Digital Equipment Corp./1/                                          650,000         38,269          1.21

Sybase, Inc./1/                                                     1,041,900       36,597          1.16

Oracle Corp.(formerly Oracle Systems Corp.)/1/                      675,000         30,628          .97

Mentor Graphics Corp./1/                                            1,000,000       20,125          .64

Compuware Corp./1/                                                  945,000         19,372          .61

International Business Machines Corp.                               175,000         16,909          .54

Autodesk, Inc.                                                      400,000         14,100          .45

Structural Dynamics Research Corp./1/                               475,000         9,678           .31

Sequent Computer Systems, Inc./1/                                   350,000         5,556           .18

Tandem Computers Inc./1/                                            440,000         5,500           .17

Data General Corp./1/                                               100,000         1,212           .04

Tripos, Inc./1/                                                     19,333          150             .00

ELECTRONIC COMPONENTS- 8.96%

Intel Corp.                                                         1,240,400       75,509          2.39

LSI Logic Corp./1/                                                  1,420,000       59,462          1.89

Texas Instruments Inc.                                              570,000         32,989          1.05

Analog Devices, Inc./1/                                             600,000         22,200          .70

SCI Systems, Inc./1/                                                646,263         21,650          .69

Seagate Technology/1/                                               400,000         21,100          .67

National Semiconductor Corp./1/                                     945,000         20,199          .64

Park Electrochemical Corp.                                          250,000         7,594           .24

Newbridge Networks Corp. (Canada)/1/                                150,000         6,394           .20

Rogers Corp./1/                                                     190,800         4,627           .15

Actel Corp./1/                                                      300,000         3,975           .13

Motorola, Inc.                                                      42,000          2,572           .08

ANTEC Corp./1/                                                      150,000         2,175           .07

Advanced Micro Devices, Inc./1/                                     100,000         2,050           .06

LEISURE & TOURISM- 5.81%

Walt Disney Co.                                                     1,425,000       85,678          2.72

Harrah's Entertainment, Inc./1/                                     825,000         20,522          .65

Mirage Resorts, Inc./1/                                             600,000         20,325          .64

Circus Circus Enterprises, Inc./1/                                  725,000         20,119          .64

Marriott International, Inc.                                        500,000         18,625          .59

Host Marriott Corp./1/                                              765,000         9,849           .31

Luby's Cafeterias, Inc.                                             250,000         5,500           .17

Promus Hotel Corp./1/                                               126,100         2,790           .09

BANKING- 3.09%

Mercantile Bancorporation Inc.                                      517,500         23,740          .75

Banc One Corp.                                                      530,750         20,235          .64

Commerce Bancshares, Inc.                                           408,187         15,256          .48

Northern Trust Corp.                                                245,000         12,801          .41

BayBanks, Inc.                                                      132,200         10,973          .35

Charter One Financial, Inc.                                         250,000         8,000           .25

Huntington Bancshares Inc.                                          273,750         6,673           .21

TELECOMMUNICATIONS- 3.07%

MCI Communications Corp.                                            1,120,000       29,960          .95

AirTouch Communications/1/                                          975,000         28,397          .90

Vanguard Cellular Systems, Inc./1/                                  819,200         18,534          .59

Centennial Cellular Corp./1/                                        300,000         5,700           .18

United States Cellular Corp./1/                                     144,000         5,040           .16

Cellular Communications, Inc., convertible

 preferred/1/                                                       100,704         4,821           .15

Associated Group, Inc., Class A/1/                                  93,750          1,687

 (formerly Associated Communications Corp.)

Associated Group, Inc., Class B/1/                                  93,750          1,687           .11

Cellular Communications of Puerto Rico, Inc./1/                     37,500          1,003           .03

MERCHANDISING- 3.06%

Barnes & Noble, Inc./1/                                             625,000         22,969          .73

Wal-Mart Stores, Inc.                                               950,000         22,800          .72

Home Shopping Network, Inc./1/                                      1,300,000       12,187          .39

Staples, Inc./1/                                                    474,375         12,097          .38

Gap, Inc.                                                           150,000         6,787           .21

Spiegel, Inc., Class A                                              752,600         6,773           .21

Michaels Stores, Inc./1/                                            300,000         4,950           .16

Circuit City Stores, Inc.                                           150,000         4,350           .14

Toys "R" Us, Inc./1/                                                160,000         3,720           .12

INSURANCE- 2.68%

EXEL Ltd. (Incorporated in Bermuda)                                 405,000         25,262          .80

Transatlantic Holdings, Inc.                                        270,000         18,563          .59

Progressive Corp.                                                   250,000         11,125          .35

NAC Re Corp.                                                        285,000         9,405           .30

TIG Holdings, Inc.                                                  325,000         8,775           .28

Trenwick Group Inc.                                                 148,400         7,606           .24

NYMAGIC, Inc.                                                       218,300         3,629           .12

RECREATION & OTHER CONSUMER PRODUCTS- 2.12%

Mattel, Inc.                                                        1,277,031       35,757          1.13

Duracell International Inc.                                         277,000         14,681          .47

Nintendo Co., Ltd. (Japan)                                          135,000         10,588          .34

Hasbro, Inc.                                                        185,000         5,642           .18

CHEMICALS- 2.09%

Valspar Corp.                                                       660,000         26,978          .86

Great Lakes Chemical Corp.                                          275,000         19,559          .62

Loctite Corp.                                                       250,000         12,219          .39

Engelhard Corp.                                                     284,400         6,648           .21

Lubrizol Corp.                                                      11,000          315             .01

HEALTH & PERSONAL CARE- 1.86%

Forest Laboratories, Inc./1/                                        330,000         14,025          .45

Genetics Institute, Inc./1/                                         260,000         11,407          .36

Nellcor Puritan Bennett Inc./1/                                     150,000         8,625           .27

 (formerly Puritan-Bennett Corp.)

Tambrands Inc.                                                      150,000         7,819           .25

SEQUUS Pharmaceuticals, Inc./1/                                     300,000         3,750

 (formerly Liposome Technology, Inc.)

SEQUUS Pharmaceuticals, Inc., convertible reset                     24,000          984             .16
preferred/1/ /2/

SEQUUS Pharmaceuticals, Inc., warrants expire 1998/1/               40,416          192

Johnson & Johnson                                                   48,800          4,227           .13

Bausch & Lomb Inc.                                                  100,000         3,612           .11

Alpha-Beta Technology, Inc./1/                                      200,000         1,325           .04

Pharmacia & Upjohn, Inc. (formerly Upjohn Co.)                      36,250          1,300           .04

Paragon Trade Brands, Inc./1/                                       42,600          889             .03

Perrigo Co./1/                                                      35,000          459             .02

TRANSPORTATION: AIRLINES- 1.83%

Southwest Airlines Co.                                              1,491,900       37,298          1.18

AMR Corp./1/                                                        195,000         14,942          .47

Delta Air Lines, Inc.                                               75,000          5,822           .18

ELECTRICAL & ELECTRONICS- 1.42%

Telefonaktiebolaget LM Ericsson, Class B (American

 Depositary Receipts) (Sweden)                                      1,284,500       30,507          .97

Nokia Corp., Class A (American Depositary Receipts)

 (Finland)                                                          260,000         14,105          .45

ENERGY EQUIPMENT- 0.84%

Schlumberger Ltd. (Netherlands Antilles)                            295,000         18,733          .59

Reading & Bates Corp./1/                                            600,000         7,875           .25

TEXTILES & APPAREL- 0.82%

Fruit of the Loom, Inc./1/                                          925,000         17,922          .57

Phillips-Van Heusen Corp.                                           750,000         7,781           .25

BEVERAGES & TOBACCO- 0.71%

Philip Morris Companies Inc.                                        160,000         14,040          .45

PepsiCo, Inc.                                                       150,000         8,287           .26

ENERGY SOURCES- 0.61%

Murphy Oil Corp.                                                    275,000         10,828          .34

Noble Affiliates, Inc.                                              226,500         6,144           .19

HS Resources, Inc./1/                                               200,000         2,675           .08

FINANCIAL SERVICES- 0.52%

Federal National Mortgage Assn.                                     150,000         16,425          .52

APPLIANCES & HOUSEHOLD DURABLES- 0.37%

Mohawk Industries, Inc./1/                                          650,000         11,538          .37

ELECTRONIC INSTRUMENTS- 0.32%

Applied Materials, Inc./1/                                          208,000         10,114          .32

METALS: STEEL- 0.21%

Nucor Corp.                                                         130,000         6,484           .21

MACHINERY & ENGINEERING- 0.16%

Caterpillar Inc.                                                    80,000          4,910           .16

FOREST PRODUCTS & PAPER- 0.13%

ITT Rayonier Inc.                                                   105,000         4,016           .13

CONSTRUCTION & HOUSING- 0.11%

Stone & Webster, Inc.                                               90,000          3,330           .11

MULTI-INDUSTRY- 0.06%

Textron Inc.                                                        20,000          1,532           .05

Tenneco Inc.                                                        7,900           379             .01

TRANSPORTATION: RAIL & ROAD- 0.04%

Southern Pacific Rail Corp./1/                                      46,720          1,115           .04

AEROSPACE & MILITARY TECHNOLOGY- 0.03%

Litton Industries, Inc./1/                                          20,000          898             .03

MISCELLANEOUS

Other stocks in initial period of acquisition                                       133,810         4.24

                                                                                    --------        ------

TOTAL STOCKS (cost: $1,809,811,000)                                                 2,609,066       82.71

                                                                                    --------        ------



                                                                    Principal

                                                                    Amount

Convertible Debentures                                              (000)

-----------------------------                                       ---------       --------        ------

HEALTH & PERSONAL CARE- 0.51%

Omnicare, Inc. 5.75% 2003                                           $6,350          15,939          .51%

                                                                                    ------          ------

TOTAL CONVERTIBLE DEBENTURES (cost: $12,754,000)                                    15,939          .51

                                                                                    ------          ------

TOTAL EQUITY-TYPE SECURITIES (cost: $1,822,565,000)                                 2,625,005       83.22







Short-Term Securities

--------------------------------                                    --------        ------          ------

CORPORATE SHORT-TERM NOTES- 16.68%

Xerox Corp. 5.68%-5.70% due 12/5/95-1/17/96                         52,500          52,127          1.65

Wal-Mart Stores, Inc. 5.68%-5.70%

 due 12/7-12/15/95                                                  48,655          48,570          1.54

CPC International Inc. 5.64%-5.72%

 due 12/5/95-2/20/96/2/                                             40,000          39,623          1.26

Beneficial Corp. 5.70%-5.75% due 12/6/95-1/2/96                     39,400          39,314          1.25

Pitney Bowes Credit Corp 5.66%-5.67%

 due 12/20/95-1/31/96                                               36,800          36,551          1.16

Procter & Gamble Co. 5.66%-5.67%

 due 12/28/95-1/18/96                                               36,300          36,058          1.14

Hewlett-Packard Co. 5.60%-5.65% due 1/16-2/13/96                    34,425          34,136          1.08

AT&T Corp. 5.64%-5.70% due 12/21/95-1/29/96                         34,300          34,085          1.08

J.C. Penney Funding Corp. 5.68% due 1/18-1/22/96                    33,700          33,431          1.06

National Rural Utilities Cooperative Finance Corp.

 5.68%-5.69% due 12/7/95-1/19/96                                    31,800          31,719          1.01

Coca-Cola Co. 5.68%-5.70% due 12/13-12/14/95/2/                     30,900          30,834          .98

Hershey Foods Corp. 5.70% due 12/20/95                              25,000          24,921          .79

Sara Lee Corp. 5.67% due 12/28/95                                   24,700          24,591          .78

American Express Credit Corp. 5.67%-5.70%

 due 12/1/95-1/9/96                                                 21,600          21,531          .68

General Electric Capital Corp. 5.69% due 12/4/95                    21,350          21,336          .67

H.J. Heinz Co. 5.70% due 12/18/95-1/12/96                           12,400          12,335          .39

Nordstrom Credit Inc. 5.70% due 12/26/95                            4,100           4,083           .13

Associates Corp. of North America 5.89% due 12/1/95                 1,100           1,100           .03

                                                                                    -------         -----

TOTAL SHORT-TERM SECURITIES (cost: $526,349,000)                                                    526,345

                                                                                    -------         -----

TOTAL INVESTMENT SECURITIES (cost: $2,348,914,000)                                                  3,151,350

Excess of money market account, cash and

 receivables over payables                                                          3,091           .10

                                                                                    -------         -----

NET ASSETS                                                                          $3,154,441      100.00%

                                                                                    =======         =====




/1/ Non-income-producing securities.

/2/ Purchased in a private placement transaction; resale potential extends only to qualified institutional buyers.

See Notes to Financial Statements
------------------------------------------------
Equity-type securities appearing in the portfolio
 since May 31, 1995
------------------------------------------------
Apria Healthcare Group
Charter One Financial
Compuware
Ecolab
Fruit of the Loom
Gap
H&R Block
Harrah's Entertainment
HS Resources
Michaels Stores
Nintendo
Nucor
Progressive
Reading & Bates
Wal-Mart Stores
----------------------------------------------------
Equity-type securities eliminated from the portfolio
 since May 31, 1995
----------------------------------------------------
American Re
Apple Computer
Bay Networks
Biogen
CBS
Compaq Computer
Cordis
Cyrix
Dell Computer
Electronic Arts
Humana
Jefferson Smurfit
LIN Broadcasting
Lotus Development
McWhorter
Micron Technology
Microsoft
Ralston Purina
Raychem
ShopKo Stores
Xilinx

AMERICAN VARIABLE INSURANCE SERIES
HIGH-YIELD BOND FUND
INVESTMENT PORTFOLIO - NOVEMBER 30, 1995 (Unaudited)

U.S. CORPORATE BONDS            72.98%
NON-U.S. CORPORATE BONDS        11.42%
U.S. GOVERNMENT BONDS            7.35%
NON-U.S. GOVERNMENT BONDS        1.83%
CASH & EQUIVALENTS               6.16%
STOCKS                            .26%

                                                                    Percent

                                                                    of Net

LARGEST CORPORATE HOLDINGS                                          Assets

Container Corp. of America                                          2.73%

MSF Communications                                                  2.64

California Energy                                                   2.55

Rogers Cantel Mobile Communications                                 2.52

Thrifty PayLess                                                     2.42

Foodmaker                                                           2.20

Bell Cablemedia                                                     1.99

Marvel Holdings                                                     1.98

Coltec Industries                                                   1.96

Fort Howard Corp.                                                   1.95



                                                                    Principal       Market         Percent

                                                                    Amount          Value          Of Net

BONDS & NOTES                                                       (000)           (000)          Assets

CELLULAR, PAGING & WIRELESS COMMUNICATIONS - 17.93%

Rogers Cantel Mobile Communications Inc. 10.75% 2001                $10,248         $10,786

Rogers Cantel Mobile Communications Inc. 11.125% 2002               2,500           2,662          2.52%

PanAmSat, LP 9.75% 2000                                             8,000           8,400

PanAmSat, LP 0%/11.375% 2003 /1/                                    2,000           1,610          1.87

Centennial Cellular Corp. 8.875% 2001                               10,000          9,775          1.83

MobileMedia Communications, Inc. 0%/10.50% 2003 /1/                 12,750          9,690          1.81

Horizon Cellular Telephone Co., LP

 0%/11.375% 2000/1/                                                 8,500           7,310          1.37

CellNet Data Systems, Inc. 0%/13.00% 2005 /1/ /2/                   14,000          6,897          1.29

Paging Network, Inc. 11.75% 2002                                    5,800           6,395          1.20

PriCellular Wireless Corp. 0%/12.25% 2003 /1/                       5,500           4,235

PriCellular Wireless Corp. 0%/14.00% 2001 /1/                       1,500           1,305          1.04

NEXTEL Communications, Inc. 0%/11.50% 2003 /1/ /3/                  5,500           3,314

NEXTEL Communications, Inc. 0%/9.75% 2004 /1/ /3/                   4,000           2,070          1.01

CenCall Communications Corp. 0%/10.125% 2004 /1/                    8,000           4,300          .80

Cellular Communications International, Inc., Units 0%

 2000                                                               6,500           3,851          .72

Cellular, Inc. 0%/11.75% 2003 /1/                                   4,500           3,499          .65

Heartland Wireless Communications, Inc., Units

 13.00% 2003 /2/                                                    3,000           3,405          .64

Comunicacion Celular SA 0%/13.125% 2003 /1/ /2/                     5,000           2,756          .52

Dial Call Communications, Inc. 0%/12.25% 2004 /1/                   5,000           2,725          .51

CAI Wireless Systems, Inc. 12.25% 2002                              750             787            .15

FOREST PRODUCTS & PAPER - 8.42%

Container Corp. of America 9.75% 2003                               11,750          11,544

Container Corp. of America 11.25% 2004                              2,000           2,050

Container Corp. of America 10.75% 2002                              1,000           1,012          2.73

Fort Howard Corp. 9.25% 2001                                        4,250           4,314

Fort Howard Corp. 8.25% 2002                                        3,000           2,910

Fort Howard Corp. 11.00% 2002 /4/                                   1,873           1,950

Fort Howard Corp. 9.00% 2006                                        1,250           1,219          1.95

Riverwood International Corp. 10.75% 2000                           4,000           4,280

Riverwood International Corp. 11.25% 2002                           1,000           1,072

Riverwood International Corp. II 10.75% 2000                        500             531            1.10

P T Indah Kiat Pulp & Paper Corp. 8.875% 2000 /2/                   4,750           4,418

P T Indah Kiat Pulp & Paper Corp., Series B, 11.875%

 2002                                                               1,000           1,005          1.02

Pacific Lumber Co. 10.50% 2003                                      4,000           3,760          .70

MAXXAM Group Inc. 11.25% 2003                                       2,000           1,960          .37

P T Pabrik Kertas Tjiwi Kimia 13.25% 2001                           1,000           1,072          .20

Repap Wisconsin, Inc. Second Priority 9.875% 2006                   1,000           960            .18

P T Inti Indorayon Utama 9.125% 2000                                1,000           920            .17

MANUFACTURING & MATERIALS - 8.30%

Coltec Industries Inc. 9.75% 2000                                   8,450           8,682

Coltec Industries Inc. 9.75% 1999                                   1,750           1,794          1.96

Kaiser Aluminum & Chemical Corp. 12.75% 2003                        5,350           5,858          1.10

Acme Metals Inc. 12.50% 2002                                        2,500           2,456

Acme Metals Inc. 0%/13.50% 2004 /1/                                 3,000           2,340          .90

AK Steel Corp. 10.75% 2004                                          4,000           4,420          .83

MagneTek, Inc. 10.75% 1998                                          3,500           3,640          .68

UCAR Global Enterprises Inc. 12.00% 2005                            2,865           3,252          .61

Building Materials Corp. of America 0%/11.75% 2004 /1/              4,500           3,060          .57

Exide Corp. 10.00% 2005                                             2,750           2,956          .55

Owens-Illinois, Inc. 11.00% 2003                                    2,500           2,791          .52

Westinghouse Air Brake Co. 9.375% 2005                              2,000           2,060          .39

WestPoint Stevens Inc. 8.75% 2001                                   1,000           1,015          .19

DIVERSIFIED MEDIA & CABLE TELEVISION &

TELECOMMUNICATIONS - 7.63%

MFS Communications Co., Inc. 0%/9.375% 2004 /1/                     18,250          14,121         2.64

Continental Cablevision, Inc. 10.625% 2002                          3,500           3,728

Continental Cablevision, Inc. 8.625% 2003                           2,000           2,065

Continental Cablevision, Inc. 8.50% 2001                            1,500           1,530

Continental Cablevision, Inc. 8.875% 2005                           1,000           1,040          1.57

American Media Operations, Inc. 11.625% 2004                        6,500           6,598          1.23

IntelCom Group Inc., Units 0%/13.50% 2005 /1/ /2/                   4,000           2,310          .43

Century Communications Corp. 9.50% 2000                             2,000           2,050          .38

People's Choice TV Corp., Units 0%/13.125% 2004 /1/                 3,500           1,977          .37

Jones Intercable, Inc. 9.625% 2002                                  1,500           1,605          .30

ProNet, Inc. 11.875% 2005                                           1,000           1,080          .20

Telecom Argentina Stet-France Telecom SA 12.00% 2002                1,000           1,046          .20

Comcast Corp. 10.25% 2001                                           925             994            .19

Storer Communications, Inc. 10.00% 2003                             634             638            .12

CABLE & TELEPHONE IN THE UNITED KINGDOM - 6.79%

Bell Cablemedia PLC 0%/11.95% 2004 /1/                              15,500          10,618         1.99

Videotron Holdings PLC 0%/11.125% 2004 /1/                          14,500          9,751          1.82

International CableTel Inc. 0%/10.875% 2003 /1/                     13,250          9,143          1.71

Comcast UK Cable Partners Ltd. 0%/11.20% 2007 /1/                   6,500           3,705          .69

TeleWest PLC 9.625% 2006                                            2,500           2,497

TeleWest PLC 0%/11.00% 2007 /1/                                     1,000           580            .58

ENERGY & RELATED COMPANIES - 5.50%

TransTexas Gas Corp. 11.50% 2002                                    5,500           5,679          1.06

Flores & Rucks, Inc. 13.50% 2004                                    4,500           5,085          .95

Wilrig AS 11.25% 2004                                               4,000           4,360          .82

Triton Energy Corp. 0%/9.75% 2000 /1/                               4,500           4,174          .78

Dual Drilling Co. 9.875% 2004                                       3,500           3,325          .62

Global Marine, Inc. 12.75% 1999                                     2,700           2,983          .56

Tuboscope Vetco International Corp. 10.75% 2003                     2,000           1,970          .37

Mesa Capital Corp. 0%/12.75% 1998 /1/                               2,000           1,815          .34

LEISURE, TOURISM & RESTAURANTS - 5.29%

Foodmaker, Inc. 9.75% 2002                                          7,250           6,525

Foodmaker, Inc. 9.25% 1999                                          5,500           5,225          2.20

Plitt Theatres, Inc. 10.875% 2004                                   5,750           5,204          .97

Kloster Cruise Ltd. 13.00% 2003                                     5,750           4,543          .85

Four Seasons Hotels Inc. 9.125% 2000 /2/                            3,500           3,474          .65

Rio Hotel & Casino, Inc. 10.625% 2005 /2/                           1,500           1,500          .28

Station Casinos, Inc. 9.625% 2003                                   1,100           1,067          .20

Harrah's Jazz Finance Corp. 14.25% 2001                             2,500           725            .14

INDEPENDENT POWER PRODUCERS - 3.78%

California Energy Co., Inc. 0%/10.25% 2004 /1/                      14,800          13,616         2.55

Midland Cogeneration Venture LP, Series C-94 10.33%

 2002 /4/                                                           4,178           4,366

Midland Cogeneration Venture LP, Series C-91 10.33%

 2002 /4/                                                           2,151           2,237          1.23

MERCHANDISING - 3.63%

Thrifty PayLess, Inc. 12.25% 2004                                   6,500           6,939

Thrifty PayLess, Inc. 11.75% 2003                                   4,500           4,849

Thrifty PayLess, Inc., Units 12.25% 2004                            1,000           1,150          2.42

Barnes & Noble, Inc. 11.875% 2003                                   4,250           4,739          .89

AnnTaylor, Inc. 8.75% 2000                                          1,500           1,267          .24

Levitz Furniture Corp. 12.375% 1997                                 500             450            .08

TRANSPORTATION - 3.42%

Delta Air Lines, Inc. 10.375% 2011                                  2,000           2,438

Delta Air Lines, Inc. 10.00% 2014 /2/                               2,000           2,348

Delta Air Lines, Inc., 1993 pass-through trusts,

 Series A2, 10.50% 2016 /4/                                         1,000           1,231

Delta Air Lines, Inc. 10.375% 2022                                  750             938            1.30

Atlas Air, pass-through certificates, 12.25% 2002 /4/               4,000           4,020          .75

TNT Transport (Europe) PLC TNT (USA) Inc. 11.50% 2004               3,000           3,113          .58

NWA Trust, Class D, 13.875% 2008                                    1,250           1,447

NWA Inc. 12.092% 2000 /4/                                           655             677            .40

Viking Star Shipping Inc. 9.625% 2003                               2,000           2,055          .39

BROADCASTING & PUBLISHING - 3.35%

Marvel Holdings Inc., Series B, 0% 1998                             14,900          10,579         1.98

Infinity Broadcasting Corp. 10.375% 2002                            3,250           3,478          .65

Univision Television Group, Inc. 11.75% 2001                        2,500           2,719          .51

Summitt Communications Group, Inc. 10.50% 2005                      1,000           1,107          .21

FOOD RETAILING - 3.19%

Stater Bros. Holdings Inc. 11.00% 2001                              6,750           6,818          1.27

Star Markets Co., Inc. 13.00% 2004                                  5,000           5,063          .95

Carr-Gottstein Foods Co. 12.00% 2005 /2/                            4,000           4,010          .75

Safeway Inc. 10.00% 2002                                            1,000           1,160          .22

BUSINESS & PUBLIC SERVICES - 3.03%

Regency Health Services, Inc. 9.875% 2002                           6,000           5,895          1.10

Universal Health Services, Inc. 8.75% 2005                          4,000           4,035          .75

Merit Behavioral Care Corp. 11.50% 2005 /2/                         2,500           2,547          .48

ADT Operations, Inc. 9.25% 2003                                     2,000           2,130          .40

Protection One Alarm Monitoring, Inc.

0%/13.625% 2005/1/                                                  2,000           1,600          .30

CONSTRUCTION & HOUSING - 1.47%

Triangle Pacific Corp. 10.50% 2003                                  3,300           3,432          .64

Del Webb Corp. 9.75% 2003                                           1,500           1,526

Del Webb Corp. 9.00% 2006                                           750             703            .42

Toll Corp. 9.50% 2003                                               1,500           1,534

Toll Corp. 10.50% 2002                                              650             683            .41

BEVERAGES - 1.45%

Dr Pepper Bottling Co. of Texas 10.25% 2000                         5,000           5,275          .99

Canandaigua Wine Co., Inc. 8.75% 2003                               2,500           2,450          .46

MISCELLANEOUS - 0.84%

Neodata Services, Inc., Series B, 0%/12.00% 2003 /1/                5,000           4,475          .84

REAL ESTATE - 0.38%

B.F. Saul Real Estate Investment Trust 11.625% 2002                 2,000           2,020          .38

NON-U.S. GOVERNMENTS & GOVERNMENTAL

 AUTHORITIES - 1.83%

Argentina (Republic of) 6.813% 2005 /5/                             7,000           4,568          .86

United Mexican States Collateralized Eurobond:

 Series B, 6.25% 2019                                               2,000           1,230

 Series A, 6.25% 2019                                               1,500           922            .40

Poland PDI Bonds 3.75% 2014 /5/                                     3,000           1,935          .36

Poland Discount Eurobonds 6.875% 2024 /5/                           750             570            .11

Brazil (Federal Republic of) DCB, 6.875% 2012 /5/                   1,000           540            .10

U.S. TREASURY OBLIGATIONS - 7.35%

7.375% 1997                                                         10,000          10,359         1.94

11.625% 2004                                                        6,600           9,255          1.73

7.75% 2001                                                          8,000           8,779          1.64

8.50% 2000                                                          5,000           5,631          1.06

6.875% 1999                                                         5,000           5,223          .98

                                                                                    --------       --------

TOTAL BONDS & NOTES (cost: $495,419,000)                                            499,934        93.58

                                                                                    --------       -------



                                                                    NUMBER

                                                                    OF

                                                                    SHARES

COMMON STOCKS - 0.26%

CELLNET DATA SYSTEMS, INC., WARRANTS, EXPIRE 2005 /6/               56,000          1,120          .21

MARRIOTT INTERNATIONAL, INC.                                        4,512           168            .03

HOST MARRIOTT CORP. /6/                                             4,512           58             .01

PROTECTION ONE ALARM MONITORING, INC., WARRANTS,                    6,400           35             .01
EXPIRE 2005/2/ /6/

DIAL PAGE, INC., WARRANTS, EXPIRE 1996 /6/                          9,500           -              .00

                                                                                    --------       --------

TOTAL COMMON STOCKS (COST: $1,297,000)                                              1,381          .26

                                                                                    --------       --------



                                                                    PRINCIPAL

                                                                    AMOUNT

SHORT-TERM SECURITIES                                               (000)

CORPORATE SHORT-TERM NOTES - 5.87%

PFIZER INC 5.70% DUE 12/8/95                                        $  9,500        9,488          1.78

CENTRAL & SOUTH WEST CORP. 5.70% DUE 12/12/95                       8,500           8,484          1.59

COCA-COLA CO. 5.67%-5.68% DUE 12/6/95                               6,200           6,194          1.16

XEROX CORP. 5.71% DUE 12/8/95                                       5,000           4,994          .93

ASSOCIATES CORP. OF NORTH AMERICA 5.89% DUE 12/1/95                 2,200           2,199          .41

                                                                                    --------       -------

TOTAL SHORT-TERM SECURITIES (COST: $31,359,000)                                     31,359         5.87

                                                                                    --------       -------



TOTAL INVESTMENT SECURITIES (COST: $528,075,000)                                    532,674        99.71

EXCESS OF MONEY MARKET ACCOUNT, CASH AND

 RECEIVABLES OVER PAYABLES                                                          1,531          .29

                                                                                    ---------      -------

NET ASSETS                                                                          $534,205       100.00%

                                                                                    =========      =======


/1/ REPRESENTS A ZERO COUPON BOND WHICH WILL CONVERT TO A COUPON-BEARING SECURITY AT A LATER DATE.

/2/ PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE POTENTIAL EXTENDS ONLY TO QUALIFIED INSTITUTIONAL BUYERS.

/3/COMPANY HAS ACQUIRED DIAL CALL AND CENCALL, ALSO HELD IN THE PORTFOLIO.

/4/ PASS-THROUGH SECURITIES BACKED BY A POOL OF MORTGAGES OR OTHER LOANS ON WHICH PRINCIPAL PAYMENTS ARE PERIODICALLY MADE. DUE TO THE POSSIBILITY OF EARLY PRINCIPAL PAYMENTS, THE EFFECTIVE MATURITY OF THESE SECURITIES IS SHORTER THAN THE STATED MATURITY.

/5/ COUPON RATE MAY CHANGE PERIODICALLY.

/6/ NON-INCOME-PRODUCING SECURITIES.

SEE NOTES TO FINANCIAL STATEMENTS

American Variable Insurance Series
Cash Management Fund
Investment Portfolio, November 30, 1995

                                                               Principal       Market

                                                               Amount          Value           Percent of

Short-Term Securities                                          (000)           (000)           Net Assets



Corporate Short-Term Notes - 94.08%

Weyerhaeuser Co. 5.72% due 1/2/96                              $7,900          $7,859          4.07%

American Express Credit Corp. 5.70% due                        7,800           7,776           4.03
12/6/95-1/11/96

Xerox Corp. 5.67%-5.70% due 12/18/95-1/8/96                    7,500           7,465           3.87

Eli Lilly and Co. 5.70% due 12/11/95                           7,000           6,988           3.62

John Deere Capital Corp. 5.70% due 1/11/96                     6,600           6,556           3.39

Pitney Bowes Credit Corp. 5.67% due 12/18/95                   6,500           6,482           3.36

AVCO Financial Services Inc. 5.71% due 12/7/95                 6,200           6,193           3.21

H.J. Heinz Co. 5.70% due 1/11/96                               6,100           6,059           3.14

Beneficial Corp. 5.70% due 12/12/95                            6,000           5,989           3.10

Ameritech Corp. 5.67% due 12/14/95                             6,000           5,987           3.10

Commercial Credit Co. 5.72% due 1/9/96                         6,000           5,962           3.09

Procter & Gamble Co. 5.66% due 1/10/96                         6,000           5,961           3.09

Albertson's Inc. 5.70% due 1/18/96                             6,000           5,953           3.08

PepsiCo, Inc. 5.68% due 12/15/95                               5,700           5,687           2.94

Associates Corp. of North America 5.89% due 12/1/95            5,400           5,399           2.80

McDonald's Corp. 5.69% due 12/11/95                            5,100           5,091           2.64

United Parcel Service of America Inc. 5.70% due                5,000           4,995           2.59
12/6/95

National Rural Utilities Cooperative Finance Corp.

 5.68% due 12/8/95                                             5,000           4,994           2.59

Shell Oil Co. 5.69% due 12/13/95                               5,000           4,990           2.58

CIT Group Holdings Inc. 5.70% due 12/14/95                     5,000           4,989           2.58

General Electric Capital Corp. 5.70% due 12/15/95              5,000           4,988           2.58

Paccar Financial Corp. 5.71% due 12/20/95                      5,000           4,984           2.58

Ford Motor Credit Co. 5.73% due 1/2/96                         5,000           4,974           2.58

J.C. Penney Funding Corp. 5.68% due 1/5/96                     5,000           4,972           2.57

BellSouth Telecommunications, Inc. 5.71% due 12/7/95           4,600           4,595           2.38

Coca-Cola Co. 5.68% due 12/27/95                               4,300           4,282           2.22

Hewlett-Packard Co. 5.67% due 12/21/95                         4,100           4,086           2.11

Kimberly-Clark Corp. 5.68% due 12/22/95                        4,000           3,986           2.06

Sara Lee Corp. 5.68% due 12/29/95                              4,000           3,982           2.06

Nordstrom Credit Inc. 5.69% due 12/11/95                       3,800           3,793           1.96

Emerson Electric Co. 5.65% due 12/5/95                         3,700           3,697           1.91

Kellogg Co. 5.68% due 12/15/95                                 3,600           3,591           1.86

Hershey Foods Corp. 5.68% due 1/12/96                          3,400           3,377           1.75

Southwestern Bell Telephone Co. 5.68% due 12/4/95              2,600           2,598           1.35

SAFECO Credit Co. Inc. 5.71% due 12/1/95                       2,400           2,400           1.24



Federal Agency Discount Notes - 11.20%

Federal Farm Credit Bank 5.65% due 12/18/95                    9,500           9,473           4.91

Federal Home Loan Bank 5.66%-5.70% due 12/19-12/26/95          7,600           7,577           3.92

Federal Home Loan Mortgage Corp. 5.68% due 12/20/95            4,600           4,585           2.37

                                                                               ----------      ----------

TOTAL INVESTMENT SECURITIES (cost: $203,315,000)                               203,315         105.28

Excess of payables over cash and receivables                                   10,198          5.28

                                                                               ----------      ----------

NET ASSETS                                                                     $193,117        100.00$


See Notes to Financial Statements
American Variable Insurance Series
U.S. Government/AAA-Rated Securities Fund
Investment Portfolio, November 30, 1995
U.S. TREASURY BONDS                              50.93%
FEDERAL AGENCY MORTGAGE-RELATED SECURITIES       15.67%
CASH & EQUIVALENTS                               11.34%
PRIVATE MORTGAGE & ASSET-BACKED SECURITIES        9.55%
OTHER FEDERAL OBLIGATIONS                         6.15%
CORPORATE BONDS                                   3.30%
DEVELOPMENTAL AGENCIES & NON-U.S.
 GOVERNMENT BONDS                                 3.06%

                                                                      Principal      Market        Percent

                                                                      Amount         Value         of Net

Bonds & Notes                                                         (000)          (000)         Assets

------------------------------------------------                      --------       --------      --------

U.S. TREASURY OBLIGATIONS - 50.93%

8.875% 2017                                                           $40,300        $52,799       9.74%

10.375% 2012                                                          30,000         40,922        7.55

10.375% 2009                                                          28,500         37,250        6.87

8.125% 1998                                                           25,250         26,662        4.92

9.25% 1998                                                            20,000         21,900        4.04

12.00% 2013                                                           13,000         19,756        3.64

8.875% 2000                                                           16,250         18,375        3.39

8.75% 2008                                                            10,000         11,775        2.17

8.875% 1997                                                           10,000         10,636        1.96

11.75% 2010                                                           5,500          7,770         1.43

8.375% 2008                                                           5,000          5,783         1.07

12.50% 2014                                                           3,000          4,769         .88

10.625% 2015                                                          3,000          4,507         .83

8.75% 2000                                                            2,750          3,110         .57

14.25% 2002                                                           2,000          2,889         .53

15.75% 2001                                                           1,500          2,258         .42

13.125% 2001                                                          1,500          2,030         .37

10.75% 2003                                                           1,250          1,627         .30

9.00% 1998                                                            1,250          1,352         .25





FEDERAL AGENCY OBLIGATIONS - MORTGAGE

  PASS-THROUGHS/1/ - 15.13%

Government National Mortgage Assn. 8.50% 2022-2025                    28,975         30,264

Government National Mortgage Assn. 9.50% 2019-2021                    9,776          10,511

Government National Mortgage Assn. 7.50% 2022-2023                    5,166          5,272

Government National Mortgage Assn. 6.00% 2024                         4,855          4,913

Government National Mortgage Assn. 5.50% 2024                         4,540          4,567         11.42

Government National Mortgage Assn. 8.00% 2022                         3,748          3,878

Government National Mortgage Assn. 9.00% 2009-2016                    1,794          1,898

Government National Mortgage Assn. 10.50% 2019                        444            495

Government National Mortgage Assn. 11.00% 2019                        89             99

Government National Mortgage Assn. 12.00% 2012-2014                   10             12

Federal National Mortgage Assn. 8.50% 2023                            7,889          8,198

Federal National Mortgage Assn. 7.50% 2009                            4,747          4,857         3.24

Federal National Mortgage Assn. 9.00% 2011-2025                       4,307          4,525

Federal Home Loan Mortgage Corp. 9.00% 2021-2022                      2,303          2,413

Federal Home Loan Mortgage Corp. 9.50% 2016                           154            164           .47

Federal Home Loan Mortgage Corp. 12.00% 2010                          3              3





FEDERAL AGENCY OBLIGATIONS - OTHER - 6.15%

FNSM Principal STRIPS 0%/7.56% 2001/2/                                15,000         14,105

FNSM Principal STRIPS 0%/8.62% 2022/2/                                10,000         8,648

FNSM Principal STRIPS 0%/7.94% 2001/2/                                5,000          4,731         5.38

FNSM Principal STRIPS 0%/8.25% 2022/2/                                2,000          1,705

Federal National Mortgage Assn. 8.625% 2021                           2,000          2,145         .40

Federal Home Loan Mortgage Corp. 6.945% 2005                          2,000          2,015         .37





COLLATERALIZED MORTGAGE OBLIGATIONS

 (PRIVATELY ORIGINATED)/1/ - 4.91%

GE Capital Mortgage Services, Inc., Series 1994-15, Class A-10,

 6.00% 2009                                                           8,000          7,360         1.36

CS First Boston Mortgage Securities Corp., Series
1995-AEW1,

 Class A-1, 6.665% 2027                                               5,983          6,021         1.11

Prudential Home Mortgage Securities Co., Inc., Series 1992-33,

 Class A-12, 7.50% 2022                                               5,724          5,742         1.06

CMC Securities Corp. I, Series 1993-E, Class S-9, 6.50%               4,518          4,346         .80
2008

J.P. Morgan Commercial Mortgage Finance Corp., Series 1995-C1,

 Class A2, 7.398% 2010/3/                                             3,000          3,176         .58





ASSET-BACKED OBLIGATIONS/1/ - 4.36%

MBNA Credit Card Trust 1991-A, 7.75% 1998                             7,500          7,613         1.40

Standard Credit Card Master Trust 1991-3, Class A,

 8.875% 1999                                                          5,500          5,895

Standard Credit Card Trust 1990-6, Series A,

 9.375% 1998                                                          875            920           1.26

Green Tree Financial Corp., Series 1995-9, Class A-5,

 6.80% 2027                                                           5,000          5,038         .93

Case Equipment Loan Trust 1995-A, 7.30% 2002                          4,087          4,162         .77





FINANCIAL - 2.97%

The Trustees of Columbia University in the City of New
York,

 Series B, 8.65% 2003                                                 3,000          3,425

The Trustees of Columbia University in the City of New
York,

 Series B, 8.62% 2001                                                 2,000          2,232         1.04

General Electric Capital Corp. 8.70% 2007                             2,500          3,010

General Electric Capital Corp. 8.625% 2008                            2,000          2,378         .99

Signal Capital Corp. 9.95% 2006                                       3,162          3,629         .67

National Westminster Bancorp Inc. 12.125% 2002                        1,256          1,402         .27





DEVELOPMENTAL AUTHORITIES - 2.44%

International Bank for Reconstruction & Development 7.90%

 1998                                                                 3,000          3,145

International Bank for Reconstruction & Development 14.90%

 1997                                                                 1,200          1,354

International Bank for Reconstruction & Development 9.77%

 1998                                                                 1,000          1,094         1.23

International Bank for Reconstruction & Development 9.76%

 1998                                                                 1,000          1,093

Inter-American Development Bank 9.50% 1997                            4,000          4,266         .79

European Investment Bank 8.875% 2001                                  2,000          2,268         .42





NON-U.S. GOVERNMENT OBLIGATIONS - 0.62%

Ontario (Province of) 15.75% 2012                                     1,700          1,993

Ontario (Province of) 15.25% 2012                                     1,145          1,382         .62





COLLATERALIZED MORTGAGE OBLIGATIONS

 (FEDERAL AGENCIES)/1/ - 0.54%

Federal Home Loan Mortgage Corp., Series 1716, Class A,

 6.50% 2009                                                           2,250          2,177

Federal Home Loan Mortgage Corp., Series 83-B, Class B-3,

 12.50% 2013                                                          687            752           .54





PRIVATE ISSUE PASS-THROUGHS/1/ - 0.28%

Merrill Lynch Mortgage Investors Inc., Series 1995-C3,

 Class A-2, 6.85% 2025                                                1,500          1,517         .28



TELEPHONE UTILITIES - 0.22%

BellSouth Savings and Security ESOP Trust 9.125% 2003                 1,097          1,212         .22



INDUSTRIALS - 0.11%

DeBartolo Capital Corp. II 8.00% Euronotes 1996                       575            576           .11

                                                                                     --------      --------

TOTAL BONDS & NOTES (cost: $468,234,000)                                             480,766       88.66

                                                                                     --------      --------



Short-Term Securities

------------------------------------------------

CORPORATE SHORT-TERM NOTES - 9.63%

Pfizer Inc 5.70% due 12/8/95 /4/                                      15,000         14,981        2.76

Xerox Corp. 5.70% due 1/9/96                                          13,400         13,315        2.46

H.J. Heinz Co. 5.70%-5.72% due 12/13-12/18/95                         12,900         12,865        2.37

AT&T Corp. 5.69% due 12/11/95                                         7,700          7,687         1.42

Associates Corp. of North America 5.89% due 12/1/95                   3,400          3,399         .62



                                                                                     --------      --------

TOTAL SHORT-TERM SECURITIES (cost: $52,248,000)                                      52,247        9.63

                                                                                     --------      --------

TOTAL INVESTMENT SECURITIES (cost: $520,482,000)                                     533,013       98.29



Excess of money market account, cash and receivables

 over payables                                                                       9,268         1.71

                                                                                     --------      --------

NET ASSETS                                                                           $542,281      100.00%

                                                                                     ========      ========


/1/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Due to the possibility of early principal payments, the effective maturity of these securities is shorter than the stated maturity.

/2/ Represents a zero coupon bond which will convert to a coupon-bearing security at a later date.

/3/ Coupon rates may change periodically.

/4/ Purchased in a private placement transaction; resale potential extends only to qualified institutional buyers.

 See Notes to Financial Statements

Asset Allocation Fund
Investment Portfolio November 30, 1995

                                                                     Percent

                                                                     of Net

                                                                     Assets



Equity-Type Securities                                               69.76%

U.S. Government Bonds                                                10.53

Corporate Bonds                                                      9.85

Cash & Equivalents                                                   9.63

Non-U.S. Government Bonds                                            .23









LARGEST INDIVIDUAL EQUITY HOLDINGS

American Home Products                                               2.36%

CIGNA                                                                2.21

Eli Lilly                                                            1.72

Minnesota Mining and Manufacturing                                   1.58

Warner-Lambert                                                       1.54

Pfizer                                                               1.53

Wal-Mart Stores                                                      1.45

Chevron                                                              1.45

Textron                                                              1.41

Phillips Petroleum                                                   1.40



                                                                                    Market         Percent

                                                                     Number of      Value          of Net

Stocks (common and preferred)                                        Shares         (000)          Assets

----------------------------------------------------                 ----------     -------        -------

HEALTH & PERSONAL CARE- 10.97%

American Home Products Corp.                                         225,000        $20,531        2.36%

ELI LILLY AND CO.                                                    150,000        14,925         1.72

WARNER-LAMBERT CO.                                                   150,000        13,388         1.54

PFIZER INC                                                           230,000        13,340         1.53

BRISTOL-MYERS SQUIBB CO.                                             145,000        11,636         1.34

SmithKline Beecham PLC (American Depositary

 Receipts) (United Kingdom)                                          120,000        6,390          .74

TAMBRANDS INC.                                                       110,000        5,734          .66

KIMBERLY-CLARK CORP.                                                 60,000         4,612          .53

BAUSCH & LOMB INC.                                                   80,000         2,890          .33

ABBOTT LABORATORIES                                                  48,000         1,950          .22

BANKING- 8.38%

NationsBank Corp.                                                    155,000        11,063         1.27

CITICORP                                                             140,000        9,905          1.14

FIRST INTERSTATE BANCORP                                             55,000         7,370          .85

PNC BANK CORP.                                                       195,000        5,704          .66

FIRST FIDELITY BANCORPORATION                                        70,000         5,136          .59

FLEET FINANCIAL GROUP, INC.                                          120,000        5,010          .58

FIRST UNION CORP.                                                    80,000         4,370          .50

U.S. BANCORP                                                         120,000        4,065          .47

CoreStates Financial Corp                                            100,000        3,875          .44

CHASE MANHATTAN CORP.                                                55,000         3,348          .38

BANKAMERICA CORP.                                                    50,000         3,181          .36

FIRST TENNESSEE NATIONAL CORP.                                       50,000         3,025          .35

KeyCorp                                                              80,000         2,950          .34

J.P. MORGAN & CO. INC.                                               35,000         2,747          .32

COMERICA INC.                                                        30,000         1,121          .13

ENERGY SOURCES- 6.32%

CHEVRON CORP.                                                        255,000        12,591         1.45

PHILLIPS PETROLEUM CO.                                               365,000        12,136         1.40

ROYAL DUTCH PETROLEUM CO. (NEW YORK REGISTERED

 SHARES) (NETHERLANDS)                                               60,000         7,702          .89

KERR-MCGEE CORP.                                                     100,000        5,787          .66

ATLANTIC RICHFIELD CO.                                               50,000         5,419          .62

UNOCAL CORP.                                                         155,000        4,166          .48

AMOCO CORP.                                                          60,000         4,065          .47

Texaco Inc.                                                          41,200         3,049          .35

INSURANCE- 6.17%

CIGNA CORP.                                                          175,000        19,250         2.21

ALLSTATE CORP.                                                       275,622        11,300         1.30

SAFECO CORP.                                                         145,000        10,295         1.18

AMERICAN GENERAL CORP.                                               176,700        5,986          .69

AMBAC INC.                                                           130,000        5,736          .66

ST. PAUL COMPANIES, INC.                                             20,000         1,120          .13

MERCHANDISING- 5.12%

WAL-MART STORES, INC.                                                525,000        12,600         1.45

J.C. PENNEY CO., INC.                                                210,000        9,844          1.13

WALGREEN CO.                                                         200,000        5,825          .67

MAY DEPARTMENT STORES CO.                                            125,000        5,453          .63

SEARS, ROEBUCK AND CO.                                               120,000        4,725          .54

Gap, Inc.                                                            70,000         3,167          .37

Hancock Fabrics, Inc.                                                300,000        2,888          .33

MULTI-INDUSTRY- 4.10%

MINNESOTA MINING AND MANUFACTURING CO.                               210,000        13,755         1.58

TEXTRON INC.                                                         160,000        12,260         1.41

TENNECO INC.                                                         200,000        9,600          1.11

INDUSTRIAL COMPONENTS- 3.05%

ROCKWELL INTERNATIONAL CORP.                                         240,000        11,760         1.35

Johnson Controls, Inc.                                               150,000        10,388         1.20

DANA CORP.                                                           150,000        4,388          .50

TRANSPORTATION: RAIL & ROAD- 2.92%

CSX CORP.                                                            120,000        10,515         1.21

UNION PACIFIC CORP.                                                  100,000        6,775          .78

CONRAIL, INC.                                                        60,000         4,193          .48

NORFOLK SOUTHERN CORP.                                               50,000         3,937          .45

AEROSPACE & MILITARY TECHNOLOGY- 2.46%

GENERAL MOTORS CORP., CLASS H                                        200,000        9,500          1.09

BOEING CO.                                                           130,000        9,474          1.09

NORTHROP GRUMMAN CORP.                                               40,000         2,460          .28

CHEMICALS- 2.39%

E.I. DU PONT DE NEMOURS AND CO.                                      120,000        7,980          .92

Monsanto Co.                                                         40,000         4,580          .53

GREAT LAKES CHEMICAL CORP.                                           60,000         4,267          .49

EASTMAN CHEMICAL CO.                                                 60,000         3,938          .45

BEVERAGES & TOBACCO- 2.30%

PEPSICO, INC.                                                        210,000        11,603         1.33

SEAGRAM CO. LTD. (CANADA)                                            230,000        8,395          .97

FOREST PRODUCTS & PAPER- 2.19%

UNION CAMP CORP.                                                     100,000        4,913          .56

WEYERHAEUSER CO.                                                     100,000        4,525          .52

ITT RAYONIER INC.                                                    100,000        3,825          .44

GEORGIA-PACIFIC CORP.                                                40,000         3,110          .36

Louisiana-Pacific Corp.                                              100,000        2,700          .31

FOOD & HOUSEHOLD PRODUCTS- 1.65%

H.J. HEINZ CO.                                                       150,000        4,781          .55

McCormick & Co., Inc.                                                150,000        3,544          .41

Archer Daniels Midland Co.                                           200,000        3,450          .40

RALSTON PURINA CO.                                                   40,000         2,560          .29

BUSINESS & PUBLIC SERVICES- 1.37%

DUN & BRADSTREET CORP.                                               120,000        7,485          .86

H&R Block, Inc.                                                      100,000        4,450          .51

UTILITIES: ELECTRIC & GAS- 1.25%

LONG ISLAND LIGHTING CO.                                             195,000        3,339          .38

DETROIT EDISON CO.                                                   100,000        3,262          .38

GENERAL PUBLIC UTILITIES CORP.                                       90,000         2,846          .33

ENTERGY CORP.                                                        50,000         1,394          .16

MACHINERY & ENGINEERING- 1.05%

Deere & Co.                                                          180,000        5,918          .68

CROMPTON & KNOWLES CORP.                                             250,000        3,250          .37

RECREATION & OTHER CONSUMER PRODUCTS- 1.05%

EASTMAN KODAK CO.                                                    70,000         4,760          .55

STANLEY WORKS                                                        60,000         3,038          .34

AMERICAN GREETINGS CORP., CLASS A                                    50,000         1,363          .16

DATA PROCESSING & REPRODUCTION- 0.91%

APPLE COMPUTER, INC.                                                 130,500        4,975          .57

INTERNATIONAL BUSINESS MACHINES CORP.                                30,000         2,899          .34

TELECOMMUNICATIONS- 0.90%

PACIFIC TELESIS GROUP                                                150,000        4,500          .52

AT&T CORP.                                                           50,000         3,300          .38

ENERGY EQUIPMENT- 0.81%

SCHLUMBERGER LTD. (NETHERLANDS ANTILLES)                             70,000         4,445          .51

COOPER INDUSTRIES, INC.                                              71,921         2,625          .30

METALS: NONFERROUS- 0.67%

ALUMINUM CO. OF AMERICA                                              100,000        5,850          .67

AUTOMOBILES- 0.56%

GENERAL MOTORS CORP.                                                 100,000        4,850          .56

ELECTRICAL & ELECTRONICS- 0.44%

HUBBELL INC., CLASS B                                                63,000         3,851          .44

MISCELLANEOUS MATERIALS & COMMODITIES- 0.42%

TRINOVA CORP.                                                        120,000        3,690          .42

BROADCASTING & PUBLISHING- 0.21%

TIME WARNER INC., PREFERRED EQUITY REDEMPTION

 CUMULATIVE STOCK                                                    55,000         1,794          .21

                                                                                    -------        -------

TOTAL STOCKS (COST: $467,678,000)                                                   588,430        67.66

                                                                                    -------        -------



                                                                     PRINCIPAL

                                                                     AMOUNT

CONVERTIBLE DEBENTURES                                               (000)

----------------------------------------------------                 ----------     -------        -------

INDUSTRIALS & SERVICES- 1.21%

TURNER BROADCASTING SYSTEM, INC. 0% 2007/1/                          $10,000        4,550          .52

HANSON AMERICA INC. 2.39% 2001/1/                                    5,000          4,119          .47

U S WEST Communications, Inc. 0% 2011                                3,000          1,016          .12

TIME WARNER INC. 0% 2012                                             2,500          872            .10

                                                                                    -------        -------

TOTAL CONVERTIBLE DEBENTURES (COST: $9,626,000)                                     10,557         1.21

                                                                                    -------        -------

MISCELLANEOUS

OTHER EQUITY-TYPE SECURITIES IN INITIAL PERIOD OF

 ACQUISITION (COST:$9,086,000)                                                      7,736          .89

                                                                                    -------        -------



TOTAL EQUITY-TYPE SECURITIES (COST: $486,390,000)                                   606,723        69.76

                                                                                    -------        -------



BONDS & NOTES

-----------------------------------------------

U.S. TREASURY OBLIGATIONS- 9.96%

10.375% 2012                                                         15,000         20,461         2.35

6.75% 1997                                                           13,000         13,243         1.52

5.75% 1997                                                           12,000         12,082         1.39

5.375% 1998                                                          12,000         11,987         1.38

8.75% 1997                                                           6,000          6,353          .73

8.75% 2008                                                           5,000          5,888          .68

9.25% 1998                                                           5,000          5,475          .63

8.75% 2000                                                           3,000          3,393          .39

8.875% 1999                                                          2,500          2,746          .32

10.375% 2009                                                         2,000          2,614          .30

8.50% 1997                                                           1,000          1,047          .12

11.75% 2010                                                          500            706            .08

10.75% 2003                                                          500            651            .07

INDUSTRIALS- 4.88%

CONTAINER CORP. OF AMERICA 9.75% 2003                                6,500          6,386          .73

Time Warner Inc. 9.125% 2013                                         4,000          4,426          .51

ORYX ENERGY CO. 9.50% 1999                                           3,000          3,229

ORYX ENERGY CO. 10.00% 1999                                          1,000          1,080          .50

MARVEL HOLDINGS INC., SERIES B, 0% 1998                              4,800          3,408          .39

POHANG IRON & STEEL 7.50% 2002                                       3,000          3,168          .36

GENERAL MOTORS CORP. 8.80% 2021                                      2,500          3,008          .35

USX Corp. 9.125% 2013                                                2,500          2,831          .33

NEWS AMERICA HOLDINGS INC. 10.125% 2012                              2,000          2,387          .27

Inco Ltd. 9.60% 2022                                                 2,000          2,261          .26

TCI Communications, Inc. 8.75% 2015                                  2,000          2,159          .25

Tele-Communications, Inc. 9.25% 2023                                 2,000          2,119          .24

ACME METALS INC. 12.50% 2002                                         2,000          1,965          .23

CENCALL COMMUNICATIONS CORP. 0%/10.125% 2004/2/                      3,000          1,613          .18

Parker & Parsley Petroleum Co. 8.25% 2007                            1,500          1,600          .18

Kaiser Aluminum Corp. 12.75% 2003                                    750            821            .10

FINANCIAL- 3.36%

GENERAL MOTORS ACCEPTANCE CORP. 8.875% 2010                          3,235          3,912

GENERAL MOTORS ACCEPTANCE CORP. 7.00% 2000                           3,000          3,092

GENERAL MOTORS ACCEPTANCE CORP. 9.625% 2001                          2,000          2,333          1.07

CAPITAL ONE BANK 6.61% 1999                                          7,500          7,575          .87

GENERAL ELECTRIC CAPITAL CORP. 8.875% 2009                           2,000          2,462          .28

American Re Corp. 10.875% 2004                                       1,500          1,672          .19

H.F. AHMANSON & CO. 9.875% 1999                                      1,400          1,580          .18

B.F. Saul Real Estate Investment Trust 11.625% 2002                  1,500          1,515          .18

SECURITY PACIFIC CORP. 10.25% 2001                                   1,000          1,193          .14

NATIONAL WESTMINSTER BANCORP INC. 9.45% 2001                         1,000          1,154          .13

Bankers Trust New York Corp. 8.25% 2005                              1,000          1,104          .13

Shopping Center Associates 6.75% 2004/1/                             1,000          989            .12

Golden West Financial Corp. 10.25% 2000                              500            583            .07

COLLATERALIZED MORTGAGE OBLIGATIONS

 (PRIVATELY ORIGINATED)/3/- 0.89%

Delta Air Lines, Inc., 1993-A2, 10.50% 2016                          2,000          2,463

Delta Air Lines, Inc., 1992-A2, 9.20% 2014                           1,000          1,104          .41

American Airlines, Inc., 1991-A, 9.71% 2007                          2,311          2,646          .31

FEDERAL EXPRESS CORP. 7.53% 2006                                     1,416          1,480          .17

FEDERAL AGENCY OBLIGATIONS-MORTGAGE

 PASS-THROUGHS/3/- 0.57%

Government National Mortgage Assn. 8.50% 2025                        4,730          4,939          .57

TRANSPORTATION- 0.49%

Jet Equipment Trust Series 1995-B 7.83% 2015/1/                      2,500          2,597          .30

AMR CORP. 9.75% 2000                                                 1,000          1,111          .13

UNITED AIR LINES, INC. 9.00% 2003                                    500            547            .06

NON-U.S. GOVERNMENT OBLIGATIONS- 0.23%

POLAND GOVERNMENT 7.75% 2000/1/                                      2,000          2,034          .23

GAS UTILITIES- 0.23%

COLUMBIA SYSTEMS 7.05% 2007                                          2,000          2,030          .23

                                                                                    -------        -------

TOTAL BONDS & NOTES (COST: $176,501,000)                                            179,222        20.61

                                                                                    -------        -------



SHORT-TERM SECURITIES

------------------------------------------------

CORPORATE SHORT-TERM NOTES- 5.38%

CPC International Inc. 5.71% due 12/7/95/1/                          15,400         15,383         1.77

Procter & Gamble Co. 5.67% due 1/16/96                               11,000         10,918         1.26

CIT Group Holdings Inc. 5.72%-5.75% due 12/1-12/18/95                10,300         10,283         1.18

Xerox Corp. 5.67%-5.69% due 12/8/95-1/18/96                          10,200         10,155         1.17

U.S. TREASURY OBLIGATIONS- 3.82%

6.875% DUE 10/31/96                                                  10,000         10,125         1.16

6.50% DUE 9/30/96                                                    10,000         10,084         1.16

8.875% DUE 2/15/96                                                   6,000          6,038          .69

4.25% DUE 5/15/96                                                    5,000          4,973          .57

8.00% DUE 10/15/96                                                   1,000          1,021          .12

7.875% DUE 7/15/96                                                   1,000          1,014          .12

                                                                                    -------        -------

TOTAL SHORT-TERM SECURITIES (COST: $80,883,000)                                     79,994         9.20

                                                                                    -------        -------

TOTAL INVESTMENT SECURITIES (COST: $743,774,000)                                    865,939        99.57



EXCESS OF MONEY MARKET ACCOUNT, CASH AND

 RECEIVABLES OVER PAYABLES                                                          3,753          .43

                                                                                    -------        -------

NET ASSETS                                                                          $869,692       100.00%

                                                                                    =======        =======


/1/Purchased in a private placement transaction; resale potential extends only to qualified institutional buyers.

/2/Represents a zero coupon bond which will convert to a coupon-bearing security at a later date.

/3/Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Due to the possibility of early principal payments, the effective maturity of these securities is shorter than the stated maturity.

See Notes to Financial Statements

Equity-type securities appearing in the portfolio
since May 31, 1995
---------------------------------------------------
Archer Daniels Midland
CoreStates Financial
Deere & Co.
Gap
H&R Block
Hancock Fabrics
KeyCorp
Louisiana-Pacific
McCormick & Co.
Monsanto
NationsBank
SmithKline Beecham
Texaco
U S WEST Communications

Equity-type securities eliminated from the portfolio
since May 31,1995
-----------------------------------------------------
Advanced Micro Devices
American International Group
Bankers Trust New York
Baxter International
Bell Atlantic
CBS
General Mills
Houston Industries
Limited
Melville
Ohio Casualty
Sprint
Times Mirror
USX

AMERICAN VARIABLE INSURANCE SERIES INTERNATIONAL FUND
Investment Portfolio, November 30, 1995
(Unaudited)

Where the Fund's Assets Are Invested

                                                                    Percent of      Percent of

                                                                    Net Assets      Net Assets

                                                                    ----------      ----------

EUROPE                                                              48.64%

ASIA/PACIFIC                                                        23.90%

THE AMERICAS                                                        6.04%

OTHER                                                               .38%

CASH AND EQUIVALENTS                                                21.04%



Largest Individual Equity Holdings



Orkla                                                               2.26%

Forte                                                               1.78

Australia and New Zealand Banking Group                             1.58

Astra                                                               1.54

Compagnie Generale des Etablissements Michelin                      1.44

Bayerische Motoren Werke                                            1.33

ABN AMRO                                                            1.28

Telecom Corp. of New Zealand                                        1.26

Coca-Cola Amatil                                                    1.26

Tele Danmark                                                        1.23





                                                                                    Market         Percent

                                                                    Number of       Value          of Net

Stocks (common and preferred)                                       Shares          (000)          Assets

--------------------------------------------------------            ----------      --------       ------

TELECOMMUNICATIONS - 7.82%

Telecom Corp. of New Zealand Ltd. (New Zealand)/1/                  4,956,800       $20,732

Telecom Corp. of New Zealand Ltd. (American Depositary              11,700          784            1.26%

  Receipts)

Tele Danmark AS, Class B (American Depositary Receipts)

 (Denmark)                                                          750,000         20,906         1.23

Telecom Italia Mobile SpA (Italy)                                   11,961,000      19,398

Telecom Italia Mobile SpA, savings shares                           276,000         268            1.16

Telefonos de Mexico, SA de CV, Class L (American

 Depositary Receipts) (Mexico)                                      487,000         16,071         .94

Telecomunicacoes Brasileiras SA, preferred nominative

 (American Depositary Receipts) (Brazil)                            256,722         12,323         .72

Nippon Telegraph and Telephone Corp. (Japan)                        1,108           9,027          .53

Telefonica de Espana, SA (American Depositary Receipts)             158,000         6,557          .39

 (Spain)

Koninklijke PTT Nederland NV (Netherlands)                          150,000         5,339          .31

STET - Societa Finanziaria Telefonica p.a. (Italy)                  950,000         2,588

STET - Societa Finanziaria Telefonica p.a.,                                                        .26
nonconvertible

 savings shares                                                     950,000         1,864

Philippine Long Distance Telephone Co. (Global Depositary

 Receipts) (Philippines)                                            80,000          4,320          .25

Telecom Italia SpA (Italy)                                          2,875,200       3,881

Telecom Italia SpA, savings shares                                  276,000         302            .25

Vodafone Group PLC (American Depositary Receipts)

 (United Kingdom)                                                   66,000          2,384          .22

Vodafone Group PLC                                                  392,976         1,408

Cable and Wireless PLC (United Kingdom)                             533,600         3,704          .22

Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp.

  (American Depositary Receipts) (Indonesia)                        40,000          1,370          .08

BANKING - 6.48%

Australia and New Zealand Banking Group Ltd. (Australia)            6,023,299       26,852         1.58

ABN AMRO Holding NV (Netherlands)                                   491,334         21,854         1.28

Westpac Banking Corp. (Australia)                                   3,815,761       15,820         .93

Banco de Santander, SA (Spain)                                      240,800         11,217

Banco de Santander, SA (American Depositary Receipts)               13,200          609            .69

PT Bank Internasional Indonesia (Indonesia)                         1,863,000       5,957          .35

Banco Popular Espanol, SA (Spain)                                   30,000          5,031          .29

Bank of Montreal (Canada)                                           220,000         4,978          .29

CS Holding Group, registered shares (Switzerland)                   48,000          4,551          .27

Safra Republic Holdings SA (Luxembourg)                             42,000          3,717          .22

Kansallis-Yhtymae (Finland)                                         4,022,800       3,366          .20

 (FORMERLY KANSALLIS-OSAKE-PANKKI)

Svenska Handelsbanken Group, Class A (Sweden)                       107,000         2,161

Svenska Handelsbanken Group, Class B                                47,300          923            .18

Grupo Financiero Banamex Accival, SA de CV, Class B                 1,130,397       1,740

 (Mexico)

Grupo Financiero Banamex Accival, SA de CV, Class L                 56,520          80             .11

Philippine National Bank (Philippines)                              98,049          869            .05

Deutsche Bank AG (Germany)                                          13,000          609            .04

MULTI-INDUSTRY - 5.95%

Orkla AS, Class A (Norway)                                          755,000         38,493         2.26

Brierley Investments Ltd. (New Zealand)                             20,901,871      15,820

Brierley Investments Ltd., 9.00% convertible preferred              1,445,000       1,028          .99

Hutchison Whampoa Ltd. (Hong Kong)                                  2,000,000       11,301         .66

Groupe Bruxelles Lambert SA (Belgium)                               83,000          10,793         .63

Industriforvaltnings AB Kinnevik, Class B (Sweden)                  165,000         4,678

Industriforvaltnings AB Kinnevik, Class A                           101,600         2,788          .44

Lend Lease Corp. Ltd. (Australia)                                   443,522         6,143          .36

Chargeurs (France)                                                  18,700          4,046          .24

Swire Pacific Ltd., Class A (Hong Kong)                             495,000         3,744          .22

Preussag AG (Germany)                                               9,200           2,644          .15

AUTOMOBILES - 5.05%

Bayerische Motoren Werke AG (Germany)                               35,000          18,827

Bayerische Motoren Werke AG, preferred shares                       10,472          3,901          1.33

Peugeot SA (France)                                                 110,000         14,216         .83

Volvo AB, Class B (Sweden)                                          640,000         13,267         .78

Suzuki Motor Corp. (Japan)                                          1,100,000       12,186         .72

Toyota Motor Corp. (Japan)                                          598,000         11,784         .69

Daimler-Benz AG (Germany)                                           16,610          8,161          .48

Renault V.I. SA (France)                                            129,500         3,700          .22

BROADCASTING & PUBLISHING - 4.85%

News Corp. Ltd. (American Depositary Receipts)                      362,000         7,602
(Australia)

News Corp. Ltd., preferred shares (American Depositary              181,000         3,416          .65

 Receipts)

NV Verenigd Bezit VNU (Netherlands)                                 77,000          10,854         .64

Television Broadcasts Ltd. (Hong Kong)                              2,562,000       9,673          .57

CANAL+ (France)                                                     37,540          6,830          .40

Independent Newspapers, PLC (Ireland)                               1,003,511       6,062          .36

Grupo Televisa, SA (American Depositary Receipts)                   261,000         5,644          .33
(Mexico)

Pearson PLC (United Kingdom)                                        540,000         5,365          .31

Elsevier NV (Netherlands)                                           340,000         4,635          .27

Sing Tao Holdings Ltd. (Hong Kong - Incorporated in                 7,723,230       3,994          .23

 Bermuda)

TeleWest Communications PLC (American Depositary
Receipts)

 (United Kingdom)/2/                                                141,000         3,595          .21

News International PLC, special dividend shares (United             580,000         2,726          .16

 Kingdom)

John Fairfax Holdings Ltd. (Australia)                              1,280,000       2,587          .15

British Sky Broadcasting Group PLC (American Depositary

 Receipts) (United Kingdom)                                         58,600          2,337          .14

Wolters Kluwer NV (Netherlands)                                     26,118          2,201          .13

Tokyo Broadcasting System, Inc. (Japan)                             113,000         1,883          .11

Rogers Communications Inc., Class B (Canada)/2/                     175,000         1,835          .11

AUDIOFINA (Luxembourg)                                              24,550          1,196

AUDIOFINA, 5.00% convertible preferred                              2,230           114            .08

UTILITIES: ELECTRIC & GAS - 4.26%

Hongkong Electric Holdings Ltd. (Hong Kong)                         5,875,000       19,712         1.16

Korea Electric Power Corp. (American Depositary Receipts)           445,000         10,818

 (Korea)

Korea Electric Power Corp.                                          188,000         8,137          1.11

Centrais Eletricas Brasileiras SA, Class B, preferred

 nominative (American Depositary Receipts) (Brazil)                 948,000         13,154         .77

Iberdrola, SA (Spain)                                               915,000         7,709          .45

China Light & Power Co., Ltd. (Hong Kong)                           1,589,800       7,482          .44

Scottish Power PLC (United Kingdom)                                 600,000         3,454          .20

CESP-Companhia Energetica de Sao Paulo, preferred

 nominative (American Depositary Receipts) (Brazil)/1/ /2/          204,096         1,633          .13

CESP-Companhia Energetica de Sao Paulo, ordinary                    20,445,000      482

 nominative

ELECTRICAL & ELECTRONICS - 3.76%

ASEA AB, Class A (Sweden)                                           130,000         12,603

ASEA AB, Class B                                                    69,300          6,687          1.13

Nokia Corp., Class A (Finland)                                      180,000         9,875

Nokia Corp., Class K                                                150,000         8,264          1.07

Telefonaktiebolaget LM Ericsson, Class B (Sweden)                   534,600         12,590

Telefonaktiebolaget LM Ericsson, Class B, 4.25%

 convertible preferred                                              14,500          46             .74

BBC Brown Boveri Ltd, Class A (Switzerland)                         9,292           10,667         .63

Hitachi, Ltd. (Japan)                                               115,000         1,161          .07

Siemens AG (Germany)                                                2,050           1,069          .06

Johnson Electric Holdings Ltd. (Hong Kong - Incorporated

 in Bermuda)                                                        495,000         1,024          .06

FOOD & HOUSEHOLD PRODUCTS - 3.50%

Reckitt & Colman PLC (United Kingdom)                               1,776,250       18,204         1.07

Nestle SA (Switzerland)                                             15,436          16,447         .97

Groupe Danone (France)                                              70,000          10,926         .64

PT Indofood Sukses Makmur (Indonesia)                               1,008,500       4,417          .26

Cadbury Schweppes PLC (United Kingdom)                              500,454         4,255          .25

Dalgety PLC (United Kingdom)                                        500,000         2,970          .17

Hazlewood Foods PLC (United Kingdom)                                1,500,000       2,342          .14

CHEMICALS - 2.66%

L'Air Liquide (France)                                              75,229          12,103         .71

Ciba-Geigy Ltd. (Switzerland)                                       10,400          9,268          .55

DSM NV (Netherlands)                                                98,902          7,871          .46

Akzo NV (Netherlands)                                               62,000          6,999          .41

AGA AB, Class B (Sweden)                                            360,000         4,994          .29

Sumitomo Chemical Co., Ltd. (Japan)                                 826,000         4,098          .24

HEALTH & PERSONAL CARE - 2.65%

AB Astra, Class A (Sweden)                                          703,000         26,200         1.54

Glaxo Holdings PLC (American Depositary Receipts)

 (United Kingdom)                                                   500,000         13,375         .78

Banyu Pharmaceutical Co., Ltd. (Japan)                              495,000         5,630          .33

MACHINERY & ENGINEERING - 2.43%

Mannesmann AG (Germany)                                             60,187          19,354         1.14

Atlas Copco AB, Class A (Sweden)                                    815,200         12,302         .72

VA Technologie AG (Austria)                                         55,100          6,349          .37

Sandvik AB, Class B (Sweden)                                        99,700          1,831          .11

GEA AG, preferred shares (Germany)                                  5,000           1,588          .09

LEISURE & TOURISM - 2.35%

Forte PLC (United Kingdom)                                          5,768,836       30,246         1.78

Mandarin Oriental International Ltd. (Singapore)                    6,699,277       7,570          .44

Rank Organisation PLC (United Kingdom)                              350,000         2,186          .13

INSURANCE - 2.21%

Irish Life PLC (Ireland)                                            2,636,889       10,180         .60

Munchener Ruckversicherungs-Gesellschaft (Germany)                  3,673           6,754

Munchener Ruckversicherungs-Gesellschaft, rights, expire            3,673           411            .42

 12/5/95/2/

Munchener Ruckversicherungs-Gesellschaft, warrants,                 483             51

 expire 1998/2/

GIO Australia Holdings Ltd. (Australia)                             2,851,201       6,377          .37

Corporacion Mapfre, CIR, SA (Spain)                                 98,652          5,546          .32

Internationale Nederlanden Groep NV, warrants, expire
2001

 (Netherlands)/2/                                                   1,500,000       5,062          .30

PartnerRe Holdings Ltd. (Bermuda)                                   127,100         3,368          .20

RECREATION & OTHER CONSUMER PRODUCTS - 1.94%

Nintendo Co., Ltd. (Japan)                                          145,000         11,373         .67

THORN EMI PLC (United Kingdom)                                      468,712         11,175         .65

PolyGram NV (New York Registered Shares) (Netherlands)              175,000         10,500         .62

MISCELLANEOUS MATERIALS & COMMODITIES - 1.93%

Compagnie de Saint-Gobain (France)                                  121,879         14,066         .82

English China Clays PLC (United Kingdom)                            2,168,750       10,906         .64

Pilkington PLC (United Kingdom)                                     2,700,000       7,956          .47

BEVERAGES & TOBACCO - 1.80%

Coca-Cola Amatil Ltd. (Australia)                                   2,656,602       21,515         1.26

LVMH Moet Hennessy Louis Vuitton (France)                           48,000          9,117          .54

INDUSTRIAL COMPONENTS - 1.65%

Compagnie Generale des Etablissements Michelin, Class B             573,000         23,283

 (France)

Compagnie Generale des Etablissements Michelin, 2.50%                                              1.44

 convertible preferred                                              23,200          1,239

Magna International Inc., Class A (Canada)                          43,000          1,871          .11

Pirelli SpA (Italy)/2/                                              900,000         1,090          .07

Orbital Engine Corp. Ltd. (Australia)/2/                            611,040         540            .03

BUSINESS & PUBLIC SERVICES - 1.57%

Autopistas, Concesionaria Espanola, SA (Spain)                      1,035,000       11,361         .67

Reuters Holdings PLC (United Kingdom)                               932,000         8,796          .52

Cordiant PLC (United Kingdom)                                       1,808,995       2,518

Cordiant PLC, rights, expire 12/13/95/2/                            1,808,995       831            .19

Securicor Group PLC, Class A (United Kingdom)                       165,000         2,349          .14

Eurotunnel SA, units (France)/2/                                    592,000         866            .05

ENERGY SOURCES - 1.51%

YPF SA, Class D (American Depositary Receipts)                      634,000         12,363         .73
(Argentina)

TOTAL, Class B (France)                                             142,872         8,788          .52

Petrofina SA (Belgium)                                              15,175          4,492          .26

MERCHANDISING - 1.29%

Tesco PLC (United Kingdom)                                          2,043,081       9,023          .53

Amway Japan Ltd. (American Depositary Receipts) (Japan)             200,000         4,050          .24

Woolworths Ltd. (Australia)                                         1,672,631       3,915          .23

Ito-Yokado Co., Ltd. (Japan)                                        50,000          2,755          .16

Chain Store Okuwa Co., Ltd. (Japan)                                 100,000         1,431          .08

Cifra, SA de CV, Class C (Mexico)                                   832,000         880            .05

BUILDING MATERIALS & COMPONENTS - 1.25%

Holderbank Financiere Glaris Ltd. (Switzerland)                     21,307          15,872

Holderbank Financiere Glaris Ltd., warrants, expire 1995/2/         106,535         104            .94

CEMEX, SA, Class A (Mexico)                                         1,086,250       3,327          .19

Poliet (France)                                                     20,782          1,674          .10

Tolmex, SA de CV, Class B2 (Mexico)                                 85,000          345            .02

METALS: NONFERROUS - 1.20%

Inco Ltd. (Canada)                                                  180,000         6,413          .38

Western Mining Corp. Holdings Ltd. (Australia)                      900,000         6,038          .35

Noranda Inc. (Canada)                                               200,000         4,231          .25

Teck Corp., Class B (Canada)                                        200,000         3,826          .22

TRANSPORTATION: AIRLINES - 1.15%

British Airways PLC (American Depositary Receipts)

 (United Kingdom)                                                   63,750          4,487          .49

British Airways PLC                                                 560,000         3,943

Cathay Pacific Airways Ltd. (Hong Kong)                             3,656,000       5,460          .32

Singapore Airlines Ltd. (Singapore)                                 358,000         3,350          .20

Air New Zealand Ltd., Class B (New Zealand)                         660,000         2,304          .14

APPLIANCES & HOUSEHOLD DURABLES - 0.96%

Sony Corp. (Japan)                                                  144,000         7,623          .45

AB Electrolux, Class B (Sweden)                                     137,900         5,917          .35

Philips Electronics NV (Netherlands)                                70,000          2,751          .16

TRANSPORTATION: RAIL & ROAD - 0.95%

TNT Ltd., 8.00% convertible preferred (Australia)                   5,790,400       8,432

TNT Ltd./2/                                                         5,336,044       7,454          .93

Canadian National Railway Co. (Canada)/2/                           25,000          375            .02

FOREST PRODUCTS & PAPER - 0.95%

Repola Ltd. (Finland)                                               385,000         7,491          .44

Fletcher Challenge Ltd. (New Zealand)                               2,200,000       5,455

Fletcher Challenge Forests Division (American Depositary

 Receipts)                                                          51,670          723            .39

Fletcher Challenge Forests Division                                 312,150         440

Carter Holt Harvey Ltd. (New Zealand)                               981,674         2,069          .12

REAL ESTATE - 0.47%

Sun Hung Kai Properties Ltd. (Hong Kong)                            1,000,000       8,049          .47

WHOLESALE & INTERNATIONAL TRADE - 0.46%

ITOCHU Corp. (Japan)                                                600,000         3,971          .23

Mitsubishi Corp. (Japan)                                            325,000         3,887          .23

AEROSPACE & MILITARY TECHNOLOGY - 0.41%

Bombardier Inc., Class B (Canada)                                   550,000         7,032          .41

TRANSPORTATION: SHIPPING - 0.27%

Nippon Yusen KK (Japan)                                             790,000         4,601          .27

ELECTRONIC INSTRUMENTS - 0.18%

Scitex Corp. Ltd. (Israel)                                          210,000         3,019          .18

METALS: STEEL - 0.18%

Svenskt Stal AB, Class A (Sweden)                                   240,000         2,396          .14

Tubos de Acero de Mexico, SA (American Depositary

 Receipts)(Mexico)/2/                                               85,000          595            .04

MISCELLANEOUS

Other stocks in initial period of acquisition                                       75,068         4.41

                                                                                    --------       ------

TOTAL STOCKS (cost: $1,143,527,000)                                                 1,337,241      78.50

                                                                                    --------       ------

                                                                    Principal

                                                                    Amount

Convertible Debentures                                              (000)

---------------------------------------------------------           ----------      --------       ------



FOREST PRODUCTS & PAPER - 0.24%

Kymmene Corp. 8.25% 2043                                            $17,000         4,090          .24

BANKING - 0.22%

Bangkok Bank Ltd. 3.25% 2004/1/                                     3,675           3,693          .22

                                                                                    --------       ------

TOTAL CONVERTIBLE DEBENTURES (cost: $7,821,000)                                     7,783          .46

                                                                                    --------       ------

TOTAL EQUITY-TYPE SECURITIES (cost: $1,151,348,000)                                 1,345,024      78.96

                                                                                    --------       ------





                                                                    Principal       Market         Percent

                                                                    Amount          Value          of Net

Short-Term Securities                                               (000)           (000)          Assets

---------------------------------------------------------           ----------      --------       ------

CORPORATE SHORT-TERM NOTES - 16.27%

Toyota Motor Credit Corp. 5.71% due 1/11-1/12/96                    39,500          39,237         2.30

Daimler-Benz North America Corp. 5.72% due 12/8/95-1/3/96           30,000          29,901         1.76

Caisse Nationale des Telecommunications 5.68%-5.70% due             29,793          29,769         1.75

 12/4-12/8/95

Glaxo Wellcome PLC 5.69%-5.72% due 12/18/95-1/19/96/1/              28,400          28,268         1.66

National Australia Funding (Delaware) Inc. 5.67%-5.70%              26,000          25,823         1.51
due

 1/12/96

Siemens Corp. 5.68% due 1/18/96                                     25,000          24,807         1.46

Abbey National North America 5.72% due 1/29/96                      20,000          19,810         1.16

Nestle Capital Corp. 5.69% due 12/7/95                              18,800          18,779         1.10

Bank of Montreal 5.70% due 1/23/96                                  18,300          18,143         1.06

Associates Corp. of North America 5.89% due 12/1/95                 15,830          15,827         .93

Canadian Wheat Board 5.70% due 12/4/95                              13,800          13,791         .81

CPC International Inc. 5.71% due 12/7/95/1/                         13,100          13,086         .77



CERTIFICATES OF DEPOSIT - 4.46%

Societe Generale 5.75%-5.78% due 12/1/95-1/2/96                     46,000          46,000         2.70

Bayerische Landesbank Girozentrale 5.80% due 1/24/96                20,000          20,000         1.17

National Westminster Bank PLC 5.78%-5.82% due                       10,000          10,000         .59
1/12-1/16/96



NON-U.S. GOVERNMENT OBLIGATIONS - 0.31%

New Zealand Government 9.00% due 11/15/96                           NZ 8,000        5,271          .31

                                                                                    --------       ------

TOTAL SHORT-TERM SECURITIES (cost: $357,842,000)                                    358,512        21.04

                                                                                    --------       ------

TOTAL INVESTMENT SECURITIES (cost: $1,509,190,000)                                  1,703,536      100.00



Excess of payables over money market account, cash and                              65             .00

receivables

                                                                                    --------       ------

NET ASSETS                                                                          $1,703,471     100.00%

                                                                                    ========       ======


/1/ Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

/2/ Non-income-producing securities.

See Notes to Financial Statements

Equity-type securities appearing in the
portfolio since May 31, 1995
-----------------------------------------
AGA
Air New Zealand
Banco de Santander
Cadbury Schweppes
Canadian National Railway
Dalgety
Groupe Danone
Koninklijke PTT Nederland
LVMH Moet Hennessy Louis Vuitton
Noranda
PartnerRe Holdings
Perusahaan Perseroan (Persero) PT Indonesian Satellite
Svenska Handelsbanken Group
Telecom Italia Mobile
Woolworths

Equity-type securities eliminated from the
portfolio since May 31, 1995
--------------------------------------------
Alusuisse-Lonza Holding
Banco Bilbao Vizcaya
Bank of Ayudhya
BASF
Bayer
Bayerische Vereinsbank
British Steel
Canadian Imperial Bank of Commerce
Credit local de France
Cross-Harbour Tunnel
Daily Mail and General Trust
Europe 1 Communication
Falconbridge
Havas
Hoechst
Holdingmaatschappij De Telegraaf
Kwik-Fit Holdings
Pakistan Telecommunication
Pioneer Industries International
Refuge Group
Rogers Cantel Mobile Communications
Rolls-Royce
Sembawang Shipyard
Sika Finanz
Siu-Fung Ceramics Holdings
Thames Water
Thyssen
Volkswagen
Welsh Water
WHSmith Group
American Variable Insurance Series

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
at November 30, 1995

(dollars in thousands)



                                                          Inter-              Growth-           Asset

                                         Growth           national            Income            Allocation

                                         Fund             Fund                Fund              Fund

---------------------------------        ----------       ----------          ----------        ----------

ASSETS:

Investment securities at market

 (cost: $2,348,914; $1,509,190;

 $3,092,802; $743,774; $528,075;

 $520,482; $203,315

 and $8,946,552, respectively)           $3,151,350       $1,703,536          $3,923,652        $865,939

Money market account                     142              100                 194               196

Cash                                     5                3                   5                 5

Receivables for-

 Sales of investments                    11,749           2,522               19,947            1,102

 Sales of fund's shares                  4,745            9,213               1,927             306

 Dividends and accrued

  interest                               1,314            5,140               9,968             5,308

                                         ----------       ----------          ----------        ----------

                                         3,169,305        1,720,514           3,955,693         872,856

                                         ----------       ----------          ----------        ----------



                                                          U.S.

                                                          Government/

                                         High-Yield       AAA-Rated           Cash

                                         Bond             Securities          Management

                                         Fund             Fund                Fund              Total

                                         ----------       ----------          ----------        ----------

ASSETS:

Investment securities at market

 (cost: $2,348,914; $1,509,190;

 $3,092,802; $743,774; $528,075;

 $520,482; $203,315

 and $8,946,552, respectively)           $532,674         $533,013            $203,315          $10,913,479

Money market account                     175              183                  -                990

Cash                                     5                5                   25                53

Receivables for-

 Sales of investments                    995              8,767                -                45,082

 Sales of fund's shares                  462              416                 135               17,204

 Dividends and accrued

  interest                               8,527            5,401                -                35,658

                                         ----------       ----------          ----------        ----------

                                         542,838          547,785             203,475           11,012,466

                                         ----------       ----------          ----------        ----------



                                                          Inter-              Growth-           Asset

                                         Growth           national            Income            Allocation

                                         Fund             Fund                Fund              Fund

                                         ----------       ----------          ----------        ----------



LIABILITIES:

Payables for-

 Purchases of investments                13,628           15,957              1,037             2,815

 Repurchases of fund's shares            113              8                   63                 -

 Management services                     1,073            871                 1,263             334

 Accrued expenses                        50               207                 61                15

                                         ----------       ----------          ----------        ----------

                                         14,864           17,043              2,424             3,164

NET ASSETS AT                            ----------       ----------          ----------        ----------

 NOVEMBER 30, 1995                       $3,154,441       $1,703,471          $3,953,269        $869,692

                                         ===========      ===========         ===========       ===========





                                                          U.S.

                                                          Government/

                                         High-Yield       AAA-Rated           Cash

                                         Bond             Securities          Management

                                         Fund             Fund                Fund              Total

LIABILITIES:                             ----------       ----------          ----------        ----------

Payables for-

 Purchases of investments                8,349            5,264                -                47,050

 Repurchases of fund's shares            53               7                   10,274            10,518

 Management services                     221              223                 80                4,065

 Accrued expenses                        10               10                  4                 357

                                         ----------       ----------          ----------        ----------

                                         8,633            5,504               10,358            61,990

NET ASSETS AT                            ----------       ----------          ----------        ----------

 NOVEMBER 30, 1995                       $534,205         $542,281            $193,117          $10,950,476

                                         ===========      ===========         ===========       ===========



                                                          Inter-              Growth-           Asset

                                         Growth           national            Income            Allocation

                                         Fund             Fund                Fund              Fund

                                         ----------       ----------          ----------        ----------



Shares of beneficial interest

 outstanding (unlimited

 shares authorized)                      75,438,942       122,610,312         125,619,032       63,143,826

Net asset value per share                $41.81           $13.89              $31.47            $13.77







                                                          U.S.

                                                          Government/

                                         High-Yield       AAA-Rated           Cash

                                         Bond             Securities          Management

                                         Fund             Fund                Fund              Total

                                         ----------       ----------          ----------        ----------





Shares of beneficial interest

 outstanding (unlimited

 shares authorized)                      38,177,115       47,057,482          17,384,644

Net asset value per share                $13.99           $11.52              $11.11




See Notes to Financial Statements
American Variable Insurance Series
FINANCIAL STATEMENTS

Statement of Operations
for the year ended November 30, 1995
(dollars in thousands)

                                                         Inter-              Growth-          Asset

                                        Growth           national            Income           Allocation

                                        Fund             Fund                Fund             Fund

                                        ----------       ----------          ---------        ----------

INVESTMENT INCOME:

Income:

 Dividends                              $14,993          $31,190             $76,846          $15,947

 Interest                               20,613           20,348              26,502           18,376

                                        ----------       ----------          ----------       ----------

                                        35,606           51,538              103,348          34,323

                                        ----------       ----------          ----------       ----------

Expenses:

 Management services fee                11,222           9,882               13,593           3,620

 Reports to shareholders                96               56                  123              28

 Registration statement and

  prospectus                            120              79                  151              35

 Postage, stationery and

  supplies                              170              106                 230              52

 Trustees' fees                         41               26                  54               12

 Auditing and legal fees                32               22                  41               12

 Custodian fee                          233              1,170               285              65

 Taxes other than federal

  income tax                            36               24                  49               11

 Other expenses                         21               33                  26               8

                                        ----------       ----------          ----------       ----------

                                        11,971           11,398              14,552           3,843

                                        ----------       ----------          ----------       ----------

 Net investment income                  23,635           40,140              88,796           30,480

                                        ----------       ----------          ----------       ----------

REALIZED GAIN (LOSS) AND

 UNREALIZED APPRECIATION

 ON INVESTMENTS:



Realized gain (loss) before

 non-U.S. taxes                         259,039          35,433              160,279          30,610

Non-U.S. taxes                           -               (488)                -                -

                                        ----------       ----------          ----------       ----------

 Net realized gain (loss)               259,039          34,945              160,279          30,610

                                        ----------       ----------          ----------       ----------

Net change in unrealized

 appreciation (depreciation):

 Beginning of year                      322,212          111,219             139,391          (7,649)

 End of year                            802,436          194,315             830,850          122,165

                                        ----------       ----------          ----------       -----------

  Net unrealized appreciation           480,224          83,096              691,459          129,814

                                        ----------       ----------          ----------       -----------

Net realized gain (loss) and

 unrealized appreciation

 on investments                         739,263          118,041             851,738          160,424

                                        ----------       ----------          ----------       -----------

NET INCREASE IN

 NET ASSETS RESULTING

 FROM OPERATIONS                        $762,898         $158,181            $940,534         $190,904

                                        =========        ===========         =========        =========



                                                         U.S.

                                        High-            Government/         Cash

                                        Yield            AAA-Rated           Manage-

                                        Bond             Securities          ment

                                        Fund             Fund                Fund             Total

                                        ----------       --------------      ----------       ---------
                                                         -

INVESTMENT INCOME:

Income:

 Dividends                              $1                -                   -               $138,977

 Interest                               49,461           $39,926             $11,661          186,887

                                        ----------       ----------          ----------       ----------

                                        49,462           39,926              11,661           325,864

                                        ----------       ----------          ----------       ----------

Expenses:

 Management services fee                2,350            2,550               907              44,124

 Reports to shareholders                17               19                  8                347

 Registration statement and

  prospectus                            22               26                  11               444

 Postage, stationery and

  supplies                              31               35                  14               638

 Trustees' fees                         8                9                   4                154

 Auditing and legal fees                9                10                  6                132

 Custodian fee                          46               45                  17               1,861

 Taxes other than federal

  income tax                            7                8                   4                139

 Other expenses                         6                6                   3                103

                                        ----------       ----------          ----------       ----------

                                        2,496            2,708               974              47,942

                                        ----------       ----------          ----------       ----------

 Net investment income                  46,966           37,218              10,687           277,922

                                        ----------       ----------          ----------       ----------

REALIZED GAIN (LOSS) AND

 UNREALIZED APPRECIATION

 ON INVESTMENTS:



Realized gain (loss) before

 non-U.S. taxes                         (11,260)         (5,497)              -               468,604

Non-U.S. taxes                           -                -                   -               (488)

                                        ----------       ----------          ----------       ----------

 Net realized gain (loss)               (11,260)         (5,497)              -               468,116

                                        ----------       ----------          ----------       ----------

Net change in unrealized

 appreciation (depreciation):

 Beginning of year                      (42,565)         (25,324)             -               497,284

 End of year                            4,599            12,531               -               1,966,896

                                        ----------       --------------      ----------       ----------
                                                         -

  Net unrealized appreciation           47,164           37,855               -               1,469,612

                                        ----------       --------------      ----------       ----------
                                                         -

Net realized gain (loss) and

 unrealized appreciation

 on investments                         35,904           32,358               -               1,937,728

                                        ----------       --------------      ----------       ----------
                                                         -

NET INCREASE IN

 NET ASSETS RESULTING

 FROM OPERATIONS                        $82,870          $69,576             $10,687          $2,215,650

                                        =========        ==============      =========        =========
                                                         =




See Notes to Financial Statements
American Variable Insurance Series

FINANCIAL STATEMENTS

Statement of Changes in Net Assets
for the year ended November 30, 1995
(dollars in thousands)

                                                                 Inter-           Growth-         Asset

                                                Growth           national         Income          Allocation

                                                Fund             Fund             Fund            Fund

----------------------------------              --------         --------         --------        ---------

OPERATIONS:

Net investment income                           $23,635          $40,140          $88,796         $30,480

Net realized gain (loss) on investments         259,039          34,945           160,279         30,610

Net unrealized appreciation

 on investments                                 480,224          83,096           691,459         129,814

                                                --------         --------         --------        ---------

 Net increase in net assets

  resulting from operations                     762,898          158,181          940,534         190,904

                                                --------         --------         --------        ---------

DIVIDENDS AND

 DISTRIBUTIONS PAID TO

 SHAREHOLDERS:

Dividends from net investment income            (20,133)         (37,537)         (85,055)        (29,507)

Distributions from net realized

 gain on investments                            (51,801)         (44,136)         (112,521)       (9,640)

                                                --------         --------         --------        ---------

Total dividends and distributions               (71,934)         (81,673)         (197,576)       (39,147)

                                                --------         --------         --------        ---------

CAPITAL SHARE

 TRANSACTIONS:

Proceeds from shares sold:

 14,348,086; 19,173,422; 13,715,393;

 6,084,975; 7,379,725; 6,989,389;

 20,995,679 and 88,686,669 shares,

 respectively                                   528,750          254,241          387,075         76,296

Proceeds from shares issued in

 reinvestment of net investment

 income dividends and distributions

 of net realized gain on investments:

 2,225,519; 6,335,172; 7,750,200;

 3,296,555; 3,356,613; 3,279,414;

 937,931 and 27,181,404 shares,

 respectively                                   71,934           81,673           197,576         39,147

Cost of shares repurchased:

 4,610,567; 8,773,846; 4,174,136;

 2,877,501; 2,819,500; 6,063,251;

 24,444,114 and 53,762,915 shares,

 respectively                                   (164,548)        (113,837)        (114,706)       (34,878)

 Net increase (decrease) in net                 --------         --------         --------        ---------

  assets resulting from capital share

  transactions                                  436,136          222,077          469,945         80,565

                                                --------         --------         --------        ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS         1,127,100        298,585          1,212,903       232,322



NET ASSETS:

Beginning of year                               $2,027,341       $1,404,886       $2,740,366      $637,370

                                                --------         --------         --------        ---------

End of year (including

 undistributed net investment

 income: $8,057; $9,938; $24,939;

 $8,506; $12,657; $9,659; $2,486

 and $76,242, respectively)                     $3,154,441       $1,703,471       $3,953,269      $869,692

                                                ========         ========         ========        =========

                                                                 U.S.

                                                                 Government/

                                                High-Yield       AAA-Rated        Cash

                                                Bond             Securities       Management

                                                Fund             Fund             Fund            Total

----------------------------------              --------         --------         --------        ---------

OPERATIONS:

Net investment income                           $ 46,966         $ 37,218         $10,687         $277,922

Net realized gain (loss) on investments         (11,260)         (5,497)           -              468,116

Net unrealized appreciation

 on investments                                 47,164           37,855            -              1,469,612

                                                --------         --------         --------        ---------

 Net increase in net assets

  resulting from operations                     82,870           69,576           10,687          2,215,650

                                                --------         --------         --------        ---------

DIVIDENDS AND

 DISTRIBUTIONS PAID TO

 SHAREHOLDERS:

Dividends from net investment income            (44,378)         (36,115)         (10,344)        (263,069)

Distributions from net realized

 gain on investments                             -                -                -              (218,098)

                                                --------         --------         --------        ---------

Total dividends and distributions               (44,378)         (36,115)         (10,344)        (481,167)

                                                --------         --------         --------        ---------

CAPITAL SHARE

 TRANSACTIONS:

Proceeds from shares sold:

 14,348,086; 19,173,422; 13,715,393;

 6,084,975; 7,379,725; 6,989,389;

 20,995,679 and 88,686,669 shares,

 respectively                                   99,350           77,672           233,089         1,656,473

Proceeds from shares issued in

 reinvestment of net investment

 income dividends and distributions

 of net realized gain on investments:

 2,225,519; 6,335,172; 7,750,200;

 3,296,555; 3,356,613; 3,279,414;

 937,931 and 27,181,404 shares,

 respectively                                   44,378           36,115           10,344          481,167

Cost of shares repurchased:

 4,610,567; 8,773,846; 4,174,136;

 2,877,501; 2,819,500; 6,063,251;

 24,444,114 and 53,762,915 shares,

 respectively                                   (37,940)         (67,704)         (271,390)       (805,003)

 Net increase (decrease) in net                 --------         --------         --------        ---------

  assets resulting from capital share

  transactions                                  105,788          46,083           (27,957)        1,332,637

                                                --------         --------         --------        ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS         144,280          79,544           (27,614)        3,067,120



NET ASSETS:

Beginning of year                               $389,925         $462,737         $ 220,731       $7,883,356

                                                --------         --------         --------        ---------

End of year (including

 undistributed net investment

 income: $8,057; $9,938; $24,939;

 $8,506; $12,657; $9,659; $2,486

 and $76,242, respectively)                     $534,205         $542,281         $ 193,117       $10,950,476

                                                ========         ========         ========        =========


See Notes to Financial Statements
American Variable Insurance Series
Financial Statements

Statement of Changes in Net Assets
for the year ended November 30, 1994
(dollars in thousands)

                                                                 Inter-          Growth-         Asset

                                               Growth            national        Income          Allocation

                                               Fund              Fund            Fund            Fund

----------------------------------             ---------         --------        --------        ---------

OPERATIONS:

Net investment income                          $15,017           $24,404         $71,607         $28,340

Net realized gain (loss) on                    52,610            43,558          112,012         9,504
investments

Net unrealized appreciation

 (depreciation) on investments                 (15,930)          21,617          (105,971)       (41,610)

                                               ---------         --------        --------        ---------

 Net increase (decrease) in net

  assets resulting from operations             51,697            89,579          77,648          (3,766)

                                               ---------         --------        --------        ---------

DIVIDENDS AND

 DISTRIBUTIONS PAID TO

 SHAREHOLDERS:

Dividends from net investment income           (14,164)          (18,349)        (66,032)        (27,518)

Distributions from net realized

 gain on investments                           (59,961)          (15,818)        (83,551)        (8,793)

                                               ---------         --------        --------        ---------

Total dividends and distributions              (74,125)          (34,167)        (149,583)       (36,311)

                                               ---------         --------        --------        ---------

CAPITAL SHARE

 TRANSACTIONS:

Proceeds from shares sold:

 14,010,480; 43,466,926; 13,134,545;

 7,970,745; 6,513,155; 4,821,568;

 28,332,973 and 118,250,392 shares,

 respectively                                  448,195           581,497         337,011         92,993

Proceeds from shares issued in

 reinvestment of net investment

 income dividends and distributions

 of net realized gain on investments:

 2,334,569; 2,609,004; 5,881,586;

 3,143,664; 2,912,711; 3,038,723;

 552,766 and 20,473,023 shares,

 respectively                                  74,125            34,167          149,583         36,311

Cost of shares repurchased:

 6,590,651; 7,999,702; 4,320,323;

 2,577,232; 4,132,973; 6,589,305;

 27,641,214 and 59,851,400 shares,

 respectively                                  (209,659)         (106,589)       (110,017)       (29,742)

 Net increase in net assets                    ---------         --------        --------        ---------

  resulting from capital share

  transactions                                 312,661           509,075         376,577         99,562

                                               ---------         --------        --------        ---------

TOTAL INCREASE (DECREASE) IN NET               290,233           564,487         304,642         59,485
ASSETS



NET ASSETS:

Beginning of year                              $1,737,108        $840,399        $2,435,724      $577,885

                                               ---------         --------        --------        ---------

End of year (including

 undistributed net investment

 income: $4,555; $7,823; $21,198;

 $7,533; $10,069; $8,556; $2,143

 and $61,877, respectively)                    $2,027,341        $1,404,886      $2,740,366      $637,370

                                               =========         ========        ========        =========

                                                                 U.S.

                                                                 Government
                                                                 /

                                               High-Yield        AAA-Rated       Cash

                                               Bond              Securities      Management

                                               Fund              Fund            Fund            Total

----------------------------------             ---------         --------        --------        ---------

OPERATIONS:

Net investment income                          $ 37,246          $ 32,510        $  7,112        $  216,23

Net realized gain (loss) on                    (27)              (2,512)          -              215,145
investments

Net unrealized appreciation

 (depreciation) on investments                 (61,207)          (53,355)         -              (256,456)

                                               ---------         --------        --------        ---------

 Net increase (decrease) in net

  assets resulting from operations             (23,988)          (23,357)        7,112           174,925

                                               ---------         --------        --------        ---------

DIVIDENDS AND

 DISTRIBUTIONS PAID TO

 SHAREHOLDERS:

Dividends from net investment income           (34,372)          (31,462)        (6,080)         (197,977)

Distributions from net realized

 gain on investments                           (6,377)           (2,925)          -              (177,425)

                                               ---------         --------        --------        ---------

Total dividends and distributions              (40,749)          (34,387)        (6,080)         (375,402)

                                               ---------         --------        --------        ---------

CAPITAL SHARE

 TRANSACTIONS:

Proceeds from shares sold:

 14,010,480; 43,466,926; 13,134,545;

 7,970,745; 6,513,155; 4,821,568;

 28,332,973 and 118,250,392 shares,

 respectively                                  93,032            55,095          313,018         1,920,841

Proceeds from shares issued in

 reinvestment of net investment

 income dividends and distributions

 of net realized gain on investments:

 2,334,569; 2,609,004; 5,881,586;

 3,143,664; 2,912,711; 3,038,723;

 552,766 and 20,473,023 shares,

 respectively                                  40,749            34,387          6,080           375,402

Cost of shares repurchased:

 6,590,651; 7,999,702; 4,320,323;

 2,577,232; 4,132,973; 6,589,305;

 27,641,214 and 59,851,400 shares,

 respectively                                  (57,974)          (74,350)        (304,971)       (893,302)

 Net increase in net assets                    ---------         --------        --------        ---------

  resulting from capital share

  transactions                                 75,807            15,132          14,127          1,402,941

                                               ---------         --------        --------        ---------

TOTAL INCREASE (DECREASE) IN NET               11,070            (42,612)        15,159          1,202,464
ASSETS



NET ASSETS:

Beginning of year                              $378,855          $505,349        $205,572        $6,680,892

                                               ---------         --------        --------        ---------

End of year (including

 undistributed net investment

 income: $4,555; $7,823; $21,198;

 $7,533; $10,069; $8,556; $2,143

 and $61,877, respectively)                    $389,925          $462,737        $220,731        $7,883,356

                                               =========         ========        ========        =========


See Notes to Financial Statements

Notes to Financial Statements

1. American Variable Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with seven different funds. The assets of each fund are segregated, with each fund accounted for separately. The following paragraphs summarize the significant accounting policies consistently followed by the series in the preparation of its financial statements:

 Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

 As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts on securities purchased are amortized over the life of the respective securities. The series does not amortize premiums on securities purchased. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

 Investment securities and other assets and liabilities denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the year. Purchases and sales of investment securities, income and expenses are calculated using the prevailing exchange rate as accrued. The series does not identify the portion of each amount shown in the series' statement of operations under the caption "Realized Gain (Loss) and Unrealized Appreciation on Investments" that arises from changes in non-U.S. currency exchange rates.

 Common expenses incurred by the series are allocated among the funds based upon relative net assets. In all other respects, expenses are charged to each fund as incurred on a specific identification basis.

 Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. Custodian fees for the series aggregated $1,861,000, of which $27,000 was paid by these credits rather than in cash.

2. It is the series' policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. There was no difference between book and tax realized gains on securities transactions for the year ended November 30, 1995. The High-Yield Bond Fund and the U.S. Government/AAA-Rated Securities Fund had available at November 30, 1995 capital loss carryforwards totaling $9,307,000 and $7,165,000 respectively, which may be used to offset capital gains realized during subsequent years through November 30, 2003. It is the intention of these funds not to make distributions from capital gains while there are capital loss carryforwards. For book and federal income tax purposes, the amounts of unrealized appreciation and depreciation and the cost of portfolio securities at November 30, 1995 were as follows:

(dollars in thousands)

                                                                                              Asset

                                     Growth             Interna-           Growth-Income      Allocation

                                     Fund               tional Fund        Fund               Fund





Unrealized

 appreciation                        $  868,821         $  257,761         $  869,261         $ 128,961

Unrealized

 depreciation                        66,385             63,415             38,411             6,796

Net unrealized

 appreciation                        802,436            194,346            830,850            122,165

Cost of portfolio

 securities                          2,348,914          1,509,190          3,092,802          743,774









                                     High-Yield         U.S.               Cash
                                                        Government/

                                     Bond               AAA-Rated          Management

                                     Fund               Securities         Fund               Total
                                                        Fund





Unrealized

 appreciation                        $ 15,665           $ 16,770            -                 $2,157,239

Unrealized

 depreciation                        11,066             4,239               -                 190,312

Net unrealized

 appreciation                        4,599              12,531              -                 1,966,927

Cost of portfolio

 securities                          528,075            520,482            $203,315           8,946,552


3. The fees for management services were paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following annual rates: Growth Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.37% of such assets in excess of $2.0 billion; Growth-Income Fund
- 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; and 0.32% of such assets in excess of $2.5 billion; Asset Allocation Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.42% of such assets in excess of $600 million; High-Yield Bond Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.46% of such assets in excess of $600 million; U.S. Government/AAA-Rated Securities Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.40% of such assets in excess of $600 million; Cash Management Fund - 0.50% of the first $100 million of average net assets; 0.42% of such assets in excess of $100 million but not exceeding $400 million; and 0.38% of such assets in excess of $400 million. For the International Fund, the Board of Trustees has approved an amended Investment Advisory and Service Agreement containing a reduced fee schedule. Effective December 1, 1994, the amended agreement provides for reduced fees at the following annual rates:
0.90% of the first $60 million of average net assets; 0.78% of such assets in excess of $60 million but not exceeding $600 million; 0.60% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.48% of such assets in excess of $1.2 billion but not exceeding $2 billion; and 0.465% of such assets in excess of $2 billion.

 Trustees of the series who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of November 30, 1995, aggregate amounts deferred were $50,000.

4.  (dollars in thousands)





                                                                                              Asset

                                    Growth              Interna-           Growth-Income      Allocation

                                    Fund                tional Fund        Fund               Fund

As of November 30,

 1995:

Accumulated

 undistributed

 net realized

 gain (loss) on

 investments                        $258,402            $34,659/1/         $158,883           $30,419

Paid-in capital                     2,085,546           1,464,559          2,938,597          708,602

For the year

 ended November 30,

 1995:

Purchases of

 investment

 securities/2/                      890,949             375,683            867,384            340,041

Sales of invest-

 ment securities/2/                 789,487             294,525            763,232            280,803













                                    High-Yield          U.S.               Cash
                                                        Government/

                                    Bond                AAA-Rated          Management

                                    Fund                Securities         Fund               Total
                                                        Fund

As of November 30,

 1995:

Accumulated

 undistributed

 net realized

 gain (loss) on

 investments                        $(11,357)           $(8,139)            -                 $462,867

Paid-in capital                     528,306             528,230            $190,631           8,444,471

For the year

 ended November 30,

 1995:

Purchases of

 investment

 securities/2/                      224,774             202,086             -                 2,900,917

Sales of invest-

 ment securities/2/                 138,132             128,005             -                 2,394,184




/1/ The fund reclassified permanent book and tax differences relating to shareholder distributions of $488,000 from undistributed net investment income to undistributed net realized gains for the year ended November 30, 1995.

/2/Excludes short-term securities.

5. Dividend and interest income for the International Fund is recorded net of non-U.S. taxes paid. For the year ended November 30, 1995, such non-U.S. taxes were $3,803,000. Net realized currency losses on dividends, interest, and withholding taxes reclaimable were $35,000 for the year ended November 30, 1995.

PER-SHARE
DATA AND
RATIOS

                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

GROWTH FUND



1991        $19.98         $ .41         $4.48             $4.89           $(.47)           $(.22)

1992        24.18           .29           4.25              4.54            (.31)1/1/        -

1993        28.41           .25           4.13              4.38            (.24)            (.21)

1994        32.34           .24            .69              .93             (.24)            (1.09)

1995        31.94           .33          10.63              10.96           (.29)            (.80)



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(.69)         $24.18        24.90%            $ 700            .56%            1.94%          9.83%

1992         (.31)          28.41        18.90             1,212            .53             1.15           11.15

1993         (.45)          32.34        15.59             1,737            .50              .86           20.40

1994        (1.33)          31.94        2.92              2,027            .49              .78           29.58

1995        (1.09)          41.81        35.35             3,154            .47              .92           35.47





INTERNATIONAL FUND


                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

-----       ---------      --------      ---------         ---------       ---------        ---------
                           -



1991        $9.45          $ .22         $.59              $.81            $(.24)            -

1992        10.02           .19           (.09)             .10             (.21)           $(.02)

1993         9.89           .17           2.50              2.67            (.16)            -

1994        12.40           .25           1.04              1.29            (.20)            (.22)

1995        13.27           .34           1.02              1.36            (.33)            (.41)



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -



1991        $(.24)         $10.02        8.67%             $197            1.04%            2.62%          8.21%

1992         (.23)           9.89        .90               360             1.00             2.11           16.73

1993         (.16)          12.40        27.20             840              .96             1.75           17.70

1994         (.42)          13.27        10.48             1,405            .80             2.03           19.66

1995         (.74)          13.89        10.78             1,703            .75             2.64           24.66



GROWTH-INCOME FUND


                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

1991        $19.23         $ .75         $2.63             $3.38           $(.79)           $(.10)

1992         21.72          .65           2.74              3.39            (.67)            (.27)

1993         24.17          .63           2.12              2.75            (.63)            (.28)

1994         26.01          .68           .14               .82             (.65)            (.88)

1995         25.30          .73           7.20              7.93            (.73)            (1.03)



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(.89)         $21.72        17.83%            $1,022           .56%            3.80%          11.14%

1992         (.94)          24.17        15.90             1,704            .52             3.01           13.60

1993         (.91)          26.01        11.63             2,436            .49             2.66           24.93

1994         (1.53)         25.30        3.21              2,740            .47             2.72           29.26

1995         (1.76)         31.47        33.14             3,953            .44             2.70           26.91



ASSET ALLOCATION FUND


                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

1991        $9.50          $ .53         $1.11             $1.64           $(.55)            -

1992        10.59           .48           .94               1.42            (.49)           $ (.05)

1993        11.47           .51           .67               1.18            (.49)            (.15)

1994        12.01           .51           (.57)             (.06)           (.52)            (.18)

1995        11.25           .50          2.69               3.19            (.50)            (.17)



                                                                                            RATIO

                           NET ASSET                                       NET ASSETS,      OF NET

            TOTAL          VALUE,                          END OF          EXPENSES         INCOME TO      PORTFOLIO

            DISTRI-        END OF        TOTAL             YEAR (IN        TO AVERAGE       AVERAGE        TURNOVER

            BUTIONS        YEAR          RETURN            MILLIONS)       NET ASSETS       NET ASSETS     RATE

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(.55)         $10.59        17.63%            $194             .59%            5.56%          15.08%

1992         (.54)          11.47        13.69             359              .57             4.73           19.74

1993         (.64)          12.01        10.59             578              .55             4.66           19.01

1994         (.70)          11.25        (.54)             637              .53             4.55           36.13

1995         (.67)          13.77        29.45             870              .52             4.11           39.89



HIGH-YIELD BOND FUND


                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

1991        $11.83         $1.17         $1.78             $2.95           $(1.25)           -

1992         13.53         1.10           .62               1.72            (1.08)           -

1993         14.17         1.09           1.20              2.29            (1.10)          $ (.19)

1994         15.17         1.27           (2.07)            (.80)           (1.23)           (.25)

1995         12.89         1.32           1.10              2.42            (1.32)           -



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(1.25)        $13.53        26.22%            $107             .63%            9.81%          18.07%

1992         (1.08)         14.17        13.14             197              .59             8.88           47.44

1993         (1.29)         15.17        17.09             379              .56             8.18           34.05

1994         (1.48)         12.89        (5.71)            390              .54             9.37           38.46

1995         (1.32)         13.99        19.81             534              .54             10.12          31.73



U.S. GOVERNMENT/AAA-RATED SECURITIES FUND




                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

1991        $10.66         $ .77         $ .58             $1.35           $(.79)            -

1992         11.22          .75          .32                1.07            (.76)            -

1993         11.53          .74          .68                1.42            (.75)           $ (.05)

1994         12.15          .76           (1.30)            (.54)           (.74)            (.07)

1995         10.80          .82          .71                1.53            (.81)            -



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(.79)         $11.22        13.24%            $240             .58%            7.91%          27.06%

1992         (.76)          11.53        9.83              360              .57             7.08           39.96

1993         (.80)          12.15        12.65             505              .55             6.42           21.69

1994         (.81)          10.80        (4.58)            463              .54             6.69           45.21

1995         (.81)          11.52        14.73             542              .54             7.37           30.11



CASH MANAGEMENT FUND


                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

1991        $11.14         $ .62         $.01              $.63            $(.66)            -

1992         11.11          .35          .01                .36             (.43)            -

1993         11.04          .29           -                 .29             (.31)            -

1994         11.02          .37          .02                .39             (.32)            -

1995         11.09          .63          (.02)              .61             (.59)            -



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(.66)         $11.11        5.84%             $163             .58%            5.65%           -

1992         (.43)          11.04        3.31              197              .53             3.24            -

1993         (.31)          11.02        2.67              206              .51             2.57            -

1994         (.32)          11.09        3.59              221              .49             3.60            -

1995         (.59)          11.11        5.65              193              .49             5.37            -


/1/ Amount includes net realized short-term gains treated as net investment income for federal income tax purposes.

REPORT OF INDEPENDENT ACCOUNTANTS
_________________________________________________________________
To the Board of Trustees and Shareholders of American Variable Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of the Growth Fund, the International Fund, the Growth-Income Fund, the Asset Allocation Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Variable Insurance Series, hereafter referred to as the "Series") at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above

PRICE WATERHOUSE LLP
Los Angeles, California
January 5, 1996












                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A)  FINANCIAL STATEMENTS:

Included in Prospectus - Part A
 Financial Highlights

Included in Statement of Additional Information - Part B
 Statement of Assets and Liabilities      Per Share Data and Ratios
 Statement of Operations                  Notes to Financial Statements
 Statement of Changes in Net Assets       Report of Independent Accountants

(B) EXHIBITS:

 1. On file (see SEC files nos. 811-3857 and 2-86838)

 2. On file (see SEC files nos. 811-3857 and 2-86838)

 3. None.

 4. None.

 5. On file (see SEC files nos. 811-3857 and 2-86838)

 6. None.

 7. None.

 8. On file (see SEC files nos. 811-3857 and 2-86838)

 9. On file (see SEC files nos. 811-3857 and 2-86838)

 10. Not applicable to this filing.

 11. Consent of Independent Accountants

 12. None.

 13. On file (see SEC files nos. 811-3857 and 2-86838)

 14. None.

 15. None.

 16. None.

    17. Financial data schedule (EDGAR)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

     As of November 30, 1995.

                           Number of
  Title of Class           Record-Holders

Beneficial Interest              9
  (no par value)



ITEM 27. INDEMNIFICATION.

          Registrant is a joint-insured under an Investment Adviser/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company, which insures its officers and Trustees against certain liabilities.

Article VI of the Trust's By-Laws states:

     (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or pro-ceeding, had no reasonable cause to believe such person's conduct was unlawful.

     (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

     (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

     (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

     (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

     (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

     (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

     (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification or any person in contravention of any rule or regulation of the Securities and Exchange Commission.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 29. PRINCIPAL UNDERWRITERS.

  Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 135 South State College Blvd., Brea, CA 92621.

     Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32. UNDERTAKINGS.

 None.

                            SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 25th day of March, 1996.

                       AMERICAN VARIABLE INSURANCE SERIES

                    By /s/ James F. Rothenberg
                       James F. Rothenberg, President and Trustee

     Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on March 25, 1996, by the following persons in the capacities indicated.

       SIGNATURE                              TITLE



(1)    Principal Executive Officer:



       /s/ James F. Rothenberg                 President and Trustee

       James F. Rothenberg



(2)    Principal Financial Officer and
       Principal Accounting Officer:



       /s/ Robert P. Simmer                     Vice President and Treasurer

       Robert P. Simmer

(3)    Trustees:



       Charles H. Black*                      Trustee

       H. Frederick Christie*                 Trustee

       Joe E. Davis*                          Trustee

       Martin Fenton, Jr.*                    Trustee

       Richard H. M. Holmes*                  Trustee

       Mary Myers Kauppila*                   Trustee

       /s/ James F. Rothenberg

       James F. Rothenberg                    President and Trustee

       Thomas E. Terry*                       Chairman of the Board




     *By /s/ Chad L. Norton
         Chad L. Norton  (Attorney-in-Fact)

     Counsel reports that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

         /s/ Michele Y. Yang
         Michele Y. YangC-5